UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 41.07%
U.S. Markets – 23.82%
Consumer Discretionary – 2.62%
BorgWarner	590	$32,421
Buffalo Wild Wings †	240	43,291
Cheesecake Factory	835	42,009
Cinemark Holdings	380	13,520
Comcast Special Class A	1,120	64,473
Del Frisco’s Restaurant
Group †	1,565	37,153
Discovery Communications
Class A †	1,051	36,207
Discovery Communications
Class C †	5,158	173,928
Disney (Walt)	290	27,315
DSW Class A	960	35,808
Express †	1,595	23,431
Ford Motor	3,310	51,305
G-III Apparel Group †	505	51,010
Iconix Brand Group †	1,085	36,662
Jack in the Box	630	50,375
Johnson Controls	4,800	232,032
L Brands	3,244	280,768
Liberty Interactive Class A †	11,129	327,415
Lowe’s	3,600	247,680
Macy’s	940	61,805
Madden (Steven) †	1,577	50,196
McDonald’s	140	13,118
National CineMedia	1,460	20,980
NIKE Class B	2,078	199,800
Nordstrom	650	51,603
Popeyes Louisiana Kitchen †	850	47,830
Priceline Group †	264	301,015
Regal Entertainment Group
Class A	370	7,903
Sally Beauty Holdings †	3,753	115,367
Shutterfly †	700	29,187
Starbucks	750	61,538
Tenneco †	830	46,986
Tractor Supply	640	50,445
Urban Outfitters †	1,430	50,236
Viacom Class B	290	21,823
		2,936,635
Consumer Staples – 1.68%
Archer-Daniels-Midland	4,700	244,400
Casey’s General Stores	895	80,836
Coca-Cola	550	23,221
CVS Health	3,460	333,233
General Mills	920	49,064
J&J Snack Foods	345	37,526
Kimberly-Clark	360	41,594
Kraft Foods Group	3,924	245,878
Mondelez International
Class A	6,173	224,234
PepsiCo	990	93,614
Procter & Gamble	1,300	118,417
Walgreens Boots Alliance	5,232	398,678
		1,890,695
Energy – 2.05%
Bonanza Creek Energy †	270	6,480
Bristow Group	265	17,434
Carrizo Oil & Gas †	765	31,824
Chevron	2,840	318,591
ConocoPhillips	3,360	232,042
Core Laboratories	270	32,492
Diamondback Energy †	350	20,923
EOG Resources	3,794	349,314
Exxon Mobil	1,030	95,223
Halliburton	4,800	188,784
Kinder Morgan	4,000	169,240
Marathon Oil	8,580	242,728
Occidental Petroleum	3,050	245,861
Parsley Energy Class A †	700	11,172
Pioneer Energy Services †	865	4,792
RigNet †	815	33,439
Rosetta Resources †	830	18,517
RSP Permian †	535	13,450
Schlumberger	790	67,474
Williams	4,542	204,117
		2,303,897
Financials – 5.15%
AFLAC	810	49,483
Allstate	3,600	252,900
American Campus
Communities	475	19,646
American Equity Investment
Life Holding	1,645	48,018
American Realty Capital
Properties	1,475	13,349
American Tower	610	60,299
Ameriprise Financial	320	42,320
AMERISAFE	525	22,239
Apartment Investment &
Management	775	28,791

(continues)     NQ-444 [12/14] 2/15 (13981) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
AvalonBay Communities	550	$89,865
Bank of New York Mellon	6,100	247,477
BB&T	6,200	241,118
BBCN Bancorp	1,960	28,185
BlackRock	110	39,332
Boston Properties	700	90,083
Brandywine Realty Trust	2,300	36,754
Bryn Mawr Bank	355	11,111
Camden Property Trust	350	25,844
Capital One Financial	670	55,309
Cardinal Financial	1,890	37,479
Citigroup	1,490	80,624
City Holding	695	32,338
Corporate Office Properties
Trust	625	17,731
Cousins Properties	1,425	16,273
Crown Castle International	4,381	344,785
DCT Industrial Trust	1,388	49,496
DDR	2,650	48,654
Douglas Emmett	1,400	39,760
Duke Realty	2,875	58,075
DuPont Fabros Technology	1,270	42,215
EastGroup Properties	440	27,861
EPR Properties	1,215	70,020
Equity Lifestyle Properties	425	21,909
Equity One	775	19,654
Equity Residential	1,350	96,984
Essex Property Trust	300	61,980
Evercore Partners Class A	1,190	62,320
Extra Space Storage	425	24,922
Federal Realty Investment
Trust	200	26,692
Fidelity & Guaranty Life	1,365	33,129
First Industrial Realty Trust	1,625	33,410
First NBC Bank Holding †	875	30,800
First Potomac Realty Trust	875	10,815
Flushing Financial	1,230	24,932
General Growth Properties	3,075	86,500
Greenhill & Co	480	20,928
Health Care REIT	425	32,160
Healthcare Realty Trust	850	23,222
Healthcare Trust of America
Class A	738	19,868
Highwoods Properties	850	37,638
Host Hotels & Resorts	4,240	100,785
Independent Bank @	830	35,532
Infinity Property & Casualty @	395	30,518
IntercontinentalExchange	1,216	266,657
Invesco	860	33,987
JPMorgan Chase	1,690	105,760
KeyCorp	2,740	38,086
Kilroy Realty	500	34,535
Kimco Realty	1,475	37,081
Kite Realty Group Trust	1,633	46,932
LaSalle Hotel Properties	1,650	66,775
Lexington Realty Trust	1,700	18,666
Liberty Property Trust	425	15,993
LTC Properties	175	7,555
Macerich	425	35,449
Marsh & McLennan	4,400	251,856
National Retail Properties	1,540	60,630
Pebblebrook Hotel Trust	625	28,519
Post Properties	550	32,324
Primerica	675	36,626
Prologis	1,975	84,984
Prosperity Bancshares	710	39,306
Prudential Financial	390	35,279
PS Business Parks	225	17,897
Public Storage	400	73,940
Ramco-Gershenson Properties
Trust	2,925	54,815
Raymond James Financial	710	40,676
Regency Centers	650	41,457
RLJ Lodging Trust	900	30,177
Sabra Health Care REIT	425	12,907
Selective Insurance Group @	1,230	33,419
Simon Property Group	1,125	204,874
SL Green Realty	550	65,461
Sovran Self Storage	395	34,452
Spirit Realty Capital	2,175	25,861
State Street	640	50,240
Sterling Bancorp	2,965	42,637
Stifel Financial †	790	40,306
Strategic Hotels & Resorts †	2,375	31,421
Susquehanna Bancshares	2,290	30,755
Tanger Factory Outlet Centers	850	31,416
Taubman Centers	225	17,195
Texas Capital Bancshares †	625	33,956
Travelers	560	59,276
UDR	1,275	39,296
United Fire Group	860	25,568
Ventas	1,175	84,248
Vornado Realty Trust	850	100,054
Webster Financial	1,200	39,036

2 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Wells Fargo	1,790	$98,128
Western Alliance Bancorp †	1,565	43,507
		5,782,107
Healthcare – 3.54%
AbbVie	1,140	74,602
Acorda Therapeutics †	1,060	43,322
Actavis †	200	51,482
Air Methods †	915	40,287
Akorn †	1,110	40,182
Alkermes †	640	37,478
Allergan	2,162	459,620
Auxilium Pharmaceuticals †	595	20,459
Baxter International	3,200	234,528
Cardinal Health	3,100	250,263
Celgene †	4,630	517,912
Cepheid †	1,035	56,035
Conmed	925	41,588
Cross Country Healthcare †	2,360	29,453
CryoLife	2,270	25,719
DexCom †	975	53,674
Express Scripts Holding †	820	69,429
Gilead Sciences †	890	83,891
Halyard Health †	46	2,092
Isis Pharmaceuticals †	630	38,896
Johnson & Johnson	2,460	257,242
Ligand Pharmaceuticals Class
B †	385	20,486
Medicines †	650	17,985
Merck	5,420	307,802
Merit Medical Systems †	1,336	23,153
NPS Pharmaceuticals †	1,450	51,867
Perrigo	922	154,122
Pfizer	11,268	350,998
Prestige Brands Holdings †	760	26,387
Quest Diagnostics	3,700	248,122
Quidel †	1,445	41,789
Spectrum Pharmaceuticals †	2,390	16,563
Thermo Fisher Scientific	570	71,415
UnitedHealth Group	820	82,894
Vertex Pharmaceuticals †	320	38,016
WellCare Health Plans †	490	40,209
West Pharmaceutical Services	1,095	58,298
		3,978,260
Industrials – 1.96%
AAON	1,938	43,392
Applied Industrial
Technologies	915	41,715
Barnes Group	1,185	43,857
Boeing	310	40,294
Caterpillar	190	17,391
Chart Industries †	195	6,669
Columbus McKinnon	1,345	37,714
Continental Building
Products †	1,400	24,822
Cummins	220	31,717
Deere	250	22,117
Eaton	540	36,698
ESCO Technologies	625	23,063
Esterline Technologies †	455	49,904
FedEx	370	64,254
General Electric	3,910	98,806
Granite Construction	1,035	39,351
Honeywell International	550	54,956
Hunt (J.B.) Transport Services	360	30,330
Kadant	985	42,050
KEYW Holding †	2,915	30,258
Kforce	2,125	51,276
Lockheed Martin	290	55,845
MasTec †	595	13,453
McGrath RentCorp	1,125	40,343
MYR Group †	830	22,742
Nielsen Holdings	720	32,206
Northrop Grumman	1,700	250,563
Parker Hannifin	320	41,264
Raytheon	2,200	237,974
Republic Services	770	30,993
Roadrunner Transportation
Systems †	830	19,381
Rockwell Collins	230	19,430
Swift Transportation †	840	24,049
Tetra Tech	1,085	28,970
Union Pacific	670	79,817
United Stationers	1,045	44,057
United Technologies	560	64,400
US Ecology	760	30,491
WageWorks †	615	39,711
Waste Management	4,900	251,468
XPO Logistics †	1,105	45,172
		2,202,963
Information Technology – 5.21%
Accenture Class A	740	66,089

(continues)     NQ-444 [12/14] 2/15 (13981) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Adobe Systems †	2,151	$156,378
Anixter International †	440	38,922
Apple	1,440	158,947
Applied Micro Circuits †	4,405	28,721
Avago Technologies	460	46,271
Broadcom Class A	5,600	242,648
Callidus Software †	1,150	18,779
Cisco Systems	10,280	285,938
Convergys	1,605	32,694
Coupons.com †	1,055	18,726
eBay †	6,604	370,616
Electronic Arts †	3,627	170,523
EMC	2,640	78,514
Equinix	1,419	321,730
ExlService Holdings †	550	15,791
Facebook Class A †	810	63,196
FARO Technologies †	830	52,024
Google Class A †	432	229,245
Google Class C †	289	152,130
GrubHub †	830	30,146
Guidewire Software †	720	36,454
Intel	8,450	306,651
International Business
Machines	100	16,044
InterXion Holding †	1,150	31,441
Intuit	2,634	242,828
j2 Global @	830	51,460
MasterCard Class A	4,378	377,208
Maxim Integrated Products	1,430	45,574
Microsoft	10,193	473,465
NETGEAR †	920	32,734
Plantronics	625	33,137
Proofpoint †	1,030	49,677
QUALCOMM	6,206	461,292
Rally Software Development †	1,525	17,339
Rofin-Sinar Technologies †	1,390	39,990
salesforce.com †	650	38,552
SciQuest †	1,845	26,660
Semtech †	1,425	39,287
SS&C Technologies Holdings	825	48,254
Synaptics †	580	39,927
TeleTech Holdings †	1,210	28,653
Tyler Technologies †	275	30,096
Visa Class A	1,654	433,679
Xerox	17,800	246,708
Yahoo †	1,200	60,612
Yelp †	1,253	68,577
		5,854,327
Materials – 0.66%
Axiall	830	35,250
Boise Cascade †	1,185	44,023
Chemtura †	1,040	25,719
duPont (E.I.) deNemours	3,300	244,002
Eastman Chemical	730	55,378
Huntsman	1,550	35,309
Innophos Holdings	455	26,595
International Paper	520	27,862
Kaiser Aluminum	435	31,072
LyondellBasell Industries	280	22,229
MeadWestvaco	1,170	51,936
Minerals Technologies	455	31,600
Neenah Paper	660	39,778
Quaker Chemical	500	46,020
Worthington Industries	765	23,019
		739,792
Telecommunication Services – 0.53%
AT&T	9,210	309,364
Atlantic Tele-Network	415	28,050
inContact †	3,625	31,864
Verizon Communications	4,700	219,866
		589,144
Utilities – 0.42%
Cleco	760	41,450
Edison International	4,130	270,432
MDU Resources Group	1,190	27,965
NorthWestern	695	39,323
OGE Energy	1,080	38,318
Sempra Energy	390	43,430
South Jersey Industries	230	13,554
		474,472
Total U.S. Markets
(cost $15,931,443)		26,752,292
Developed Markets – 12.43%§
Consumer Discretionary – 1.95%
Adidas	690	47,917
Bayerische Motoren Werke	709	76,514
Cie Financiere Richemont
Class A	410	36,350
Compass Group	1,950	33,327
Denso	1,100	51,273

4 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Fiat Chrysler Automobiles †	3,900	$45,317
Hennes & Mauritz Class B	840	34,898
Hermes International	8	2,849
Husqvarna Class B	4,700	34,547
Kering	592	113,765
LVMH Moet Hennessy Louis Vuitton	200	31,680
Nitori Holdings	4,226	227,076
Publicis Groupe	1,940	139,128
Reed Elsevier	1,970	47,045
Sekisui Chemical	4,000	48,128
Shimamura	500	43,152
Singapore Press Holdings	9,000	28,569
Sodexo	390	38,175
Sumitomo Electric Industries	3,500	43,716
Sumitomo Rubber Industries	10,600	157,593
Swatch Group	105	46,647
Techtronic Industries	42,000	134,752
Toyota Motor	6,199	386,338
USS	2,500	38,415
Volkswagen	175	37,941
William Hill	6,100	34,272
WPP	1,630	33,886
Yue Yuen Industrial Holdings	53,500	192,393
		2,185,663
Consumer Staples – 1.38%
Anheuser-Busch InBev	815	91,721
Aryzta †	3,557	273,354
British American Tobacco	2,080	112,703
Carlsberg Class B	2,002	153,757
Coca-Cola Amatil	16,333	123,330
Diageo	1,800	51,558
Heineken	670	47,575
Henkel	455	44,075
Jeronimo Martins	3,000	30,061
Kao	1,500	59,157
Kerry Group Class A	610	42,143
Koninklijke Ahold	2,150	38,212
L’Oreal	210	35,148
Meiji Holdings	500	45,493
Nestle	1,780	129,764
Reckitt Benckiser Group	500	40,492
SABMiller	760	39,615
Unilever	1,380	56,060
Unilever CVA	1,280	50,071
Wesfarmers	904	30,611
Woolworths	2,330	57,907
		1,552,807
Energy – 0.44%
AMEC	2,530	33,409
BG Group	2,900	38,802
CGG †	3,850	22,689
Neste Oil	1,580	38,352
Saipem †	7,907	82,886
Subsea 7	1,439	14,707
Suncor Energy	4,200	133,379
Total	2,490	127,568
		491,792
Financials – 1.95%
AIA Group	7,000	38,612
AXA	11,233	258,842
Banco Espirito Santo Class R =†	85,000	0
Bank Leumi Le-Israel BM †	11,600	39,672
City Developments	4,000	30,859
Commonwealth Bank of Australia	1,190	82,690
Daito Trust Construction	400	45,379
Daiwa Securities Group	7,000	54,816
ING Groep CVA †	12,566	162,348
Intesa Sanpaolo	15,200	44,094
Investor Class B	1,380	50,173
KBC Groep †	900	50,229
Mitsubishi UFJ Financial Group	46,081	253,201
Nordea Bank	22,288	257,999
Prudential	3,300	76,284
QBE Insurance Group	4,800	43,591
Schroders	1,150	47,790
Seven Bank	11,200	47,016
Societe Generale	1,030	43,106
Sony Financial Holdings	2,700	39,761
Standard Chartered	15,507	231,891
Swire Properties	9,600	28,250
UBS Group †	2,600	44,693
UniCredit	33,814	216,599
		2,187,895
Healthcare – 2.21%
Actelion †	330	37,990
Bayer	610	83,148
CSL	789	55,431

(continues)     NQ-444 [12/14] 2/15 (13981) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Dainippon Sumitomo Pharma	3,800	$36,802
GlaxoSmithKline	3,750	80,441
ICON †	745	37,988
Indivior †	500	1,164
Merck	400	37,643
Miraca Holdings	900	38,720
Novartis	5,956	552,380
Novo Nordisk ADR	4,559	192,937
Novo Nordisk Class B	2,150	90,947
QIAGEN †	1,700	39,598
Roche Holding	610	165,275
Sanofi	2,696	245,796
Smith & Nephew	3,709	66,874
Sonic Healthcare	2,200	33,102
Stada Arzneimittel	3,760	114,089
Teva Pharmaceutical Industries ADR	9,855	566,761
		2,477,086
Industrials – 2.00%
ABB †	2,800	59,243
Adecco	610	41,931
Aggreko	1,620	37,774
AP Moeller - Maersk	21	41,769
Cathay Pacific Airways	25,000	54,488
Cie de Saint-Gobain	1,220	51,680
Cobham	9,500	47,684
Deutsche Lufthansa	1,930	31,982
Deutsche Post	7,060	229,181
East Japan Railway	2,425	182,790
Elbit Systems	830	50,643
Ferrovial	2,048	40,485
Fuji Electric	9,000	35,885
ITOCHU	18,937	202,171
JTEKT	2,200	37,029
Koninklijke Boskalis Westminster	740	40,482
Koninklijke Philips	8,864	256,932
Meggitt	20,164	162,183
Mitsubishi Heavy Industries	7,000	38,633
Rexel	4,654	83,382
Schneider Electric	660	48,067
Singapore Airlines	6,000	52,339
THK	1,600	38,454
Travis Perkins	1,740	50,078
Vinci	3,591	196,078
WestJet Airlines @	3,550	102,899
Yamato Holdings	1,900	37,626
		2,251,888
Information Technology – 1.07%
Amadeus IT Holding	720	28,676
Cap Gemini	720	51,492
CGI Group Class A †	9,232	351,896
Computershare	3,800	36,354
Ericsson LM Class B	5,700	69,016
Hitachi	7,000	51,670
Infineon Technologies	4,720	49,946
NICE Systems	970	49,110
Playtech	7,476	79,764
SAP	975	68,083
Seiko Epson	1,200	50,217
Teleperformance	4,163	283,376
Trend Micro	1,200	33,163
		1,202,763
Materials – 0.85%
Air Liquide	490	60,632
Anglo American ADR	2,000	18,220
Arkema	590	39,021
AuRico Gold	13,888	46,016
BASF	350	29,358
BHP Billiton Limited	2,830	66,917
EMS-Chemie Holding	105	42,506
Fletcher Building	5,100	32,860
Johnson Matthey	780	41,031
Lafarge	2,040	143,208
Rexam	21,680	152,607
Rio Tinto	3,204	147,676
Shin-Etsu Chemical	700	45,574
Toray Industries	7,000	55,935
Yamana Gold	9,453	38,155
		959,716
Telecommunication Services – 0.45%
BT Group	10,100	62,815
KDDI	700	43,980
Nippon Telegraph & Telephone	3,922	200,363
Softbank	700	41,670
Tele2 Class B	13,266	160,752
		509,580
Utilities – 0.13%
National Grid	6,718	95,311

6 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Utilities (continued)
Tokyo Gas	9,000	$48,565
		143,876
Total Developed Markets (cost $11,715,762)		13,963,066
Emerging Markets X – 4.82%
Consumer Discretionary – 0.30%
Arcos Dorados Holdings @	4,800	25,968
Grupo Televisa ADR	4,425	150,715
Hyundai Motor	196	30,089
LG Electronics	679	36,552
Mahindra & Mahindra	2,682	52,288
Woolworths Holdings	6,246	41,433
		337,045
Consumer Staples – 0.65%
Anadolu Efes Biracilik Ve Malt Sanayii †	5,911	57,351
Brasil Foods ADR	3,000	70,050
China Mengniu Dairy	12,000	49,416
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,200	44,196
Cia Cervecerias Unidas ADR	1,400	25,970
Fomento Economico Mexicano ADR †	600	52,818
Hypermarcas †	13,000	81,449
Lotte Chilsung Beverage @	55	75,089
Lotte Confectionery @	37	60,245
Tingyi Cayman Islands Holding	21,908	49,791
Tsingtao Brewery	8,004	53,992
Uni-President China Holdings @	87,600	80,664
Wal-Mart de Mexico Class V	16,390	35,237
		736,268
Energy – 0.66%
Cairn India	7,536	28,756
China Petroleum & Chemical	35,350	28,630
CNOOC ADR	400	54,176
Gazprom ADR @	8,874	40,853
LUKOIL ADR	1,300	49,855
PetroChina ADR	475	52,706
Petroleo Brasileiro ADR	9,019	65,839
Polski Koncern Naftowy Orlen	2,554	34,927
PTT	6,141	60,495
Reliance Industries GDR 144A #	6,636	185,201
Rosneft GDR @	7,632	26,607
Sasol ADR	1,100	41,767
Tambang Batubara Bukit Asam Persero	30,000	30,049
YPF ADR	1,400	37,058
		736,919
Financials – 0.69%
Banco Santander Brasil ADR	7,400	37,148
Bangkok Bank	8,796	51,680
China Construction Bank	74,080	60,513
Etalon Group GDR 144A #@=	3,700	7,400
ICICI Bank ADR	7,000	80,850
Industrial & Commercial Bank of China	92,459	67,519
Itau Unibanco Holding ADR	4,769	62,045
KB Financial Group ADR	2,227	72,645
Powszechna Kasa Oszczednosci Bank Polski	2,488	24,975
Remgro	2,247	49,171
Samsung Life Insurance	576	61,295
Sberbank @=	32,494	30,732
Shinhan Financial Group	1,566	63,259
Standard Bank Group	5,748	70,863
UEM Sunrise @	82,459	33,048
		773,143
Industrials – 0.16%
America Latina Logistica	4,868	9,269
Empresas ICA ADR †	4,600	22,632
Gol Linhas Aereas Inteligentes ADR †	5,500	31,625
KCC @	214	101,393
Santos Brasil Participacoes	2,200	11,590
		176,509
Information Technology – 1.16%
Baidu ADR †	2,144	488,768
Hon Hai Precision Industry	30,246	83,396
LG Display ADR †	3,700	56,055
MediaTek	5,000	72,575
Samsung Electronics	241	291,182
SINA †	700	26,187
Sohu.com @†	1,700	90,406
Taiwan Semiconductor Manufacturing	16,034	70,528
Taiwan Semiconductor Manufacturing ADR	2,200	49,236

(continues)     NQ-444 [12/14] 2/15 (13981) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Information Technology (continued)
United Microelectronics	88,000	$40,784
WNS Holdings ADR †	1,510	31,197
		1,300,314
Materials – 0.41%
Anglo American Platinum †	758	22,260
Braskem ADR	3,300	42,603
Cemex ADR †	8,492	86,533
Cemex Latam Holdings †	3,281	21,979
Fibria Celulose ADR †	5,637	68,377
Gerdau @	2,500	7,563
Gerdau ADR	2,600	9,230
Impala Platinum Holdings †	1,558	10,185
Nine Dragons Paper Holdings	38,000	33,093
Siam Cement	1,898	25,906
Siam Cement NVDR	1,300	17,651
Sociedad Quimica y Minera de
Chile ADR	1,200	28,656
Ultratech Cement	1,282	54,219
Vale ADR	4,625	37,833
		466,088
Telecommunication Services – 0.79%
America Movil ADR	2,200	48,796
China Mobile	9,294	108,868
China Mobile ADR	1,200	70,584
KT ADR	2,600	36,712
MegaFon GDR	2,469	33,646
Mobile TeleSystems ADR	1,800	12,924
MTN Group	2,518	47,912
Reliance Communications †	13,377	16,892
SK Telecom ADR	8,600	232,286
Telefonica Brasil ADR	2,550	45,084
Tim Participacoes ADR	6,300	139,923
Turkcell Iletisim Hizmetleri
ADR †	2,887	43,651
Vodacom Group	4,198	46,465
		883,743
Total Emerging Markets
(cost $5,136,470)		5,410,029

Total Common Stock
(cost $32,783,675)		46,125,387

Convertible Preferred Stock – 0.36%
Alcoa 5.375% exercise price
$19.39, expiration date
10/1/17	350	17,657
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	1,175	20,893
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	23	26,499
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	30	30,787
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16	640	38,406
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @	250	25,500
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	650	34,125
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	26	10,400
HealthSouth 6.50% exercise
price $29.70, expiration
date 12/31/49	26	35,367
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	19	25,270
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	1,272	59,784
Maiden Holdings 7.25%
exercise price $15.39,
expiration date 9/15/16	650	31,408
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	300	12,581
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	123	6,518
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	20	24,305
Total Convertible Preferred
Stock (cost $435,251)		399,500

8 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 0.60%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	1,405	$1,591
Series 2003-26 AT
5.00% 11/25/32	19,665	20,288
Series 2010-41 PN
4.50% 4/25/40	60,000	64,790
Series 2010-96 DC
4.00% 9/25/25	115,000	121,027
Series 2012-122 SD
5.931% 11/25/42 ●Σ	105,539	25,749
Series 2013-38 AI
3.00% 4/25/33 Σ	285,088	41,162
Series 2013-44 DI
3.00% 5/25/33 Σ	429,135	64,726
Series 2014-36 ZE
3.00% 6/25/44	66,146	59,021
Freddie Mac REMICs
Series 2512 PG
5.50% 10/15/22	66,147	72,089
Series 4065 DE
3.00% 6/15/32	15,000	15,013
Series 4185 LI
3.00% 3/15/33 Σ	105,404	16,877
Series 4191 CI
3.00% 4/15/33 Σ	88,720	12,493
GNMA
Series 2010-113 KE
4.50% 9/20/40	140,000	154,558
Total Agency Collateralized
Mortgage Obligations
(cost $654,412)		669,384

Agency Mortgage-Backed Securities – 11.89%
Fannie Mae ARM
2.421% 5/1/43 ●	52,680	52,738
2.546% 6/1/43 ●	18,946	19,115
3.203% 4/1/44 ●	81,552	84,648
3.268% 3/1/44 ●	72,704	75,891
3.302% 9/1/43 ●	58,916	61,144
Fannie Mae S.F. 15 yr
3.50% 7/1/26	45,516	48,249
4.00% 4/1/24	15,881	16,912
4.00% 5/1/24	31,653	33,725
4.00% 11/1/25	86,552	92,792
4.00% 12/1/26	48,408	51,568
4.00% 8/1/27	56,797	60,670
4.50% 4/1/18	4,814	5,057
5.00% 9/1/18	11,341	11,965
5.50% 7/1/22	14,323	15,744
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/29	130,000	132,356
Fannie Mae S.F. 20 yr
3.00% 2/1/33	6,064	6,270
3.00% 8/1/33	24,415	25,216
3.50% 4/1/33	7,560	7,978
4.00% 1/1/31	11,951	12,884
4.00% 2/1/31	39,068	42,124
5.00% 11/1/23	3,382	3,734
5.50% 12/1/29	4,629	5,182
6.00% 9/1/29	29,932	33,889
Fannie Mae S.F. 30 yr
3.00% 7/1/42	48,020	48,677
3.00% 10/1/42	27,806	28,186
3.00% 12/1/42	57,741	58,528
3.00% 5/1/43	90,310	91,491
4.00% 8/1/43	21,600	23,172
4.50% 4/1/39	77,609	84,310
4.50% 7/1/41	26,621	28,931
4.50% 1/1/42	857,707	933,014
4.50% 12/1/43	866	941
4.50% 5/1/44	2,971	3,236
4.50% 6/1/44	60,500	65,696
5.00% 11/1/35	15,679	17,370
5.00% 4/1/37	13,135	14,513
5.50% 12/1/32	2,655	2,993
5.50% 2/1/33	37,837	42,585
5.50% 4/1/34	13,721	15,472
5.50% 11/1/34	15,097	16,991
5.50% 12/1/34	89,849	100,935
5.50% 3/1/35	28,757	32,257
5.50% 5/1/35	23,235	26,098
5.50% 6/1/35	12,141	13,634
5.50% 1/1/36	8,080	9,073
5.50% 4/1/36	60,555	67,701
5.50% 5/1/36	6,794	7,616
5.50% 7/1/36	4,090	4,597
5.50% 1/1/37	884	995
5.50% 2/1/37	19,115	21,380
5.50% 4/1/37	68,452	76,516
5.50% 8/1/37	38,047	42,731
5.50% 1/1/38	1,128	1,261
5.50% 2/1/38	25,378	28,489
5.50% 3/1/38	22,431	25,207
5.50% 6/1/38	84,038	93,907
5.50% 7/1/40	38,982	43,575
5.50% 9/1/41	344,900	385,410
6.00% 5/1/36	40,912	46,504
6.00% 6/1/36	4,600	5,230

(continues)     NQ-444 [12/14] 2/15 (13981) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 12/1/36	5,405	$6,140
6.00% 2/1/37	16,624	18,891
6.00% 5/1/37	43,347	49,190
6.00% 6/1/37	2,848	3,273
6.00% 7/1/37	2,891	3,281
6.00% 8/1/37	38,565	43,715
6.00% 9/1/37	5,781	6,568
6.00% 11/1/37	7,734	8,828
6.00% 5/1/38	71,218	80,825
6.00% 7/1/38	1,936	2,193
6.00% 9/1/38	13,868	15,722
6.00% 10/1/38	6,981	7,916
6.00% 9/1/39	229,889	260,870
6.00% 3/1/40	21,678	24,544
6.00% 9/1/40	20,626	23,422
6.00% 11/1/40	8,323	9,559
6.00% 5/1/41	29,266	33,209
6.50% 2/1/36	8,189	9,789
6.50% 3/1/40	116,592	132,778
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/45	1,329,000	1,344,367
3.00% 2/1/45	1,265,000	1,276,439
3.50% 2/1/45	575,000	597,843
4.00% 1/1/45	924,000	986,143
4.00% 2/1/45	1,750,000	1,862,909
4.50% 1/1/45	1,606,000	1,743,263
4.50% 2/1/45	348,000	377,091
Freddie Mac ARM
2.534% 1/1/44 ●	158,989	163,036
Freddie Mac S.F. 15 yr
2.50% 3/1/28	13,819	14,093
4.00% 12/1/24	21,744	23,144
4.00% 5/1/25	8,482	9,054
4.00% 8/1/25	18,172	19,400
4.50% 8/1/24	48,823	52,743
4.50% 6/1/26	22,385	24,189
Freddie Mac S.F. 20 yr
3.00% 6/1/34	24,566	25,250
3.50% 1/1/34	64,371	67,638
Freddie Mac S.F. 30 yr
3.00% 10/1/42	54,107	54,771
3.00% 11/1/42	50,810	51,496
4.50% 10/1/39	25,418	27,559
4.50% 4/1/41	118,557	128,792
5.50% 3/1/34	5,556	6,257
5.50% 12/1/34	5,447	6,155
5.50% 6/1/36	3,859	4,329
5.50% 11/1/36	8,429	9,424
5.50% 12/1/36	1,847	2,067
5.50% 4/1/38	18,957	21,214
5.50% 6/1/38	4,758	5,320
5.50% 6/1/39	20,961	23,456
5.50% 3/1/40	20,697	23,145
5.50% 8/1/40	33,536	37,489
5.50% 1/1/41	22,406	25,056
5.50% 6/1/41	20,540	22,964
6.00% 2/1/36	11,966	13,658
6.00% 1/1/38	7,972	9,011
6.00% 6/1/38	21,726	24,600
6.00% 8/1/38	54,282	61,612
6.00% 5/1/40	8,882	10,052
6.50% 4/1/39	34,299	38,969
GNMA I S.F. 30 yr
5.00% 6/15/40	11,553	12,775
Total Agency
Mortgage-Backed
Securities
(cost $13,277,527)		13,356,559

Agency Obligation – 0.07%
Tennessee Valley Authority
2.875% 9/15/24	80,000	81,193
Total Agency Obligation
(cost $79,152)		81,193

Commercial Mortgage-Backed Securities – 3.27%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	15,000	15,583
Series 2006-4 A4
5.634% 7/10/46	46,351	48,496
Series 2007-4 AM
5.821% 2/10/51 ●	60,000	65,246
Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41 ●	2,275	2,274
CD Commercial Mortgage
Trust
Series 2005-CD1 AM
5.226% 7/15/44 ●	70,000	71,861
Series 2005-CD1 C
5.226% 7/15/44 ●	20,000	20,444

10 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	115,000	$119,655
Commercial Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	40,000	42,226
Series 2014-CR20 A4
3.59% 11/10/47	80,000	83,207
Series 2014-CR20 AM
3.938% 11/10/47	35,000	36,176
Series 2014-CR21 A3
3.528% 12/10/47	55,000	56,906
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	200,000	225,529
Series 2011-LC1A C 144A
5.557% 11/10/46 #●	100,000	112,203
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.615% 11/25/49 #●	40,000	42,960
Series 2011-K15 B 144A
4.931% 8/25/44 #●	10,000	10,920
Series 2011-K702 B 144A
4.77% 4/25/44 #●	20,000	21,267
Series 2011-K703 B 144A
4.884% 7/25/44 #●	50,000	53,378
Series 2012-K19 B 144A
4.036% 5/25/45 #●	15,000	15,541
Series 2012-K22 B 144A
3.686% 8/25/45 #●	50,000	50,485
Series 2012-K22 C 144A
3.686% 8/25/45 #●	40,000	39,647
Series 2012-K707 B 144A
3.883% 1/25/47 #●	20,000	20,696
Series 2012-K708 B 144A
3.759% 2/25/45 #●	185,000	190,496
Series 2012-K708 C 144A
3.759% 2/25/45 #●	15,000	15,274
Series 2012-K711 B 144A
3.562% 8/25/45 #●	10,000	10,219
Series 2013-K26 C 144A
3.60% 12/25/45 #●	25,000	24,097
Series 2013-K33 B 144A
3.503% 8/25/46 #●	50,000	49,277
Series 2013-K33 C 144A
3.503% 8/25/46 #●	25,000	23,985
Series 2013-K712 B 144A
3.368% 5/25/45 #●	235,000	235,778
Series 2013-K713 B 144A
3.165% 4/25/46 #●	130,000	128,952
Series 2013-K713 C 144A
3.165% 4/25/46 #●	65,000	63,234
Series 2014-K716 B 144A
3.954% 8/25/47 #●	35,000	35,687
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	26,471	26,497
Goldman Sachs Mortgage
Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	400,000	440,777
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	230,000	230,290
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	200,000	202,478
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	91,797	91,443
Series 2014-C21 AS
3.997% 8/15/47	35,000	36,574
Series 2014-C22 B
4.562% 9/15/47 ●	35,000	37,330
Series 2014-C26 AS
3.80% 1/15/48	15,000	15,378
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.489% 8/12/37 ●	25,000	26,898
Series 2005-LDP5 D
5.391% 12/15/44 ●	45,000	46,224
Series 2006-LDP8 AM
5.44% 5/15/45	163,000	172,591
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	5,557	5,635
Series 2006-C6 AJ
5.452% 9/15/39 ●	70,000	73,588
Series 2006-C6 AM
5.413% 9/15/39	55,000	58,406
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C18 A4
3.923% 10/15/47	50,000	53,322
Series 2014-C19 AS
3.832% 12/15/47	35,000	36,100

(continues)     NQ-444 [12/14] 2/15 (13981) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.206% 11/14/42 ●	70,000	$71,605
Series 2006-T21 AM
5.204% 10/12/52 ●	65,000	67,174
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	45,000	48,046
Total Commercial
Mortgage-Backed
Securities (cost $3,659,914)		3,672,055

Convertible Bonds – 0.96%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	49,000	46,611
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	17,000	17,584
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	39,000	41,633
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	25,000	30,766
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	36,000	37,980
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	29,000	27,405
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	29,000	27,514
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	44,000	43,753
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	29,000	36,051
Energy XXI 3.00% exercise
price $40.40, expiration
date 12/13/18	53,000	16,033
General Cable 4.50% exercise
price $34.88, expiration
date 11/15/29 ϕ	35,000	25,397
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	6,000	24,844
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	7,000	15,479
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	11,000	19,147
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	49,000	54,206
Jefferies Group 3.875%
exercise price $45.06,
expiration date 10/31/29	23,000	23,848
Lexington Realty Trust 144A
6.00% exercise price
$6.68, expiration date
1/11/30 #	16,000	25,900
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43	37,000	52,771
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #	29,000	32,081
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	25,000	29,563
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	9,000	38,081
Novellus Systems 2.625%
exercise price $34.93,
expiration date 5/14/41	21,000	48,247
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	38,000	48,497
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #	12,000	12,353
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41	37,000	19,610
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #	19,000	19,689

12 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
RTI International Metals
1.625% exercise price
$40.72, expiration date
10/10/19		28,000	$27,353
SanDisk 1.50% exercise price
$51.36, expiration date
8/11/17		17,000	32,725
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21		28,000	27,335
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		36,000	25,898
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #		22,000	21,505
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		49,000	43,978
Vector Group 1.75% exercise
price $25.87, expiration
date 4/15/20		34,000	36,189
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●		15,000	21,180
VeriSign 4.086% exercise
price $34.37, expiration
date 8/15/37		16,000	27,490
Total Convertible Bonds
(cost $994,329)			1,078,696

Corporate Bonds – 30.10%
Banking – 4.76%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	27,000	23,798
3.625% 11/6/18 ●	AUD	53,000	43,620
Banco Santander Mexico
Institucion de Banca
Multiple Grupo Financiero
Santand 144A
5.95% 1/30/24 #●		200,000	208,500
Bank of America
4.25% 10/22/26		255,000	254,779
Barclays 2.75% 11/8/19		200,000	198,963
BB&T 2.45% 1/15/20		330,000	329,043
BBVA Banco Continental
144A 5.00% 8/26/22 #		35,000	36,554
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	163,185
City National 5.25% 9/15/20		60,000	66,896
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.625% 12/1/23		250,000	265,664
Credit Suisse Group 144A
6.25% 12/29/49 #●		220,000	212,245
Export-Import Bank of China
144A 2.50% 7/31/19 #		200,000	200,151
144A 3.625% 7/31/24 #		200,000	202,358
Goldman Sachs Group
5.20% 12/17/19	NZD	67,000	52,610
6.15% 4/1/18		175,000	196,511
HBOS 144A 6.75% 5/21/18 #		100,000	111,700
HSBC Holdings
5.625% 12/29/49 ●		200,000	200,950
JPMorgan Chase
0.863% 1/28/19 ●		53,000	53,052
4.125% 12/15/26		200,000	200,671
4.25% 11/2/18	NZD	85,000	65,977
6.75% 8/29/49 ●		50,000	53,000
Lloyds Banking Group
7.50% 4/30/49 ●		200,000	204,000
Morgan Stanley
1.083% 1/24/19 ●		57,000	57,169
4.35% 9/8/26		85,000	85,625
5.00% 9/30/21	AUD	54,000	46,425
Northern Trust
3.95% 10/30/25		45,000	46,937
Oversea-Chinese Banking
144A 4.00% 10/15/24 #●		200,000	205,036
PNC Funding 5.625% 2/1/17		150,000	161,965
PNC Preferred Funding Trust II
144A 1.463% 3/31/49 #●		200,000	189,000
Santander Holdings USA
3.45% 8/27/18		50,000	51,959
State Street 3.30% 12/16/24		40,000	40,684
SunTrust Bank
2.35% 11/1/18		90,000	90,635
SVB Financial Group
5.375% 9/15/20		105,000	118,361
USB Capital IX
3.50% 10/29/49 ●		145,000	117,450
Wells Fargo
4.10% 6/3/26		275,000	281,449
4.65% 11/4/44		30,000	31,082
Woori Bank
144A 2.875% 10/2/18 #		200,000	204,038
144A 4.75% 4/30/24 #		200,000	207,095

(continues)     NQ-444 [12/14] 2/15 (13981) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Zions Bancorp
4.50% 6/13/23	65,000	$68,743
		5,347,880
Basic Industry – 2.49%
AK Steel 7.625% 5/15/20	30,000	28,050
ArcelorMittal 10.35% 6/1/19	85,000	102,956
Builders FirstSource 144A
7.625% 6/1/21 #	70,000	71,925
Celanese U.S. Holdings
4.625% 11/15/22	85,000	84,575
Cemex 144A
9.50% 6/15/18 #	200,000	219,000
CF Industries
5.15% 3/15/34	25,000	26,230
5.375% 3/15/44	90,000	97,470
6.875% 5/1/18	175,000	199,095
7.125% 5/1/20	47,000	56,058
Dow Chemical
3.50% 10/1/24	30,000	29,757
8.55% 5/15/19	213,000	265,060
Eastman Chemical
2.70% 1/15/20	65,000	65,444
Fibria Overseas Finance
5.25% 5/12/24	70,000	69,720
FMG Resources August 2006
144A 6.875% 4/1/22 #	123,000	102,859
Freeport-McMoRan
4.00% 11/14/21	15,000	14,884
4.55% 11/14/24	50,000	48,647
Freeport-McMoRan Oil & Gas
6.50% 11/15/20	34,000	36,889
Georgia-Pacific
144A 3.60% 3/1/25 #	25,000	25,159
8.00% 1/15/24	170,000	226,365
Gerdau Holdings 144A
7.00% 1/20/20 #	100,000	108,625
Immucor 11.125% 8/15/19	60,000	65,100
LSB Industries 7.75% 8/1/19	10,000	10,450
Lundin Mining 144A
7.50% 11/1/20 #	35,000	34,737
Methanex 4.25% 12/1/24	65,000	64,846
Monsanto 4.40% 7/15/44	65,000	67,720
Mosaic 5.625% 11/15/43	90,000	103,533
Nortek 8.50% 4/15/21	45,000	48,375
Novelis 8.75% 12/15/20	40,000	42,600
OCP 144A 5.625% 4/25/24 #	200,000	210,750
PolyOne 5.25% 3/15/23	40,000	40,173
PPG Industries
2.30% 11/15/19	55,000	54,820
Rockwood Specialties Group
4.625% 10/15/20	45,000	46,631
Ryerson
9.00% 10/15/17	35,000	36,050
11.25% 10/15/18	14,000	14,980
TPC Group 144A
8.75% 12/15/20 #	30,000	29,325
Yamana Gold
4.95% 7/15/24	55,000	53,779
		2,802,637
Brokerage – 0.26%
Jefferies Group
5.125% 1/20/23	55,000	56,000
6.45% 6/8/27	30,000	31,276
6.50% 1/20/43	20,000	20,468
Lazard Group
4.25% 11/14/20	65,000	68,596
6.85% 6/15/17	107,000	119,180
		295,520
Capital Goods – 0.88%
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #	240,000	232,800
Berry Plastics 5.50% 5/15/22	35,000	35,569
BWAY Holding 144A
9.125% 8/15/21 #	60,000	60,300
Consolidated Container 144A
10.125% 7/15/20 #	25,000	23,375
Crane
2.75% 12/15/18	20,000	20,235
4.45% 12/15/23	85,000	89,775
Gates Global 144A
6.00% 7/15/22 #	60,000	57,762
KLX 144A 5.875% 12/1/22 #	40,000	40,500
Milacron 144A
7.75% 2/15/21 #	40,000	41,000
OAS Finance 144A
8.00% 7/2/21 #	200,000	69,000
Parker-Hannifin
3.30% 11/21/24	5,000	5,113
Plastipak Holdings 144A
6.50% 10/1/21 #	60,000	60,300
Reynolds Group Issuer
8.25% 2/15/21	100,000	103,000
TransDigm
6.00% 7/15/22	50,000	50,125

14 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
6.50% 7/15/24		30,000	$30,300
Trinity Industries
4.55% 10/1/24		75,000	72,987
			992,141
Consumer Cyclical – 2.83%
Alibaba Group Holding 144A
3.125% 11/28/21 #		200,000	197,899
Amazon.com
3.80% 12/5/24		40,000	41,063
4.80% 12/5/34		40,000	42,123
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫		35,000	35,175
American Axle &
Manufacturing
6.25% 3/15/21		55,000	58,025
Bed Bath & Beyond
4.915% 8/1/34		75,000	77,535
5.165% 8/1/44		55,000	57,678
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #❆		65,000	57,687
Daimler 2.75% 12/10/18	NOK	520,000	73,381
Delphi 4.15% 3/15/24		60,000	62,137
Ford Motor 7.45% 7/16/31		92,000	125,228
General Motors
3.50% 10/2/18		80,000	82,000
5.00% 4/1/35		50,000	52,229
General Motors Financial
3.00% 9/25/17		25,000	25,313
4.375% 9/25/21		55,000	57,475
HD Supply
7.50% 7/15/20		24,000	25,260
11.50% 7/15/20		35,000	40,250
Historic TW 6.875% 6/15/18		230,000	266,129
Host Hotels & Resorts
3.75% 10/15/23		120,000	119,916
4.75% 3/1/23		90,000	95,796
5.875% 6/15/19		30,000	31,514
Hyundai Capital America
144A 2.55% 2/6/19 #		15,000	15,017
Ingram Micro
4.95% 12/15/24		50,000	50,081
International Game
Technology
5.35% 10/15/23		100,000	100,890
INVISTA Finance 144A
4.25% 10/15/19 #		75,000	75,375
Landry’s 144A
9.375% 5/1/20 #		85,000	90,525
Lear 5.25% 1/15/25		65,000	66,137
Levi Strauss 6.875% 5/1/22		65,000	70,200
Magna International
3.625% 6/15/24		70,000	70,279
Marriott International
3.375% 10/15/20		50,000	51,253
Meritor 6.75% 6/15/21		30,000	31,500
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		20,000	20,050
QVC
4.375% 3/15/23		120,000	120,619
5.45% 8/15/34		75,000	73,400
Sally Holdings 5.75% 6/1/22		40,000	42,100
Signet UK Finance
4.70% 6/15/24		90,000	87,006
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25		50,000	50,418
4.50% 10/1/34		30,000	30,696
Suburban Propane Partners
7.375% 8/1/21		17,000	17,893
Toyota Finance Australia
2.25% 8/31/16	NOK	60,000	8,169
3.04% 12/20/16	NZD	120,000	91,671
TRW Automotive
144A 4.45% 12/1/23 #		105,000	105,788
144A 4.50% 3/1/21 #		70,000	70,525
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫		25,000	25,375
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫		60,000	60,450
Walgreens Boots Alliance
3.80% 11/18/24		75,000	76,646
Wyndham Worldwide
5.625% 3/1/21		50,000	55,983
			3,181,859
Consumer Non-Cyclical – 2.09%
Becton Dickinson
3.734% 12/15/24		85,000	87,691
4.685% 12/15/44		5,000	5,407
Boston Scientific
2.65% 10/1/18		15,000	15,031
CareFusion 6.375% 8/1/19		105,000	121,607

(continues)     NQ-444 [12/14] 2/15 (13981) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CDK Global 144A
4.50% 10/15/24 #		50,000	$50,817
Celgene
3.95% 10/15/20		140,000	148,290
4.625% 5/15/44		15,000	15,622
Community Health Systems
6.875% 2/1/22		40,000	42,575
Crimson Merger Sub 144A
6.625% 5/15/22 #		60,000	54,000
DaVita HealthCare Partners
5.125% 7/15/24		60,000	61,313
Express Scripts Holding
2.25% 6/15/19		55,000	54,468
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #		40,000	43,600
Gilead Sciences
3.50% 2/1/25		50,000	51,426
4.50% 2/1/45		15,000	16,099
JBS Investments 144A
7.75% 10/28/20 #		200,000	208,100
Kinetic Concepts
10.50% 11/1/18		45,000	49,050
McKesson 3.796% 3/15/24		130,000	133,800
Medtronic
144A 3.15% 3/15/22 #		80,000	81,144
144A 3.50% 3/15/25 #		70,000	71,761
144A 4.375% 3/15/35 #		45,000	47,901
Omnicare
4.75% 12/1/22		5,000	5,087
5.00% 12/1/24		30,000	30,900
Pernod-Ricard 144A
5.75% 4/7/21 #		150,000	172,531
Perrigo 4.00% 11/15/23		200,000	206,642
Prestige Brands 144A
5.375% 12/15/21 #		85,000	83,938
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	132,707
Salix Pharmaceuticals 144A
6.00% 1/15/21 #		40,000	40,900
Smithfield Foods
6.625% 8/15/22		40,000	42,000
Spectrum Brands
6.375% 11/15/20		45,000	47,138
Tenet Healthcare
6.00% 10/1/20		79,000	85,030
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #		15,000	15,150
Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20 #		30,000	31,463
Zimmer Holdings
3.375% 11/30/21		90,000	91,569
			2,344,757
Energy – 3.57%
AmeriGas Finance
7.00% 5/20/22		35,000	36,400
Anadarko Petroleum
3.45% 7/15/24		60,000	58,692
Bristow Group
6.25% 10/15/22		40,000	40,000
California Resources
144A 5.50% 9/15/21 #		40,000	34,400
144A 6.00% 11/15/24 #		25,000	21,250
Canadian Natural Resources
3.90% 2/1/25		50,000	49,390
Chaparral Energy
7.625% 11/15/22		10,000	6,650
Cimarex Energy
4.375% 6/1/24		35,000	33,513
CNOOC Nexen Finance 2014
4.25% 4/30/24		200,000	207,333
ConocoPhillips
3.35% 11/15/24		80,000	80,993
4.30% 11/15/44		35,000	36,768
Continental Resources
4.50% 4/15/23		185,000	176,262
Drill Rigs Holdings 144A
6.50% 10/1/17 #		120,000	100,200
El Paso Pipeline Partners
Operating 4.30% 5/1/24		90,000	90,342
Enbridge Energy Partners
8.05% 10/1/37 ●		115,000	125,063
Energy Transfer Partners
5.95% 10/1/43		125,000	137,589
9.70% 3/15/19		61,000	76,631
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #		45,000	24,413
EnLink Midstream Partners
5.05% 4/1/45		50,000	48,488
Enterprise Products Operating
7.034% 1/15/68 ●		160,000	175,620
Exterran Partners
6.00% 4/1/21		20,000	17,600

16 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Halcon Resources
8.875% 5/15/21		39,000	$29,543
Key Energy Services
6.75% 3/1/21		50,000	31,500
Kinder Morgan
144A 5.00% 2/15/21 #		35,000	36,460
5.30% 12/1/34		75,000	76,360
5.55% 6/1/45		30,000	30,840
Kinder Morgan Energy
Partners 9.00% 2/1/19		100,000	121,332
Laredo Petroleum
7.375% 5/1/22		70,000	65,800
Marathon Petroleum
4.75% 9/15/44		65,000	61,624
Midstates Petroleum
9.25% 6/1/21		60,000	30,600
Murphy Oil USA
6.00% 8/15/23		90,000	94,500
Newfield Exploration
5.625% 7/1/24		60,000	59,662
Noble Energy
3.90% 11/15/24		40,000	39,614
5.05% 11/15/44		60,000	59,532
Oasis Petroleum
6.875% 3/15/22		60,000	54,900
ONGC Videsh
3.25% 7/15/19		200,000	200,244
Pacific Rubiales Energy 144A
5.375% 1/26/19 #		100,000	86,400
PDC Energy 7.75% 10/15/22		20,000	19,100
Petrobras Global Finance
3.00% 1/15/19		10,000	8,866
4.875% 3/17/20		95,000	89,111
Petrobras International
Finance 5.375% 1/27/21		75,000	69,868
Petroleos de Venezuela
9.00% 11/17/21		25,000	11,063
Petroleos Mexicanos
144A 4.25% 1/15/25 #		40,000	39,840
6.50% 6/2/41		15,000	17,287
Plains All American Pipeline
8.75% 5/1/19		95,000	118,398
Pride International
6.875% 8/15/20		175,000	196,576
SandRidge Energy
8.125% 10/15/22		50,000	31,750
Statoil
2.90% 11/8/20		65,000	66,578
3.25% 11/10/24		30,000	30,162
Sunoco Logistics Partners
Operations
3.45% 1/15/23		145,000	139,292
Talisman Energy
3.75% 2/1/21		50,000	48,417
5.50% 5/15/42		145,000	137,338
TransCanada PipeLines
6.35% 5/15/67 ●		180,000	175,050
Williams 4.55% 6/24/24		55,000	51,245
Williams Partners
7.25% 2/1/17		90,000	99,248
			4,005,697
Financials – 0.91%
General Electric Capital
3.45% 5/15/24		75,000	77,587
4.25% 1/17/18	NZD	10,000	7,798
5.55% 5/4/20		40,000	46,079
6.00% 8/7/19		80,000	93,149
7.125% 12/15/49 ●		300,000	350,250
Hutchison Whampoa
International 14 144A
3.625% 10/31/24 #		200,000	201,328
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	60,332
SUAM Finance 144A
4.875% 4/17/24 #		100,000	100,250
Woodside Finance 144A
8.75% 3/1/19 #		65,000	80,599
			1,017,372
Insurance – 1.11%
Allstate 5.75% 8/15/53 ●		75,000	79,172
Berkshire Hathaway Finance
2.90% 10/15/20		75,000	77,006
Chubb 6.375% 3/29/67 ●		75,000	80,779
Five Corners Funding Trust
144A 4.419% 11/15/23 #		200,000	211,873
Highmark
144A 4.75% 5/15/21 #		50,000	51,782
144A 6.125% 5/15/41 #		20,000	21,177
Hockey Merger 144A
7.875% 10/1/21 #		65,000	64,837
Liberty Mutual Group 144A
4.95% 5/1/22 #		25,000	27,088
MetLife
3.60% 4/10/24		75,000	77,119
6.40% 12/15/36		90,000	100,800
Onex USI Acquisition 144A
7.75% 1/15/21 #		15,000	14,700

(continues)     NQ-444 [12/14] 2/15 (13981) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Prudential Financial
4.50% 11/15/20	20,000	$21,734
5.625% 6/15/43 ●	35,000	35,956
5.875% 9/15/42 ●	70,000	74,200
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	55,000	55,168
144A 4.125% 11/1/24 #	105,000	107,780
Voya Financial
5.65% 5/15/53 ●	75,000	74,625
XL Group 6.50% 12/29/49 ●	70,000	67,025
		1,242,821
Media – 1.70%
Altice 144A 7.75% 5/15/22 #	200,000	200,875
British Sky Broadcasting
Group 144A
3.75% 9/16/24 #	200,000	201,631
CCO Holdings
5.25% 9/30/22	30,000	30,037
Columbus International 144A
7.375% 3/30/21 #	200,000	208,750
Comcast 3.375% 2/15/25	220,000	225,233
Cox Communications
144A 3.85% 2/1/25 #	110,000	111,262
144A 4.80% 2/1/35 #	10,000	10,452
CSC Holdings 144A
5.25% 6/1/24 #	35,000	35,263
DIRECTV Holdings
3.95% 1/15/25	165,000	166,641
5.15% 3/15/42	20,000	20,744
Expedia 4.50% 8/15/24	35,000	35,411
Gray Television
7.50% 10/1/20	40,000	41,400
Netflix 144A 5.75% 3/1/24 #	35,000	36,575
Nielsen Luxembourg 144A
5.50% 10/1/21 #	40,000	41,000
Sinclair Television Group
5.375% 4/1/21	35,000	34,913
144A 5.625% 8/1/24 #	30,000	29,175
6.125% 10/1/22	25,000	25,563
Time Warner Cable
4.00% 9/1/21	45,000	47,963
8.25% 4/1/19	155,000	189,917
Viacom 4.85% 12/15/34	215,000	220,718
		1,913,523
Real Estate – 1.21%
Alexandria Real Estate
Equities
3.90% 6/15/23	35,000	35,174
4.50% 7/30/29	35,000	35,936
4.60% 4/1/22	115,000	122,504
American Tower Trust I 144A
3.07% 3/15/23 #	80,000	79,817
AvalonBay Communities
3.50% 11/15/24	50,000	50,086
CBL & Associates
4.60% 10/15/24	115,000	116,691
5.25% 12/1/23	15,000	16,100
Corporate Office Properties
3.60% 5/15/23	60,000	57,753
5.25% 2/15/24	70,000	75,316
DDR
4.75% 4/15/18	55,000	58,796
7.50% 4/1/17	35,000	39,234
7.875% 9/1/20	78,000	96,308
Education Realty Operating
Partnership
4.60% 12/1/24	65,000	66,688
Excel Trust 4.625% 5/15/24	35,000	36,388
Geo Group
5.875% 10/15/24	40,000	40,700
Healthcare Trust of America
Holdings 3.375% 7/15/21	35,000	34,987
Hospitality Properties Trust
4.50% 3/15/25	60,000	60,518
Regency Centers
4.80% 4/15/21	70,000	76,323
WEA Finance 144A
3.75% 9/17/24 #	200,000	203,364
WP Carey 4.60% 4/1/24	50,000	52,597
		1,355,280
Services – 0.23%
Ameristar Casinos
7.50% 4/15/21	35,000	36,662
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	40,000	35,400
MGM Resorts International
6.00% 3/15/23	80,000	80,800
Service Corp. International
5.375% 5/15/24	40,000	41,000
United Rentals North America
5.75% 11/15/24	30,000	30,975
18 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Services (continued)
Wynn Las Vegas
5.375% 3/15/22	30,000	$30,600
		255,437
Technology – 1.05%
Activision Blizzard 144A
6.125% 9/15/23 #	30,000	32,400
BMC Software Finance 144A
8.125% 7/15/21 #	20,000	18,900
Equinix
4.875% 4/1/20	35,000	35,000
5.375% 4/1/23	70,000	70,350
First Data
11.25% 1/15/21	65,000	73,937
11.75% 8/15/21	30,000	34,575
Jabil Circuit 7.75% 7/15/16	9,000	9,686
National Semiconductor
6.60% 6/15/17	125,000	140,729
NCR 6.375% 12/15/23	45,000	47,025
NetApp 3.25% 12/15/22	85,000	83,979
Oracle
3.40% 7/8/24	60,000	61,397
4.50% 7/8/44	45,000	49,000
Seagate HDD Cayman
144A 4.75% 1/1/25 #	60,000	61,933
144A 5.75% 12/1/34 #	75,000	79,332
Tencent Holdings 144A
3.375% 5/2/19 #	200,000	203,491
Thermo Fisher Scientific
2.40% 2/1/19	80,000	80,197
3.30% 2/15/22	50,000	50,162
4.15% 2/1/24	50,000	52,829
		1,184,922
Telecommunications – 3.00%
AT&T 4.80% 6/15/44	70,000	71,610
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	200,000	217,384
CC Holdings GS V
3.849% 4/15/23	35,000	34,827
CenturyLink
5.80% 3/15/22	165,000	172,013
6.75% 12/1/23	60,000	65,925
Crown Castle Towers 144A
4.883% 8/15/20 #	265,000	292,050
Digicel Group 144A
8.25% 9/30/20 #	200,000	195,000
Hughes Satellite Systems
7.625% 6/15/21	25,000	27,625
Intelsat Luxembourg
8.125% 6/1/23	150,000	153,750
Lamar Media 5.00% 5/1/23	50,000	49,750
Level 3 Escrow II 144A
5.375% 8/15/22 #	30,000	30,225
MDC Partners 144A
6.75% 4/1/20 #	55,000	56,856
MetroPCS Wireless
6.625% 11/15/20	20,000	20,425
Millicom International Cellular
144A 6.625% 10/15/21 #	200,000	209,000
Motorola Solutions
4.00% 9/1/24	90,000	90,722
Omnicom Group
3.65% 11/1/24	190,000	190,478
Orange 5.50% 2/6/44	80,000	94,201
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	54,589
144A 2.898% 10/15/19 #	40,000	40,105
SES 144A 3.60% 4/4/23 #	125,000	126,590
SES Global Americas Holdings
144A 5.30% 3/25/44 #	130,000	146,106
Sprint 7.125% 6/15/24	100,000	93,500
Telefonica Emisiones SAU
4.57% 4/27/23	150,000	160,875
6.421% 6/20/16	80,000	85,610
T-Mobile USA
6.125% 1/15/22	60,000	61,125
Verizon Communications
3.00% 11/1/21	250,000	246,936
4.40% 11/1/34	105,000	104,711
5.15% 9/15/23	110,000	121,552
Windstream
7.50% 4/1/23	15,000	15,000
7.75% 10/1/21	40,000	41,000
WPP Finance 2010
5.625% 11/15/43	65,000	74,547
Zayo Group 10.125% 7/1/20	20,000	22,611
		3,366,698
Transportation – 0.60%
Air Medical Group Holdings
9.25% 11/1/18	8,000	8,370
Aviation Capital Group 144A
6.75% 4/6/21 #	55,000	62,563
Brambles USA 144A
3.95% 4/1/15 #	35,000	35,244
Burlington Northern Santa Fe
4.90% 4/1/44	90,000	101,600

(continues)     NQ-444 [12/14] 2/15 (13981) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
DP World 144A
6.85% 7/2/37 #	100,000	$113,278
ERAC USA Finance 144A
5.25% 10/1/20 #	160,000	180,360
Norfolk Southern
3.85% 1/15/24	50,000	52,671
United Parcel Service
5.125% 4/1/19	105,000	118,081
		672,167
Utilities – 3.41%
AES 5.50% 3/15/24	60,000	61,188
AES Gener 144A
8.375% 12/18/73 #●	200,000	218,000
Ameren Illinois
3.25% 3/1/25	60,000	60,976
9.75% 11/15/18	175,000	223,859
American Electric Power
2.95% 12/15/22	25,000	24,566
American Transmission
Systems 144A
5.25% 1/15/22 #	150,000	168,217
American Water Capital
3.40% 3/1/25	65,000	65,551
Berkshire Hathaway Energy
3.75% 11/15/23	90,000	94,010
144A 4.50% 2/1/45 #	40,000	42,029
Calpine 5.375% 1/15/23	40,000	40,450
Cleveland Electric Illuminating
5.50% 8/15/24	60,000	71,178
CMS Energy 6.25% 2/1/20	70,000	81,143
ComEd Financing III
6.35% 3/15/33	65,000	67,136
Dominion Gas Holdings
3.60% 12/15/24	90,000	91,743
Dominion Resources
3.625% 12/1/24	35,000	35,527
DTE Energy 2.40% 12/1/19	65,000	65,086
Dynegy Finance I
144A 6.75% 11/1/19 #	15,000	15,281
144A 7.375% 11/1/22 #	25,000	25,469
144A 7.625% 11/1/24 #	55,000	56,169
Electricite de France 144A
5.25% 12/29/49 #●	190,000	195,225
Enel 144A
8.75% 9/24/73 #●	200,000	233,250
Entergy Arkansas
3.70% 6/1/24	25,000	26,248
Entergy Louisiana
4.05% 9/1/23	160,000	171,845
Great Plains Energy
4.85% 6/1/21	50,000	54,820
5.292% 6/15/22	50,000	57,416
Integrys Energy Group
6.11% 12/1/66 ●	105,000	105,230
IPALCO Enterprises
5.00% 5/1/18	40,000	42,400
ITC Holdings 3.65% 6/15/24	90,000	91,447
LG&E & KU Energy
3.75% 11/15/20	75,000	78,324
4.375% 10/1/21	120,000	127,913
Metropolitan Edison 144A
4.00% 4/15/25 #	40,000	40,882
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 ●	85,000	84,447
NextEra Energy Capital
Holdings
2.40% 9/15/19	90,000	90,014
3.625% 6/15/23	40,000	40,658
NV Energy 6.25% 11/15/20	120,000	141,161
Pennsylvania Electric
5.20% 4/1/20	80,000	88,302
Public Service of New
Hampshire
3.50% 11/1/23	50,000	51,731
Puget Energy 6.00% 9/1/21	35,000	41,002
State Grid Overseas
Investment 2014 144A
4.125% 5/7/24 #	200,000	210,679
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	55,000	56,046
Transelec 144A
4.25% 1/14/25 #	200,000	199,929
Wisconsin Energy
6.25% 5/15/67 ●	90,000	90,522
		3,827,069
Total Corporate Bonds
(cost $33,348,926)		33,805,780

Municipal Bonds – 0.28%
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	40,000	30,488
5.75% 6/1/47	45,000	37,533

20 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
New Jersey State
Transportation Trust Fund
Series AA 5.00% 6/15/44	50,000	$53,649
New York City, New York
Series I 5.00% 8/1/22	35,000	42,006
New York State Thruway
Authority
Series A 5.00% 5/1/19	45,000	51,710
State of Maryland Local
Facilities
Series A 5.00% 8/1/21	45,000	54,493
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue Bond
(NTE Mobility)
6.75% 6/30/43 (AMT)	35,000	42,648
Total Municipal Bonds
(cost $291,066)		312,527

Non-Agency Asset-Backed Securities – 1.40%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	100,000	107,014
Ally Master Owner Trust
Series 2013-2 A
0.611% 4/15/18 ●	105,000	104,932
American Express Credit
Account Master Trust
Series 2013-2 A
0.581% 5/17/21 ●	100,000	100,222
Applebee’s/IHOP Funding
Series 2014-1 A2 144A
4.277% 9/5/44 #	80,000	80,262
ARL Second
Series 2014-1A A1 144A
2.92% 6/15/44 #	94,844	94,218
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	103,569
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	98,957
BA Credit Card Trust
Series 2014-A3 A
0.451% 1/15/20 ●	70,000	69,987
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	55,318	55,570
Chase Issuance Trust
Series 2014-A8 A
0.411% 11/15/18 ●	60,000	60,005
Ford Credit Auto Owner Trust
Series 2014-C A3
1.06% 5/15/19	50,000	49,856
Golden Credit Card Trust
Series 2014-2A A 144A
0.612% 3/15/21 #●	100,000	99,748
Great America Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	100,586
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	84,575	82,917
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	98,912
Synchrony Credit Card Master
Note Trust
Series 2014-1 A
1.61% 11/15/20	100,000	99,635
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.561% 10/15/15 #●	170,000	170,405
Total Non-Agency
Asset-Backed Securities
(cost $1,586,905)		1,576,795

Non-Agency Collateralized Mortgage Obligations – 0.32%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	2,098	2,165
Series 2005-6 7A1
5.50% 7/25/20	1,606	1,619
ChaseFlex Trust
Series 2006-1 A4
5.002% 6/25/36 ●	100,000	87,036
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	55,704	55,811
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	60,296	60,879
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.712% 9/25/43 #●	97,221	94,659

(continues)     NQ-444 [12/14] 2/15 (13981) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫		31,191	$31,837
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		18,014	18,301
Series 2006-AR5 2A1
2.615% 4/25/36 ●		12,554	12,000
Total Non-Agency
Collateralized Mortgage
Obligations (cost $320,763)			364,307

Regional Bonds – 0.22%Δ
Australia – 0.12%
New South Wales Treasury
4.00% 5/20/26	AUD	131,300	114,770
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	18,000	16,686
			131,456
Canada – 0.10%
Province of Ontario Canada
3.45% 6/2/45	CAD	56,000	49,855
Province of Quebec Canada
6.00% 10/1/29	CAD	54,000	62,572
			112,427
Total Regional Bonds
(cost $245,892)			243,883

Senior Secured Loans – 5.66%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		220,350	220,239
Aramark Tranche E
3.25% 9/7/19		121,250	119,708
Azure Midstream Tranche B
6.50% 11/15/18		92,475	83,690
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		242,239	238,504
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21		89,550	83,132
Charter Communications
Tranche B 1st Lien
4.25% 9/12/21		105,000	105,663
Chrysler Group Tranche B 1st
Lien 3.50% 5/24/17		14,733	14,714
Clear Channel
Communications Tranche B
3.81% 1/29/16		275,886	273,041
Community Health Systems
Tranche D 4.25% 1/27/21		173,234	173,114
Community Health Systems
Tranche E 3.49% 1/25/17		44,566	44,379
Drillships Financing Holdings
Tranche B1
6.00% 3/31/21		83,938	66,940
First Data Tranche B 1st Lien
4.16% 3/24/21		292,556	289,174
HCA Tranche B4
2.98% 5/1/18		311,063	309,070
HCA Tranche B5 1st Lien
2.91% 3/31/17		236,013	234,655
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20		320,370	317,087
Houghton International 1st
Lien 4.00% 12/20/19		347,900	342,681
Hunstman International
Tranche B 1st Lien
3.75% 10/1/21		350,000	344,969
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		87,532	86,875
Immucor Tranche B2
5.00% 8/19/18		291,627	289,075
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19		273,448	270,144
KIK Custom Products 1st Lien
5.50% 4/29/19		200,223	197,470
Landry’s Tranche B
4.00% 4/24/18		79,798	79,424
Level 3 Financing Tranche B
4.00% 1/15/20		125,000	124,479
Moxie Liberty Tranche B
7.50% 8/21/20		10,000	9,900
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20		89,326	88,135
Novelis Tranche B
3.75% 3/10/17		92,085	91,366
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19		52,875	52,379
Patheon 4.25% 3/11/21		54,725	53,271
Republic of Angola
(Unsecured)
6.57% 12/16/23		175,000	175,437
Scientific Games International
6.00% 10/18/20		143,550	141,845

22 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Sensus USA 2nd Lien
8.50% 5/9/18		85,000	$81,387
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19		37,945	37,566
Sprouts Farmers
4.00% 4/23/20		90,544	90,488
Univision Communications
Tranche C4 4.00% 3/1/20		320,793	314,377
USI Insurance Services
Tranche B 1st Lien
4.25% 12/27/19		88,208	86,720
Wide Open West Finance
4.75% 4/1/19		427,388	425,518
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		399,186	396,296
Total Senior Secured Loans
(cost $6,399,271)			6,352,912

Sovereign Bonds – 1.58%Δ
Brazil – 0.13%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	74,000	25,179
10.00% 1/1/21	BRL	393,000	126,421
			151,600
Chile – 0.15%
Chile Government
International Bond
5.50% 8/5/20	CLP	100,000,000	173,604
			173,604
Colombia – 0.09%
Colombia Government
International Bond
4.375% 3/21/23	COP	172,000,000	63,457
9.85% 6/28/27	COP	69,000,000	36,382
			99,839
Hungary – 0.06%
Hungary Government
International Bond
5.375% 3/25/24		60,000	65,100
			65,100
Iceland – 0.10%
Republic of Iceland 144A
5.875% 5/11/22 #		100,000	112,241
			112,241
Indonesia – 0.05%
Indonesia Government
7.875% 4/15/19	IDR	638,000,000	51,965
			51,965
Mexico – 0.03%
Mexican Bonos
6.50% 6/10/21	MXN	101,000	7,224
10.00% 12/5/24	MXN	307,000	27,306
			34,530
Norway – 0.02%
Norway Government Bond
2.00% 5/24/23	NOK	69,000	9,665
3.75% 5/25/21	NOK	60,000	9,286
			18,951
Peru – 0.05%
Republic of Peru 144A
5.70% 8/12/24 #	PEN	181,000	60,652
			60,652
Poland – 0.05%
Poland Government Bond
2.242% 7/25/16 ^	PLN	53,000	14,564
4.00% 10/25/23	PLN	72,000	22,918
5.25% 10/25/17	PLN	58,000	17,865
			55,347
Portugal – 0.04%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		39,000	41,009
			41,009
Republic of Korea – 0.08%
Korea Treasury
Inflation-Linked Bond
1.125% 6/10/23	KRW	101,696,164	89,796
			89,796
Senegal – 0.17%
Senegal Government
International Bond 144A
6.25% 7/30/24 #		200,000	191,540
			191,540
Slovenia – 0.20%
Slovenia Government
International Bond 144A
5.25% 2/18/24 #		200,000	220,750
			220,750

(continues)     NQ-444 [12/14] 2/15 (13981) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
South Africa – 0.16%
Republic of South Africa
6.75% 3/31/21	ZAR	690,000	$57,169
8.00% 1/31/30	ZAR	1,418,000	119,125
			176,294
Sweden – 0.08%
Sweden Government Bond
1.50% 11/13/23	SEK	305,000	41,477
2.50% 5/12/25	SEK	350,000	51,832
			93,309
United Kingdom – 0.12%
United Kingdom Gilt
Inflation-Linked Bond
0.125% 3/22/24	GBP	81,853	140,416
			140,416
Total Sovereign Bonds
(cost $1,872,509)			1,776,943

Supranational Banks – 0.14%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	3,300,000	52,135
Inter-American Development
Bank 7.25% 7/17/17	IDR	420,000,000	33,775
International Bank for
Reconstruction &
Development
2.985% 9/24/18 ●	AUD	18,000	14,710
4.625% 10/6/21	NZD	72,000	57,638
Total Supranational Banks
(cost $163,053)			158,258

U.S. Treasury Obligations – 1.43%
U.S. Treasury Bonds
3.00% 11/15/44		40,000	42,050
3.125% 8/15/44 ∞		1,370,000	1,475,212
U.S. Treasury Notes
1.50% 11/30/19		15,000	14,906
2.25% 11/15/24		45,000	45,309
2.375% 8/15/24		30,000	30,558
Total U.S. Treasury
Obligations
(cost $1,456,739)			1,608,035

	Number of
	shares
Preferred Stock – 0.57%
Alabama Power 5.625%	2,305	$57,740
Integrys Energy Group
6.00% ●	3,500	93,450
National Retail Properties
5.70%	2,120	51,410
Public Storage 5.20%	2,050	47,048
Regions Financial 6.375% ●	2,500	63,500
U.S. Bancorp 3.50% ●	400	327,000
Total Preferred Stock
(cost $592,377)		640,148

	Principal
	amount°
Short-Term Investments – 9.11%
Discount Notes – 6.93%≠
Federal Home Loan Bank
0.065% 1/14/15	2,113,101	2,113,094
0.065% 1/21/15	1,238,970	1,238,963
0.065% 2/25/15	992,408	992,385
0.065% 3/5/15	1,173,515	1,173,475
0.067% 1/16/15	643,296	643,294
0.08% 2/20/15	1,019,635	1,019,615
0.08% 3/18/15	230,658	230,648
0.085% 3/27/15	370,263	370,246
		7,781,720
Repurchase Agreements – 2.18%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$1,518,046 (collateralized
by U.S. government
obligations
0.875%–4.625%
10/15/17–2/15/40
market value $1,548,404)	1,518,043	1,518,043
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price $506,016
(collateralized by U.S.
government obligations
1.25%–3.875%
8/31/15–8/15/44
market value $516,134)	506,014	506,014

24 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price $420,944
(collateralized by U.S.
government obligations
0.875%–1.75%
8/15/17–5/15/23
market value $429,362)	420,943	$420,943
		2,445,000

Total Short-Term
Investments
(cost $10,226,266)		10,226,720

Total Value of
Securities – 109.03%
(cost $108,388,027)		122,449,082

Liabilities Net of
Receivables and Other
Assets – (9.03%)		(10,139,015)
Net Assets – 100.00%		$112,310,067
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2014, the aggregate value of Rule 144A securities was $15,552,490,which represents 13.85% of the Fund’s net assets.
@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $859,296, which represents 0.77% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2014,the aggregate value of fair valued securities was $38,132, which represents 0.03% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Х	Emerging Markets – developing countries with relatively low per capita income,often with above-average economic growth potential but with more risk.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at Dec. 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(186,249)	USD	161,772	1/9/15	$9,802
BAML	CAD	(96,291)	USD	84,659	1/9/15	1,805
BAML	EUR	(43,647)	USD	54,309	1/9/15	1,489
BAML	NZD	(257,134)	USD	202,756	1/9/15	2,366
BNP	AUD	(76,526)	USD	66,443	1/9/15	4,002
BNP	NOK	(267,229)	USD	38,389	1/9/15	2,586
BNYM	CAD	(22,542)	USD	19,379	1/2/15	(20)
BNYM	CAD	(26,997)	USD	23,245	1/5/15	14
BNYM	GBP	3,716	USD	(5,783)	1/2/15	7
DB	MXN	(3,120,014)	USD	217,441	1/9/15	6,092
DB	NZD	(87,917)	USD	68,457	1/9/15	(58)
HSBC	GBP	(50,979)	USD	79,705	1/9/15	265
JPMC	KRW	(25,414,930)	USD	23,080	1/9/15	(146)
JPMC	SEK	(535,811)	USD	72,207	1/9/15	3,473
TD	BRL	(129,764)	USD	49,368	1/9/15	662
TD	JPY	(3,679,798)	USD	31,651	1/9/15	925
TD	ZAR	(2,111,224)	USD	180,941	1/9/15	(1,349)
UBS	COP	(173,842,610)	USD	75,094	1/9/15	2,311
						$34,226

(continues)     NQ-444 [12/14] 2/15 (13981) 25

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
	E-mini MSCI EAFE
(3)	Index	$(261,231)	$(263,685)	3/24/15	$(2,454)
	E-mini MSCI Emerging
(5)	Markets Index	(230,136)	(239,425)	3/24/15	(9,289)
(3)	E-mini S&P 500 Index	(302,909)	(307,860)	3/24/15	(4,951)
(5)	U.S. Treasury 5 yr Notes	(594,869)	(594,649)	4/1/15	220
	U.S. Treasury 10 yr
9	Notes	1,142,457	1,141,172	3/24/15	(1,285)
	U.S. Treasury Long
10	Bonds	1,425,735	1,445,625	3/24/15	19,890
		$1,179,047			$2,131

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

26 NQ-444 [12/14] 2/15 (13981)

Notes

Delaware Foundation® Conservative Allocation Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default

(continues)     NQ-444 [12/14] 2/15 (13981) 27

Notes

December 31, 2014 (Unaudited)

2. Investments (continued)
rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-
Backed Securities[1]	$—	$19,620,545	$99,748	$19,720,293
Corporate Debt	—	34,884,476	—	34,884,476
Foreign Debt	—	2,179,084	—	2,179,084
Municipal Bonds	—	312,527	—	312,527
Senior Secured Loans[1]	—	6,177,475	175,437	6,352,912
Common Stock
Consumer Discretionary	3,305,711	2,119,085	—	5,424,796
Consumer Staples	2,383,467	1,796,303	—	4,179,770
Energy	3,049,332	483,276	—	3,532,608
Financials	6,107,738	2,635,407	—	8,743,145
Healthcare	4,777,110	1,678,236	—	6,455,346
Industrials	2,536,859	2,129,048	—	4,665,907
Information Technology	6,948,072	1,409,332	—	8,357,404
Materials	1,144,957	1,020,639	—	2,165,596
Telecommunication Services	1,219,104	763,363	—	1,982,467
Utilities	474,472	143,876	—	618,348
Convertible Preferred Stock[1]	262,973	136,527	—	399,500
Preferred Stock	640,148	—	—	640,148
U.S. Treasury Obligations	—	1,608,035	—	1,608,035
Short-Term Investments	—	10,226,720	—	10,226,720
Total	$32,849,943	$89,323,954	$275,185	$122,449,082
Foreign Currency Exchange
Contracts	$—	$34,226	$—	$34,226
Futures Contracts	2,131	—	—	2,131

28 NQ-444 [12/14] 2/15 (13981)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	99.49%	0.51%	100.00%
Senior Secured Loans	—	97.24%	2.76%	100.00%
Convertible Preferred Stock	65.83%	34.17%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2014, a portion of the portfolio was categorized as Level 2.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-444 [12/14] 2/15 (13981) 29

Schedule of investments

Delaware Foundation® Growth Allocation Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 78.91%
U.S. Markets – 45.64%
Consumer Discretionary – 5.13%
BorgWarner	860	$47,257
Buffalo Wild Wings †	360	64,937
Cheesecake Factory	1,355	68,170
Cinemark Holdings	570	20,281
Comcast Special Class A	1,660	95,558
Del Frisco’s Restaurant Group †	2,355	55,908
Discovery Communications Class A †	1,621	55,843
Discovery Communications Class C †	7,952	268,141
Disney (Walt)	420	39,560
DSW Class A	1,400	52,220
Express †	2,430	35,697
Ford Motor	4,980	77,190
G-III Apparel Group †	715	72,222
Iconix Brand Group †	1,620	54,740
Jack in the Box	945	75,562
Johnson Controls	7,700	372,218
L Brands	5,002	432,923
Liberty Interactive Class A †	17,158	504,788
Lowe’s	5,500	378,400
Macy’s	1,380	90,735
Madden (Steven) †	2,397	76,296
McDonald’s	200	18,740
National CineMedia	2,290	32,907
NIKE Class B	3,204	308,065
Nordstrom	930	73,833
Popeyes Louisiana Kitchen †	1,290	72,588
Priceline Group †	407	464,065
Regal Entertainment Group Class A	550	11,748
Sally Beauty Holdings †	5,786	177,862
Shutterfly †	1,060	44,197
Starbucks	1,080	88,614
Tenneco †	1,280	72,461
Tractor Supply	960	75,667
Urban Outfitters †	2,090	73,422
Viacom Class B	430	32,357
		4,485,172
Consumer Staples – 3.29%
Archer-Daniels-Midland	7,000	364,000
Casey’s General Stores	1,415	127,803
Coca-Cola	850	35,887
CVS Health	5,260	506,591
General Mills	1,330	70,929
J&J Snack Foods	560	60,911
Kimberly-Clark	530	61,236
Kraft Foods Group	5,933	371,762
Mondelez International Class A	9,900	359,617
PepsiCo	1,340	126,710
Procter & Gamble	1,990	181,269
Walgreens Boots Alliance	8,066	614,629
		2,881,344
Energy – 4.20%
Bonanza Creek Energy †	420	10,080
Bristow Group	420	27,632
Carrizo Oil & Gas †	1,035	43,056
Chevron	4,460	500,323
ConocoPhillips	5,720	395,023
Core Laboratories	370	44,526
Diamondback Energy †	555	33,178
EOG Resources	5,821	535,939
Exxon Mobil	1,510	139,599
Halliburton	9,100	357,903
Kinder Morgan	6,167	260,926
Marathon Oil	12,570	355,605
Occidental Petroleum	5,400	435,294
Parsley Energy Class A †	1,060	16,918
Pioneer Energy Services †	1,240	6,870
RigNet †	1,245	51,082
Rosetta Resources †	1,225	27,330
RSP Permian †	790	19,861
Schlumberger	1,160	99,076
Williams	7,003	314,715
		3,674,936
Financials – 9.00%
AFLAC	1,190	72,697
Allstate	5,300	372,325
American Campus Communities	1,100	45,496
American Equity Investment Life Holding	2,565	74,872
American Realty Capital Properties	3,275	29,639
American Tower	900	88,965
Ameriprise Financial	460	60,835
AMERISAFE	795	33,676
Apartment Investment & Management	1,225	45,509

(continues)     NQ-452 [12/14] 2/15 (13991) 1

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
AvalonBay Communities	275	$44,932
Bank of New York Mellon	9,100	369,187
BB&T	9,600	373,344
BBCN Bancorp	3,025	43,499
BlackRock	180	64,361
Boston Properties	375	48,259
Brandywine Realty Trust	2,675	42,747
Bryn Mawr Bank	525	16,433
Camden Property Trust	575	42,458
Capital One Financial	1,010	83,375
Cardinal Financial	2,955	58,598
Citigroup	2,190	118,501
City Holding	1,155	53,742
Corporate Office Properties Trust	1,475	41,846
Cousins Properties	3,300	37,686
Crown Castle International	6,755	531,619
DCT Industrial Trust	3,141	112,008
DDR	2,375	43,605
Douglas Emmett	1,475	41,890
Duke Realty	2,325	46,965
DuPont Fabros Technology	1,915	63,655
EastGroup Properties	760	48,123
EPR Properties	1,920	110,650
Equity Lifestyle Properties	925	47,684
Equity One	1,825	46,282
Equity Residential	675	48,492
Essex Property Trust	200	41,320
Evercore Partners Class A	1,830	95,837
Extra Space Storage	800	46,912
Federal Realty Investment Trust	350	46,711
Fidelity & Guaranty Life	2,010	48,783
First Industrial Realty Trust	2,325	47,802
First NBC Bank Holding †	1,325	46,640
First Potomac Realty Trust	3,225	39,861
Flushing Financial	2,005	40,641
General Growth Properties	1,725	48,524
Greenhill & Co	685	29,866
Health Care REIT	675	51,077
Healthcare Realty Trust	1,675	45,761
Healthcare Trust of America Class A	1,713	46,135
Highwoods Properties	1,025	45,387
Host Hotels & Resorts	4,265	101,379
Independent Bank @	1,300	55,653
Infinity Property & Casualty @	610	47,129
IntercontinentalExchange	1,872	410,511
Invesco	1,270	50,190
JPMorgan Chase	2,550	159,579
KeyCorp	4,050	56,295
Kilroy Realty	675	46,622
Kimco Realty	1,825	45,881
Kite Realty Group Trust	2,465	70,844
LaSalle Hotel Properties	3,050	123,433
Lexington Realty Trust	3,875	42,547
Liberty Property Trust	1,125	42,334
LTC Properties	1,075	46,408
Macerich	650	54,217
Marsh & McLennan	6,600	377,784
National Retail Properties	2,485	97,834
Pebblebrook Hotel Trust	1,100	50,193
Post Properties	800	47,016
Primerica	1,045	56,702
Prologis	1,050	45,181
Prosperity Bancshares	1,085	60,066
Prudential Financial	570	51,562
PS Business Parks	525	41,759
Public Storage	250	46,213
Ramco-Gershenson Properties Trust	5,260	98,572
Raymond James Financial	1,030	59,009
Regency Centers	750	47,835
RLJ Lodging Trust	1,400	46,942
Sabra Health Care REIT	1,500	45,555
Selective Insurance Group @	1,865	50,672
Simon Property Group	250	45,527
SL Green Realty	425	50,583
Sovran Self Storage	615	53,640
Spirit Realty Capital	3,650	43,399
State Street	890	69,865
Sterling Bancorp	4,475	64,351
Stifel Financial †	1,195	60,969
Strategic Hotels & Resorts †	3,575	47,297
Susquehanna Bancshares	3,495	46,938
Tanger Factory Outlet Centers	1,225	45,276
Taubman Centers	550	42,031
Texas Capital Bancshares †	1,045	56,775
Travelers	820	86,797
UDR	1,450	44,689
United Fire Group	1,285	38,203
Ventas	675	48,397
Vornado Realty Trust	450	52,969
Webster Financial	1,850	60,181

2 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Wells Fargo	2,630	$144,177
Western Alliance Bancorp †	2,380	66,164
		7,869,357
Healthcare – 6.92%
AbbVie	1,670	109,285
Acorda Therapeutics †	1,585	64,779
Actavis †	290	74,649
Air Methods †	1,385	60,982
Akorn †	1,695	61,359
Alkermes †	940	55,046
Allergan	3,333	708,562
Auxilium Pharmaceuticals †	895	30,775
Baxter International	5,000	366,450
Cardinal Health	4,600	371,358
Celgene †	7,090	793,087
Cepheid †	1,565	84,729
Conmed	1,440	64,742
Cross Country Healthcare †	3,530	44,054
CryoLife	3,500	39,655
DexCom †	1,465	80,648
Express Scripts Holding †	1,220	103,297
Gilead Sciences †	1,290	121,595
Halyard Health †	57	2,592
Isis Pharmaceuticals †	980	60,505
Johnson & Johnson	3,980	416,189
Ligand Pharmaceuticals Class B †	585	31,128
Medicines †	925	25,595
Merck	8,690	493,505
Merit Medical Systems †	2,013	34,885
NPS Pharmaceuticals †	2,225	79,588
Perrigo	1,421	237,534
Pfizer	16,498	513,913
Prestige Brands Holdings †	1,160	40,275
Quest Diagnostics	5,500	368,830
Quidel †	2,215	64,058
Spectrum Pharmaceuticals †	3,615	25,052
Thermo Fisher Scientific	850	106,497
UnitedHealth Group	1,190	120,297
Vertex Pharmaceuticals †	460	54,648
WellCare Health Plans †	730	59,904
West Pharmaceutical Services	1,630	86,781
		6,056,828
Industrials – 3.80%
AAON	2,935	65,715
Applied Industrial Technologies	1,380	62,914
Barnes Group	1,815	67,173
Boeing	450	58,491
Caterpillar	290	26,544
Chart Industries †	270	9,234
Columbus McKinnon	2,145	60,146
Continental Building Products †	2,165	38,385
Cummins	310	44,693
Deere	370	32,734
Eaton	800	54,368
ESCO Technologies	975	35,977
Esterline Technologies †	665	72,937
FedEx	540	93,776
General Electric	5,740	145,050
Granite Construction	1,555	59,121
Honeywell International	810	80,935
Hunt (J.B.) Transport Services	530	44,653
Kadant	1,560	66,596
KEYW Holding †	4,410	45,776
Kforce	3,390	81,801
Lockheed Martin	400	77,028
MasTec †	885	20,010
McGrath RentCorp	1,710	61,321
MYR Group †	1,250	34,250
Nielsen Holdings	1,120	50,098
Northrop Grumman	2,500	368,475
Parker Hannifin	470	60,607
Raytheon	3,400	367,778
Republic Services	1,120	45,080
Roadrunner Transportation Systems †	1,270	29,655
Rockwell Collins	320	27,034
Swift Transportation †	1,325	37,935
Tetra Tech	1,645	43,921
Union Pacific	1,000	119,130
United Stationers	1,620	68,299
United Technologies	830	95,450
US Ecology	1,195	47,943
WageWorks †	965	62,310
Waste Management	7,400	379,768
XPO Logistics †	1,990	81,351
		3,324,462
Information Technology – 10.16%
Accenture Class A	1,080	96,455

(continues)     NQ-452 [12/14] 2/15 (13991) 3

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Adobe Systems †	3,317	$241,146
Anixter International †	660	58,384
Apple	2,080	229,590
Applied Micro Circuits †	6,770	44,140
Avago Technologies	660	66,389
Broadcom Class A	8,600	372,638
Callidus Software †	1,755	28,659
Cisco Systems	15,600	433,914
Convergys	2,490	50,721
Coupons.com †	1,620	28,755
eBay †	10,181	571,358
Electronic Arts †	5,592	262,908
EMC	3,930	116,878
Equinix	2,191	496,765
ExlService Holdings †	830	23,829
Facebook Class A †	1,180	92,064
FARO Technologies †	1,240	77,723
Google Class A †	652	345,990
Google Class C †	446	234,774
GrubHub †	1,460	53,027
Guidewire Software †	1,085	54,934
Intel	12,230	443,827
International Business Machines	130	20,857
InterXion Holding †	1,715	46,888
Intuit	4,061	374,384
j2 Global @	1,250	77,500
MasterCard Class A	6,750	581,580
Maxim Integrated Products	2,100	66,927
Microsoft	15,509	720,393
NETGEAR †	1,390	49,456
Plantronics	920	48,778
Proofpoint †	1,540	74,274
QUALCOMM	9,510	706,878
Rally Software Development †	2,260	25,696
Rofin-Sinar Technologies †	2,080	59,842
salesforce.com †	960	56,938
SciQuest †	2,845	41,110
Semtech †	2,280	62,860
SS&C Technologies Holdings	1,220	71,358
Synaptics †	865	59,547
TeleTech Holdings †	1,880	44,518
Tyler Technologies †	425	46,512
Visa Class A	2,550	668,610
Xerox	26,600	368,676
Yahoo †	1,700	85,867
Yelp †	1,932	105,738
		8,890,055
Materials – 1.25%
Axiall	1,230	52,238
Boise Cascade †	1,700	63,155
Chemtura †	1,495	36,971
duPont (E.I.) deNemours	5,000	369,700
Eastman Chemical	1,060	80,412
Huntsman	2,280	51,938
Innophos Holdings	740	43,253
International Paper	770	41,257
Kaiser Aluminum	660	47,144
LyondellBasell Industries	400	31,756
MeadWestvaco	1,710	75,907
Minerals Technologies	700	48,615
Neenah Paper	1,005	60,571
Quaker Chemical	655	60,286
Worthington Industries	1,135	34,152
		1,097,355
Telecommunication Services – 1.07%
AT&T	14,290	480,001
Atlantic Tele-Network	635	42,920
inContact †	5,470	48,081
Verizon Communications	7,800	364,884
		935,886
Utilities – 0.82%
Cleco	1,180	64,357
Edison International	6,230	407,940
MDU Resources Group	1,760	41,360
NorthWestern	1,100	62,238
OGE Energy	1,580	56,058
Sempra Energy	540	60,134
South Jersey Industries	350	20,625
		712,712
Total U.S. Markets (cost $24,173,505)		39,928,107
Developed Markets – 24.34%§
Consumer Discretionary – 3.78%
Adidas	1,010	70,140
Bayerische Motoren Werke	1,070	115,473
Cie Financiere Richemont Class A	590	52,309
Compass Group	2,850	48,708
Denso	1,700	79,240

4 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Fiat Chrysler Automobiles †	5,800	$67,394
Hennes & Mauritz Class B	1,230	51,100
Hermes International	14	4,985
Husqvarna Class B	6,900	50,718
Kering	920	176,797
LVMH Moet Hennessy Louis Vuitton	295	46,729
Nitori Holdings	6,442	346,148
Publicis Groupe	2,941	210,915
Reed Elsevier	2,950	70,448
Sekisui Chemical	6,000	72,192
Shimamura	800	69,043
Singapore Press Holdings	13,000	41,267
Sodexo	570	55,794
Sumitomo Electric Industries	5,300	66,199
Sumitomo Rubber Industries	16,200	240,850
Swatch Group	155	68,860
Techtronic Industries	64,000	205,336
Toyota Motor	9,486	591,192
USS	3,600	55,318
Volkswagen	260	56,369
William Hill	9,000	50,565
WPP	2,400	49,894
Yue Yuen Industrial Holdings	82,500	296,681
		3,310,664
Consumer Staples – 2.71%
Anheuser-Busch InBev	1,270	142,928
Aryzta †	5,457	419,368
British American Tobacco	3,240	175,556
Carlsberg Class B	3,005	230,789
Coca-Cola Amatil	24,957	188,450
Diageo	2,850	81,634
Heineken	990	70,298
Henkel	680	65,871
Jeronimo Martins	4,200	42,086
Kao	2,400	94,651
Kerry Group Class A	950	65,632
Koninklijke Ahold	3,180	56,518
L’Oreal	300	50,212
Meiji Holdings	800	72,789
Nestle	2,770	201,936
Reckitt Benckiser Group	730	59,118
SABMiller	1,090	56,816
Unilever	2,050	83,277
Unilever CVA	1,880	73,541
Wesfarmers	1,277	43,242
Woolworths	3,700	91,955
		2,366,667
Energy – 0.85%
AMEC	3,580	47,274
BG Group	4,300	57,534
CGG †	5,500	32,413
Neste Oil	2,340	56,800
Saipem †	12,751	133,664
Subsea 7	2,085	21,310
Suncor Energy	6,400	203,245
Total	3,776	193,452
		745,692
Financials – 3.83%
AIA Group	10,200	56,263
AXA	17,226	396,939
Banco Espirito Santo Class R =†	105,000	0
Bank Leumi Le-Israel BM †	17,000	58,140
City Developments	6,000	46,289
Commonwealth Bank of Australia	1,870	129,941
Daito Trust Construction	700	79,413
Daiwa Securities Group	11,000	86,139
ING Groep CVA †	19,277	249,052
Intesa Sanpaolo	22,000	63,820
Investor Class B	2,050	74,533
KBC Groep †	1,410	78,692
Mitsubishi UFJ Financial Group	70,614	388,002
Nordea Bank	34,201	395,901
Prudential	5,150	119,050
QBE Insurance Group	7,150	64,933
Schroders	1,720	71,478
Seven Bank	17,400	73,042
Societe Generale	1,560	65,286
Sony Financial Holdings	3,900	57,433
Standard Chartered	23,732	354,888
Swire Properties	14,400	42,375
UBS Group †	3,820	65,665
UniCredit	52,231	334,572
		3,351,846
Healthcare – 4.29%
Actelion †	515	59,287
Bayer	955	130,175
CSL	1,240	87,115

(continues)     NQ-452 [12/14] 2/15 (13991) 5

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Dainippon Sumitomo Pharma	5,500	$53,266
GlaxoSmithKline	5,850	125,487
ICON †	1,145	58,384
Indivior †	730	1,700
Merck	600	56,465
Miraca Holdings	1,300	55,929
Novartis	8,975	832,373
Novo Nordisk ADR	7,029	297,467
Novo Nordisk Class B	3,360	142,131
QIAGEN †	2,550	59,397
Roche Holding	950	257,395
Sanofi	4,135	376,990
Smith & Nephew	5,900	106,378
Sonic Healthcare	3,200	48,148
Stada Arzneimittel	5,749	174,440
Teva Pharmaceutical Industries ADR	14,400	828,144
		3,750,671
Industrials – 3.94%
ABB †	4,350	92,038
Adecco	950	65,302
Aggreko	2,408	56,147
AP Moeller - Maersk	33	65,637
Cathay Pacific Airways	37,000	80,643
Cie de Saint-Gobain	1,950	82,604
Cobham	14,100	70,774
Deutsche Lufthansa	2,738	45,371
Deutsche Post	10,572	343,187
East Japan Railway	3,703	279,122
Elbit Systems	1,300	79,320
Ferrovial	3,021	59,720
Fuji Electric	13,000	51,834
ITOCHU	31,373	334,938
JTEKT	3,200	53,860
Koninklijke Boskalis Westminster	1,070	58,534
Koninklijke Philips	13,660	395,949
Meggitt	30,961	249,026
Mitsubishi Heavy Industries	11,000	60,710
Rexel	7,060	126,488
Schneider Electric	1,035	75,378
Singapore Airlines	9,000	78,508
THK	2,400	57,681
Travis Perkins	2,580	74,253
Vinci	5,446	297,365
WestJet Airlines @	5,326	154,378
Yamato Holdings	2,800	55,449
		3,444,216
Information Technology – 2.12%
Amadeus IT Holding	1,060	42,217
Cap Gemini	1,130	80,814
CGI Group Class A †	14,446	550,638
Computershare	5,430	51,948
Ericsson LM Class B	8,850	107,156
Hitachi	11,000	81,195
Infineon Technologies	7,050	74,602
NICE Systems	1,520	76,956
Playtech	11,692	124,746
SAP	1,530	106,837
Seiko Epson	1,800	75,326
Teleperformance	6,375	433,947
Trend Micro	1,800	49,744
		1,856,126
Materials – 1.67%
Air Liquide	780	96,517
Anglo American ADR	2,700	24,597
Arkema	920	60,846
AuRico Gold	21,266	70,463
BASF	520	43,618
BHP Billiton Limited	4,450	105,223
EMS-Chemie Holding	155	62,748
Fletcher Building	7,200	46,391
Johnson Matthey	1,150	60,495
Lafarge	3,172	222,675
Rexam	32,798	230,868
Rio Tinto	4,822	222,251
Shin-Etsu Chemical	1,100	71,616
Toray Industries	11,000	87,897
Yamana Gold	14,548	58,720
		1,464,925
Telecommunication Services – 0.90%
BT Group	15,800	98,264
KDDI	1,100	69,112
Nippon Telegraph & Telephone	5,956	304,274
Softbank	1,100	65,481
Tele2 Class B	20,250	245,382
		782,513
Utilities – 0.25%
National Grid	10,251	145,436

6 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Utilities (continued)
Tokyo Gas	14,000	$75,546
		220,982
Total Developed Markets (cost $18,078,005)		21,294,302
Emerging Markets X – 8.93%
Consumer Discretionary – 0.54%
Arcos Dorados Holdings @	7,000	37,870
Grupo Televisa ADR	6,500	221,390
Hyundai Motor	226	34,695
LG Electronics	979	52,702
Mahindra & Mahindra	3,441	67,085
Woolworths Holdings	8,569	56,843
		470,585
Consumer Staples – 1.19%
Anadolu Efes Biracilik Ve Malt Sanayii †	8,352	81,035
Brasil Foods ADR	4,300	100,405
China Mengniu Dairy	17,000	70,006
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	66,294
Cia Cervecerias Unidas ADR	1,900	35,245
Fomento Economico Mexicano ADR †	1,075	94,632
Hypermarcas †	19,200	120,293
Lotte Chilsung Beverage @	79	107,855
Lotte Confectionery @	53	86,297
Tingyi Cayman Islands Holding	24,245	55,103
Tsingtao Brewery	7,202	48,582
Uni-President China Holdings @	129,200	118,970
Wal-Mart de Mexico Class V	26,515	57,005
		1,041,722
Energy – 1.17%
Cairn India	10,397	39,673
China Petroleum & Chemical	62,000	50,215
CNOOC ADR	400	54,176
Gazprom ADR @	13,040	60,032
LUKOIL ADR	1,900	72,865
PetroChina ADR	525	58,254
Petroleo Brasileiro ADR	14,175	103,477
Polski Koncern Naftowy Orlen	3,707	50,694
PTT	8,068	79,478
Reliance Industries GDR 144A #	9,768	272,610
Rosneft GDR @	11,933	41,602
Sasol ADR	1,400	53,158
Tambang Batubara Bukit Asam Persero	43,400	43,471
YPF ADR	1,800	47,646
		1,027,351
Financials – 1.28%
Banco Santander Brasil ADR	10,710	53,764
Bangkok Bank	12,173	71,521
China Construction Bank	98,933	80,814
Etalon Group GDR 144A #@=	6,500	13,000
ICICI Bank ADR	11,000	127,050
Industrial & Commercial Bank of China	133,600	97,563
Itau Unibanco Holding ADR	6,282	81,729
KB Financial Group ADR	3,193	104,156
Powszechna Kasa Oszczednosci Bank Polski	3,618	36,319
Remgro	3,309	72,410
Samsung Life Insurance	900	95,774
Sberbank @=	48,195	45,581
Shinhan Financial Group	2,215	89,475
Standard Bank Group	8,420	103,804
UEM Sunrise @	125,758	50,401
		1,123,361
Industrials – 0.29%
America Latina Logistica	7,681	14,625
Empresas ICA ADR †	6,800	33,456
Gol Linhas Aereas Inteligentes ADR †	8,200	47,150
KCC @	306	144,982
Santos Brasil Participacoes	3,300	17,385
		257,598
Information Technology – 2.23%
Baidu ADR †	3,255	742,042
Hon Hai Precision Industry	42,368	116,819
LG Display ADR †	5,600	84,840
MediaTek	7,000	101,604
Samsung Electronics	356	430,128
SINA †	1,200	44,892
Sohu.com @†	1,800	95,724
Taiwan Semiconductor Manufacturing	34,074	149,880
Taiwan Semiconductor Manufacturing ADR	3,200	71,616

(continues)     NQ-452 [12/14] 2/15 (13991) 7

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Information Technology (continued)
United Microelectronics	131,000	$60,712
WNS Holdings ADR †	2,320	47,931
		1,946,188
Materials – 0.80%
Anglo American Platinum †	953	27,986
Braskem ADR	4,900	63,259
Cemex ADR †	13,029	132,766
Cemex Latam Holdings †	4,688	31,404
Fibria Celulose ADR †	9,097	110,347
Gerdau @	4,600	13,917
Gerdau ADR	3,500	12,425
Impala Platinum Holdings †	2,012	13,153
Nine Dragons Paper Holdings	53,000	46,156
Siam Cement	2,747	37,493
Siam Cement NVDR	2,500	33,944
Sociedad Quimica y Minera de Chile ADR	1,600	38,208
Ultratech Cement	1,887	79,806
Vale ADR	7,250	59,305
		700,169
Telecommunication Services – 1.43%
America Movil ADR	3,300	73,194
China Mobile	13,268	155,419
China Mobile ADR	1,850	108,817
KT ADR	3,800	53,656
MegaFon GDR	3,175	43,267
Mobile TeleSystems ADR	2,400	17,232
MTN Group	3,796	72,230
Reliance Communications †	18,652	23,553
SK Telecom ADR	12,600	340,326
Telefonica Brasil ADR	3,380	59,758
Tim Participacoes ADR	8,200	182,122
Turkcell Iletisim Hizmetleri ADR †	4,150	62,748
Vodacom Group	5,418	59,969
		1,252,291
Utilities – 0.00%
Enel OGK-5 GDR	100	62
		62
Total Emerging Markets
(cost $7,448,990)		7,819,327

Total Common Stock
(cost $49,700,500)		69,041,736

Convertible Preferred Stock – 0.11%
Alcoa 5.375% exercise price
$19.39, expiration date
10/1/17	50	2,523
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	325	5,779
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	5	5,761
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	6	6,157
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16	150	9,001
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @	60	6,120
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	150	7,875
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	6	2,400
HealthSouth 6.50% exercise
price $29.70, expiration
date 12/31/49	8	10,882
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	4	5,320
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	266	12,502
Maiden Holdings 7.25%
exercise price $15.39,
expiration date 9/15/16	250	12,080

8 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	75	$3,145
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	32	1,696
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	4	4,861
Total Convertible Preferred
Stock (cost $103,224)		96,102

Exchange-Traded Funds – 0.21%
iShares MSCI EAFE Growth
Index ETF	2,030	133,574
iShares MSCI EAFE Index ETF	210	12,776
Vanguard FTSE Developed
Markets ETF	990	37,501
Total Exchange-Traded
Funds (cost $186,006)		183,851

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.25%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	468	530
Series 2003-26 AT 5.00%
11/25/32	6,321	6,521
Series 2010-29 PA 4.50%
10/25/38	10,520	10,894
Series 2010-41 PN 4.50%
4/25/40	20,000	21,597
Series 2012-122 SD
5.931% 11/25/42 ●Σ	87,949	21,457
Series 2013-38 AI 3.00%
4/25/33 Σ	172,780	24,947
Series 2013-44 DI 3.00%
5/25/33 Σ	97,329	14,680
Series 2014-36 ZE 3.00%
6/25/44	13,229	11,804
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	30,067	32,768
Series 4065 DE 3.00%
6/15/32	5,000	5,004
Series 4185 LI 3.00%
3/15/33 Σ	87,837	14,064
GNMA
Series 2010-113 KE 4.50%
9/20/40	50,000	55,199
Total Agency Collateralized
Mortgage Obligations
(cost $216,104)		219,465

Agency Mortgage-Backed Securities – 3.73%
Fannie Mae ARM
2.421% 5/1/43 ●	11,607	11,620
2.546% 6/1/43 ●	3,989	4,024
3.203% 4/1/44 ●	16,310	16,930
3.268% 3/1/44 ●	14,541	15,178
3.302% 9/1/43 ●	12,625	13,102
Fannie Mae S.F. 15 yr
2.50% 10/1/27	10,380	10,597
2.50% 2/1/28	37,626	38,414
3.50% 7/1/26	11,379	12,062
3.50% 12/1/28	3,627	3,856
4.00% 4/1/24	3,653	3,890
4.00% 5/1/25	5,039	5,383
4.00% 6/1/25	15,378	16,377
4.00% 11/1/25	24,412	26,172
4.00% 12/1/26	8,964	9,550
4.00% 5/1/27	20,847	22,332
4.00% 8/1/27	22,902	24,464
4.50% 4/1/18	1,037	1,089
5.00% 12/1/20	1,116	1,199
5.00% 6/1/23	2,062	2,227
5.50% 7/1/22	6,006	6,602
Fannie Mae S.F. 20 yr
3.00% 2/1/33	1,732	1,791
3.00% 8/1/33	5,425	5,604
3.50% 4/1/33	1,680	1,773
3.50% 9/1/33	7,418	7,862
4.00% 1/1/31	2,885	3,110
4.00% 2/1/31	7,481	8,066
5.00% 11/1/23	761	840
5.50% 8/1/28	4,955	5,552
5.50% 12/1/29	1,234	1,382
6.00% 9/1/29	6,570	7,439
Fannie Mae S.F. 30 yr
3.00% 7/1/42	22,712	23,023
3.00% 10/1/42	105,336	106,775
3.00% 12/1/42	25,952	26,305
3.00% 2/1/43	4,543	4,604
3.00% 4/1/43	40,265	40,800
3.00% 5/1/43	9,054	9,171
3.50% 8/1/42	17,610	18,403

(continues)     NQ-452 [12/14] 2/15 (13991) 9

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 8/1/43	4,500	$4,828
4.50% 4/1/39	19,402	21,077
4.50% 7/1/41	6,655	7,233
4.50% 1/1/42	205,511	223,553
4.50% 6/1/44	14,637	15,894
5.00% 11/1/35	3,088	3,421
5.00% 4/1/37	2,420	2,673
5.50% 12/1/32	531	598
5.50% 2/1/33	8,049	9,059
5.50% 4/1/34	2,932	3,307
5.50% 11/1/34	3,091	3,479
5.50% 3/1/35	5,785	6,489
5.50% 6/1/35	2,428	2,727
5.50% 4/1/36	14,517	16,230
5.50% 7/1/36	757	851
5.50% 1/1/37	295	332
5.50% 2/1/37	7,660	8,568
5.50% 4/1/37	15,968	17,849
5.50% 8/1/37	5,536	6,222
5.50% 1/1/38	347	388
5.50% 2/1/38	5,129	5,758
5.50% 3/1/38	5,313	5,970
5.50% 6/1/38	20,157	22,523
5.50% 12/1/38	29,013	32,608
5.50% 7/1/40	7,617	8,515
5.50% 9/1/41	82,819	92,546
6.00% 6/1/36	1,150	1,307
6.00% 12/1/36	1,122	1,274
6.00% 2/1/37	3,297	3,746
6.00% 5/1/37	39,264	44,556
6.00% 6/1/37	570	655
6.00% 7/1/37	578	656
6.00% 8/1/37	7,406	8,394
6.00% 9/1/37	1,239	1,407
6.00% 11/1/37	1,785	2,037
6.00% 5/1/38	28,897	32,794
6.00% 7/1/38	415	470
6.00% 9/1/38	2,716	3,080
6.00% 10/1/38	11,920	13,534
6.00% 11/1/38	2,680	3,054
6.00% 1/1/39	5,288	6,003
6.00% 2/1/39	5,297	6,032
6.00% 3/1/40	4,176	4,729
6.00% 7/1/40	8,929	10,131
6.00% 9/1/40	4,125	4,684
6.00% 11/1/40	1,387	1,593
6.00% 5/1/41	6,271	7,116
6.50% 2/1/36	2,890	3,455
6.50% 3/1/40	27,982	31,867
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/45	274,000	277,168
3.00% 2/1/45	201,000	202,818
3.50% 2/1/45	89,000	92,536
4.00% 1/1/45	359,000	383,144
4.00% 2/1/45	302,000	321,485
4.50% 1/1/45	219,000	237,718
4.50% 2/1/45	249,000	269,815
Freddie Mac ARM
2.534% 1/1/44 ●	30,772	31,555
Freddie Mac S.F. 15 yr
2.50% 3/1/28	5,690	5,803
4.00% 12/1/24	4,585	4,881
4.00% 5/1/25	1,414	1,509
4.00% 8/1/25	4,846	5,173
4.50% 8/1/24	9,648	10,422
4.50% 7/1/25	1,752	1,893
4.50% 6/1/26	4,124	4,456
Freddie Mac S.F. 20 yr
3.00% 6/1/34	4,913	5,050
3.50% 1/1/34	13,794	14,494
Freddie Mac S.F. 30 yr
3.00% 10/1/42	11,654	11,797
3.00% 11/1/42	12,057	12,219
4.50% 10/1/39	5,619	6,092
4.50% 4/1/41	28,873	31,364
5.50% 3/1/34	1,111	1,251
5.50% 12/1/34	1,021	1,154
5.50% 6/1/36	724	812
5.50% 11/1/36	1,822	2,038
5.50% 12/1/36	308	344
5.50% 4/1/38	4,346	4,863
5.50% 6/1/38	1,064	1,189
5.50% 6/1/39	4,974	5,566
5.50% 3/1/40	4,282	4,789
5.50% 8/1/40	16,524	18,469
5.50% 1/1/41	5,228	5,846
5.50% 6/1/41	9,208	10,294
6.00% 2/1/36	2,362	2,696
6.00% 1/1/38	1,533	1,733
6.00% 6/1/38	4,187	4,741
6.00% 8/1/38	19,273	21,875
6.00% 5/1/40	1,480	1,675
6.50% 4/1/39	6,860	7,794
10 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
5.00% 6/15/40	2,246	$2,484
Total Agency
Mortgage-Backed
Securities (cost $3,238,551)		3,263,845

Agency Obligation – 0.02%
Tennessee Valley Authority
2.875% 9/15/24	20,000	20,298
Total Agency Obligation
(cost $19,788)		20,298

Commercial Mortgage-Backed Securities – 0.97%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	10,000	10,389
Series 2007-4 AM
5.821% 2/10/51 ●	20,000	21,749
Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41 ●	1,011	1,011
CD Commercial Mortgage
Trust
Series 2005-CD1 AM
5.226% 7/15/44 ●	20,000	20,532
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	20,000	20,810
Commercial Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	10,000	10,556
Series 2014-CR20 A4
3.59% 11/10/47	20,000	20,802
Series 2014-CR20 AM
3.938% 11/10/47	10,000	10,336
Series 2014-CR21 A3
3.528% 12/10/47	10,000	10,347
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.615% 11/25/49 #●	10,000	10,740
Series 2011-K702 B 144A
4.77% 4/25/44 #●	10,000	10,633
Series 2011-K703 B 144A
4.884% 7/25/44 #●	15,000	16,013
Series 2012-K19 B 144A
4.036% 5/25/45 #●	10,000	10,361
Series 2012-K22 B 144A
3.686% 8/25/45 #●	15,000	15,145
Series 2012-K22 C 144A
3.686% 8/25/45 #●	10,000	9,912
Series 2012-K707 B 144A
3.883% 1/25/47 #●	10,000	10,348
Series 2012-K708 B 144A
3.759% 2/25/45 #●	40,000	41,188
Series 2012-K708 C 144A
3.759% 2/25/45 #●	10,000	10,183
Series 2013-K26 C 144A
3.60% 12/25/45 #●	10,000	9,639
Series 2013-K33 B 144A
3.503% 8/25/46 #●	10,000	9,855
Series 2013-K33 C 144A
3.503% 8/25/46 #●	10,000	9,594
Series 2013-K712 B 144A
3.368% 5/25/45 #●	50,000	50,165
Series 2013-K713 B 144A
3.165% 4/25/46 #●	25,000	24,798
Series 2013-K713 C 144A
3.165% 4/25/46 #●	15,000	14,592
Series 2014-K716 B 144A
3.954% 8/25/47 #●	10,000	10,196
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	10,589	10,599
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	210,000	217,282
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	17,485	17,418
Series 2014-C21 AS
3.997% 8/15/47	10,000	10,450
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.489% 8/12/37 ●	10,000	10,759
Series 2005-LDP5 D
5.391% 12/15/44 ●	10,000	10,272
Series 2006-LDP8 AM
5.44% 5/15/45	40,000	42,354
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	1,667	1,691

(continues)     NQ-452 [12/14] 2/15 (13991) 11

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	$10,513
Series 2006-C6 AM
5.413% 9/15/39	20,000	21,239
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C18 A4
3.923% 10/15/47	10,000	10,664
Series 2014-C19 AS
3.832% 12/15/47	10,000	10,314
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.206% 11/14/42 ●	50,000	51,147
Series 2006-T21 AM
5.204% 10/12/52 ●	25,000	25,836
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	10,000	10,677
Total Commercial
Mortgage-Backed
Securities (cost $851,659)		851,109

Convertible Bonds – 0.30%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	12,000	11,415
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	3,000	3,103
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	8,000	8,540
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	6,000	7,384
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	7,000	7,385
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	5,000	4,725
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	6,000	5,693
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	12,000	11,933
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	9,000	11,188
Energy XXI 3.00% exercise
price $40.40, expiration
date 12/13/18	11,000	3,327
General Cable 4.50% exercise
price $34.88, expiration
date 11/15/29 ϕ	9,000	6,531
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	2,000	8,281
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	2,000	4,422
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	3,000	5,222
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	10,000	11,063
Jefferies Group 3.875%
exercise price $45.06,
expiration date 10/31/29	6,000	6,221
Lexington Realty Trust 144A
6.00% exercise price
$6.68, expiration date
1/11/30 #	3,000	4,856
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43	7,000	9,984
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #	7,000	7,744
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	5,000	5,394
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	4,000	4,730

12 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15		2,000	$8,463
Novellus Systems 2.625%
exercise price $34.93,
expiration date 5/14/41		5,000	11,487
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		9,000	11,486
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #		3,000	3,088
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41		17,000	9,010
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		5,000	5,181
RTI International Metals
1.625% exercise price
$40.72, expiration date
10/10/19		9,000	8,792
SanDisk 1.50% exercise price
$51.36, expiration date
8/11/17		5,000	9,625
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21		6,000	5,858
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		7,000	5,036
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #		8,000	7,820
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		9,000	8,077
Vector Group 1.75% exercise
price $25.87, expiration
date 4/15/20		7,000	7,451
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●		3,000	4,236
VeriSign 4.086% exercise
price $34.37, expiration
date 8/15/37		3,000	5,154
Total Convertible Bonds
(cost $239,838)			259,905

Corporate Bonds – 9.52%
Banking – 1.21%
Australia & New Zealand
Banking Group
3.625% 11/6/18 ●	AUD	7,000	5,761
Banco Santander Mexico
Institucion de Banca
Multiple Grupo Financiero
Santand 144A
5.95% 1/30/24 #●		200,000	208,500
Bank of America
4.25% 10/22/26		65,000	64,944
BB&T 5.25% 11/1/19		85,000	94,792
BBVA Banco Continental
144A 5.00% 8/26/22 #		10,000	10,444
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	163,185
City National 5.25% 9/15/20		15,000	16,724
Goldman Sachs Group
5.20% 12/17/19	NZD	16,000	12,563
6.15% 4/1/18		40,000	44,917
JPMorgan Chase
0.863% 1/28/19 ●		7,000	7,007
4.125% 12/15/26		65,000	65,218
4.25% 11/2/18	NZD	15,000	11,643
6.75% 8/29/49 ●		10,000	10,600
Morgan Stanley
1.083% 1/24/19 ●		8,000	8,024
4.35% 9/8/26		25,000	25,184
5.00% 9/30/21	AUD	9,000	7,737
Northern Trust
3.95% 10/30/25		15,000	15,646
PNC Funding 5.625% 2/1/17		37,000	39,951
Santander Holdings USA
3.45% 8/27/18		15,000	15,588
State Street 3.10% 5/15/23		25,000	24,693
SunTrust Bank
2.35% 11/1/18		20,000	20,141
SVB Financial Group
5.375% 9/15/20		30,000	33,818
US Bancorp 3.60% 9/11/24		10,000	10,176
USB Capital IX
3.50% 10/29/49 ●		55,000	44,550
Wells Fargo
4.10% 6/3/26		70,000	71,641
4.65% 11/4/44		5,000	5,180
Zions Bancorp
4.50% 6/13/23		15,000	15,864
			1,054,491
Basic Industry – 0.99%
AK Steel 7.625% 5/15/20		10,000	9,350

(continues)     NQ-452 [12/14] 2/15 (13991) 13

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
ArcelorMittal 10.35% 6/1/19	30,000	$36,337
Builders FirstSource 144A
7.625% 6/1/21 #	15,000	15,413
Celanese U.S. Holdings
4.625% 11/15/22	15,000	14,925
CF Industries
5.375% 3/15/44	20,000	21,660
6.875% 5/1/18	35,000	39,819
7.125% 5/1/20	22,000	26,240
Dow Chemical
3.50% 10/1/24	5,000	4,959
8.55% 5/15/19	88,000	109,508
Eastman Chemical
2.70% 1/15/20	15,000	15,103
Fibria Overseas Finance
5.25% 5/12/24	15,000	14,940
FMG Resources August 2006
144A 6.875% 4/1/22 #	61,000	51,011
Freeport-McMoRan
4.55% 11/14/24	10,000	9,729
Freeport-McMoRan Oil & Gas
6.50% 11/15/20	12,000	13,020
Georgia-Pacific
8.00% 1/15/24	45,000	59,920
Immucor 11.125% 8/15/19	13,000	14,105
International Paper
6.00% 11/15/41	15,000	17,623
LSB Industries 7.75% 8/1/19	5,000	5,225
Lundin Mining 144A
7.50% 11/1/20 #	8,000	7,940
Methanex 4.25% 12/1/24	15,000	14,964
Monsanto 4.40% 7/15/44	15,000	15,628
Mosaic 5.625% 11/15/43	20,000	23,007
Nortek 8.50% 4/15/21	13,000	13,975
Novelis 8.75% 12/15/20	10,000	10,650
PolyOne 5.25% 3/15/23	13,000	13,056
PPG Industries
2.30% 11/15/19	15,000	14,951
Rockwood Specialties Group
4.625% 10/15/20	10,000	10,363
Ryerson
9.00% 10/15/17	13,000	13,390
11.25% 10/15/18	3,000	3,210
TPC Group 144A
8.75% 12/15/20 #	10,000	9,775
Tupy Overseas 144A
6.625% 7/17/24 #	200,000	193,000
Weyerhaeuser
4.625% 9/15/23	30,000	32,372
Yamana Gold
4.95% 7/15/24	15,000	14,667
		869,835
Brokerage – 0.07%
Jefferies Group
5.125% 1/20/23	5,000	5,091
6.45% 6/8/27	5,000	5,213
6.50% 1/20/43	5,000	5,117
Lazard Group
4.25% 11/14/20	15,000	15,830
6.85% 6/15/17	30,000	33,415
		64,666
Capital Goods – 0.25%
Berry Plastics 5.50% 5/15/22	10,000	10,163
BWAY Holding 144A
9.125% 8/15/21 #	30,000	30,150
Consolidated Container 144A
10.125% 7/15/20 #	10,000	9,350
Crane
2.75% 12/15/18	5,000	5,059
4.45% 12/15/23	20,000	21,124
Gates Global 144A
6.00% 7/15/22 #	30,000	28,881
Ingersoll-Rand Global Holding
4.25% 6/15/23	30,000	31,679
KLX 144A 5.875% 12/1/22 #	10,000	10,125
Milacron 144A
7.75% 2/15/21 #	13,000	13,325
Plastipak Holdings 144A
6.50% 10/1/21 #	13,000	13,065
Rock-Tenn 3.50% 3/1/20	10,000	10,160
TransDigm
6.00% 7/15/22	13,000	13,033
6.50% 7/15/24	10,000	10,100
Trinity Industries
4.55% 10/1/24	15,000	14,597
		220,811
Consumer Cyclical – 0.99%
Amazon.com
3.80% 12/5/24	10,000	10,266
4.80% 12/5/34	10,000	10,531
American Axle &
Manufacturing
6.25% 3/15/21	9,000	9,495
Bed Bath & Beyond
4.915% 8/1/34	55,000	56,859
5.165% 8/1/44	15,000	15,730

14 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #❆		17,000	$15,087
Daimler 2.75% 12/10/18	NOK	80,000	11,289
Delphi
4.15% 3/15/24		15,000	15,534
6.125% 5/15/21		10,000	10,925
Ford Motor 7.45% 7/16/31		14,000	19,056
General Motors
3.50% 10/2/18		30,000	30,750
5.00% 4/1/35		10,000	10,446
General Motors Financial
3.00% 9/25/17		10,000	10,125
4.375% 9/25/21		15,000	15,675
HD Supply
7.50% 7/15/20		8,000	8,420
11.50% 7/15/20		10,000	11,500
Historic TW 6.875% 6/15/18		45,000	52,069
Host Hotels & Resorts
3.75% 10/15/23		20,000	19,986
4.75% 3/1/23		20,000	21,288
5.875% 6/15/19		5,000	5,252
Hyundai Capital America
144A 2.55% 2/6/19 #		20,000	20,022
Ingram Micro
4.95% 12/15/24		10,000	10,016
International Game
Technology
5.35% 10/15/23		25,000	25,223
INVISTA Finance 144A
4.25% 10/15/19 #		20,000	20,100
Landry’s 144A
9.375% 5/1/20 #		21,000	22,365
Lear 5.25% 1/15/25		15,000	15,263
Levi Strauss 6.875% 5/1/22		13,000	14,040
Magna International
3.625% 6/15/24		65,000	65,259
Marriott International
3.375% 10/15/20		15,000	15,376
Meritor 6.75% 6/15/21		9,000	9,450
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		4,000	4,010
QVC
4.375% 3/15/23		30,000	30,155
5.45% 8/15/34		20,000	19,573
Sally Holdings 5.75% 6/1/22		13,000	13,683
Signet UK Finance
4.70% 6/15/24		40,000	38,670
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25		15,000	15,125
4.50% 10/1/34		10,000	10,232
Suburban Propane Partners
7.375% 8/1/21		6,000	6,315
Target 2.30% 6/26/19		35,000	35,468
TRW Automotive
144A 4.45% 12/1/23 #		25,000	25,187
144A 4.50% 3/1/21 #		10,000	10,075
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫		5,000	5,075
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫		20,000	20,150
Walgreens Boots Alliance
3.80% 11/18/24		35,000	35,768
Wyndham Worldwide
5.625% 3/1/21		15,000	16,795
			863,678
Consumer Non-Cyclical – 0.77%
Amgen 3.625% 5/22/24		5,000	5,092
Becton Dickinson
3.734% 12/15/24		45,000	46,425
Boston Scientific
6.00% 1/15/20		30,000	33,846
CareFusion 6.375% 8/1/19		25,000	28,954
CDK Global 144A
4.50% 10/15/24 #		10,000	10,163
Celgene 3.95% 10/15/20		55,000	58,257
Community Health Systems
6.875% 2/1/22		10,000	10,644
Crimson Merger Sub 144A
6.625% 5/15/22 #		17,000	15,300
DaVita HealthCare Partners
5.125% 7/15/24		30,000	30,656
Express Scripts Holding
2.25% 6/15/19		15,000	14,855
3.50% 6/15/24		55,000	54,916
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #		10,000	10,900
Gilead Sciences
3.50% 2/1/25		35,000	35,999
4.50% 2/1/45		5,000	5,366
HCA Holdings
6.25% 2/15/21		28,000	29,890

(continues)     NQ-452 [12/14] 2/15 (13991) 15

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Kinetic Concepts
10.50% 11/1/18	13,000	$14,170
McKesson 3.796% 3/15/24	50,000	51,461
Medtronic
144A 3.15% 3/15/22 #	20,000	20,286
144A 3.50% 3/15/25 #	15,000	15,377
144A 4.375% 3/15/35 #	10,000	10,645
Omnicare 5.00% 12/1/24	10,000	10,300
Prestige Brands 144A
5.375% 12/15/21 #	17,000	16,787
Quest Diagnostics
2.70% 4/1/19	10,000	10,095
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	8,000	8,180
Smithfield Foods
6.625% 8/15/22	10,000	10,500
Spectrum Brands
6.375% 11/15/20	10,000	10,475
Sysco 4.35% 10/2/34	10,000	10,802
Tenet Healthcare
6.00% 10/1/20	34,000	36,595
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #	5,000	5,050
Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20 #	10,000	10,487
Zimmer Holdings
3.375% 11/30/21	20,000	20,349
4.625% 11/30/19	20,000	21,871
		674,693
Energy – 1.19%
AmeriGas Finance
7.00% 5/20/22	17,000	17,680
Anadarko Petroleum
3.45% 7/15/24	15,000	14,673
Bristow Group
6.25% 10/15/22	13,000	13,000
California Resources
144A 5.50% 9/15/21 #	5,000	4,300
144A 6.00% 11/15/24 #	10,000	8,500
Canadian Natural Resources
3.90% 2/1/25	10,000	9,878
Chaparral Energy
7.625% 11/15/22	5,000	3,325
Chesapeake Energy
5.75% 3/15/23	5,000	5,175
Cimarex Energy
4.375% 6/1/24	10,000	9,575
ConocoPhillips
3.35% 11/15/24	15,000	15,186
4.30% 11/15/44	10,000	10,505
Continental Resources
4.50% 4/15/23	45,000	42,874
Drill Rigs Holdings 144A
6.50% 10/1/17 #	30,000	25,050
El Paso Pipeline Partners
Operating 4.30% 5/1/24	25,000	25,095
Enbridge Energy Partners
8.05% 10/1/37 ●	40,000	43,500
Energy Transfer Partners
5.95% 10/1/43	30,000	33,021
9.70% 3/15/19	20,000	25,125
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #	10,000	5,425
EnLink Midstream Partners
5.05% 4/1/45	10,000	9,698
Enterprise Products Operating
7.034% 1/15/68 ●	50,000	54,881
Exterran Partners
6.00% 4/1/21	5,000	4,400
Halcon Resources
8.875% 5/15/21	10,000	7,575
Key Energy Services
6.75% 3/1/21	11,000	6,930
Kinder Morgan
144A 5.00% 2/15/21 #	10,000	10,417
5.30% 12/1/34	25,000	25,453
5.55% 6/1/45	5,000	5,140
Kinder Morgan Energy
Partners 9.00% 2/1/19	25,000	30,333
Laredo Petroleum
7.375% 5/1/22	17,000	15,980
Marathon Petroleum
4.75% 9/15/44	15,000	14,221
Midstates Petroleum
9.25% 6/1/21	16,000	8,160
Murphy Oil USA
6.00% 8/15/23	21,000	22,050
Newfield Exploration
5.625% 7/1/24	15,000	14,916
Noble Energy
3.90% 11/15/24	10,000	9,904
5.05% 11/15/44	15,000	14,883
Northern Oil & Gas
8.00% 6/1/20	10,000	7,625
Oasis Petroleum
6.875% 3/15/22	16,000	14,640

16 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Pacific Rubiales Energy 144A
5.375% 1/26/19 #		113,000	$97,632
PDC Energy 7.75% 10/15/22		5,000	4,775
Petrobras Global Finance
4.875% 3/17/20		32,000	30,016
Petrobras International
Finance 5.375% 1/27/21		11,000	10,247
Petroleos de Venezuela
9.00% 11/17/21		5,000	2,213
Petroleos Mexicanos 144A
4.25% 1/15/25 #		10,000	9,960
Plains All American Pipeline
8.75% 5/1/19		25,000	31,157
Pride International
6.875% 8/15/20		55,000	61,781
Regency Energy Partners
5.50% 4/15/23		17,000	16,490
SandRidge Energy
8.125% 10/15/22		15,000	9,525
Statoil
2.90% 11/8/20		15,000	15,364
3.25% 11/10/24		10,000	10,054
Sunoco Logistics Partners
Operations
3.45% 1/15/23		35,000	33,622
Talisman Energy
3.75% 2/1/21		10,000	9,683
5.50% 5/15/42		35,000	33,151
TransCanada PipeLines
6.35% 5/15/67 ●		45,000	43,763
Williams 4.55% 6/24/24		15,000	13,976
Williams Partners
7.25% 2/1/17		20,000	22,055
			1,044,557
Financials – 0.23%
General Electric Capital
2.10% 12/11/19		10,000	9,995
3.45% 5/15/24		20,000	20,690
4.25% 1/17/18	NZD	10,000	7,798
5.55% 5/4/20		10,000	11,520
6.00% 8/7/19		19,000	22,123
SUAM Finance 144A
4.875% 4/17/24 #		100,000	100,250
Woodside Finance 144A
8.75% 3/1/19 #		20,000	24,800
			197,176
Insurance – 0.41%
Berkshire Hathaway Finance
2.90% 10/15/20		20,000	20,535
Chubb 6.375% 3/29/67 ●		25,000	26,926
Highmark 144A
4.75% 5/15/21 #		10,000	10,356
Hockey Merger 144A
7.875% 10/1/21 #		13,000	12,967
Liberty Mutual Group
144A 4.25% 6/15/23 #		15,000	15,485
144A 4.95% 5/1/22 #		10,000	10,835
MetLife
6.40% 12/15/36		30,000	33,600
6.817% 8/15/18		60,000	69,868
Onex USI Acquisition 144A
7.75% 1/15/21 #		5,000	4,900
Prudential Financial
4.50% 11/15/20		35,000	38,035
5.625% 6/15/43 ●		10,000	10,273
5.875% 9/15/42 ●		20,000	21,200
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #		15,000	15,046
144A 4.125% 11/1/24 #		25,000	25,662
Voya Financial
5.65% 5/15/53 ●		15,000	14,925
XL Group 6.50% 12/29/49 ●		25,000	23,937
			354,550
Media – 0.51%
CCO Holdings
5.25% 9/30/22		10,000	10,013
Comcast
3.375% 2/15/25		90,000	92,141
4.75% 3/1/44		5,000	5,595
Cox Communications 144A
3.85% 2/1/25 #		30,000	30,344
CSC Holdings 144A
5.25% 6/1/24 #		21,000	21,157
DIRECTV Holdings
3.95% 1/15/25		40,000	40,398
5.15% 3/15/42		5,000	5,186
DISH DBS 5.00% 3/15/23		26,000	25,220
Expedia 4.50% 8/15/24		10,000	10,117
Gray Television
7.50% 10/1/20		23,000	23,805
Netflix 144A 5.75% 3/1/24 #		26,000	27,170
Nielsen Luxembourg 144A
5.50% 10/1/21 #		10,000	10,250

(continues)     NQ-452 [12/14] 2/15 (13991) 17

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Sinclair Television Group
5.375% 4/1/21	17,000	$16,957
6.125% 10/1/22	10,000	10,225
Time Warner Cable
4.00% 9/1/21	15,000	15,988
8.25% 4/1/19	35,000	42,884
Viacom 4.85% 12/15/34	55,000	56,463
		443,913
Real Estate – 0.35%
Alexandria Real Estate
Equities 4.60% 4/1/22	35,000	37,284
American Tower Trust I
144A 1.551% 3/15/43 #	10,000	9,891
144A 3.07% 3/15/23 #	25,000	24,943
AvalonBay Communities
3.50% 11/15/24	10,000	10,017
CBL & Associates
4.60% 10/15/24	25,000	25,368
5.25% 12/1/23	5,000	5,367
Corporate Office Properties
3.60% 5/15/23	20,000	19,251
5.25% 2/15/24	20,000	21,519
DDR
4.75% 4/15/18	20,000	21,380
7.50% 4/1/17	10,000	11,210
7.875% 9/1/20	15,000	18,521
Education Realty Operating
Partnership
4.60% 12/1/24	15,000	15,389
Excel Trust 4.625% 5/15/24	10,000	10,397
Geo Group
5.875% 10/15/24	10,000	10,175
Healthcare Trust of America
Holdings 3.375% 7/15/21	10,000	9,996
Hospitality Properties Trust
4.50% 3/15/25	15,000	15,130
Regency Centers
4.80% 4/15/21	25,000	27,258
WP Carey 4.60% 4/1/24	15,000	15,779
		308,875
Services – 0.08%
Ameristar Casinos
7.50% 4/15/21	10,000	10,475
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	8,000	7,080
MGM Resorts International
6.00% 3/15/23	20,000	20,200
Service Corp. International
5.375% 5/15/24	7,000	7,175
United Rentals North America
5.75% 11/15/24	21,000	21,683
Wynn Las Vegas
5.375% 3/15/22	5,000	5,100
		71,713
Technology – 0.33%
Activision Blizzard 144A
6.125% 9/15/23 #	17,000	18,360
BMC Software Finance 144A
8.125% 7/15/21 #	5,000	4,725
Equinix
4.875% 4/1/20	10,000	10,000
5.375% 4/1/23	20,000	20,100
First Data
11.25% 1/15/21	13,000	14,787
11.75% 8/15/21	9,000	10,373
Jabil Circuit 7.75% 7/15/16	8,000	8,610
National Semiconductor
6.60% 6/15/17	35,000	39,404
NCR 6.375% 12/15/23	12,000	12,540
NetApp 3.25% 12/15/22	20,000	19,760
Oracle
3.40% 7/8/24	15,000	15,349
4.50% 7/8/44	15,000	16,333
Seagate HDD Cayman
144A 4.75% 1/1/25 #	15,000	15,483
144A 5.75% 12/1/34 #	20,000	21,155
Thermo Fisher Scientific
2.40% 2/1/19	20,000	20,049
4.15% 2/1/24	40,000	42,263
		289,291
Telecommunications – 0.92%
AT&T 4.80% 6/15/44	15,000	15,345
CC Holdings GS V
3.849% 4/15/23	15,000	14,926
CenturyLink
5.80% 3/15/22	50,000	52,125
6.75% 12/1/23	13,000	14,284
Crown Castle Towers 144A
4.883% 8/15/20 #	65,000	71,635
Hughes Satellite Systems
7.625% 6/15/21	10,000	11,050
Intelsat Luxembourg
8.125% 6/1/23	56,000	57,400
Lamar Media 5.00% 5/1/23	10,000	9,950

18 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Level 3 Escrow II 144A
5.375% 8/15/22 #	21,000	$21,157
MDC Partners 144A
6.75% 4/1/20 #	10,000	10,337
MetroPCS Wireless
6.625% 11/15/20	10,000	10,213
Motorola Solutions
4.00% 9/1/24	75,000	75,602
Omnicom Group
3.65% 11/1/24	45,000	45,113
Orange 5.50% 2/6/44	20,000	23,550
SBA Tower Trust 144A
2.24% 4/16/18 #	25,000	24,813
SES 144A 3.60% 4/4/23 #	30,000	30,382
SES Global Americas Holdings
144A 5.30% 3/25/44 #	30,000	33,717
Sprint
7.125% 6/15/24	26,000	24,310
7.875% 9/15/23	5,000	4,961
Telefonica Emisiones SAU
6.421% 6/20/16	75,000	80,260
T-Mobile USA
6.125% 1/15/22	21,000	21,394
Verizon Communications
3.00% 11/1/21	50,000	49,387
4.40% 11/1/34	25,000	24,931
5.15% 9/15/23	35,000	38,675
Windstream
7.50% 4/1/23	5,000	5,000
7.75% 10/1/21	10,000	10,250
WPP Finance 2010
5.625% 11/15/43	15,000	17,203
Zayo Group 10.125% 7/1/20	6,000	6,783
		804,753
Transportation – 0.21%
Air Medical Group Holdings
9.25% 11/1/18	9,000	9,416
Aviation Capital Group 144A
6.75% 4/6/21 #	15,000	17,063
Brambles USA 144A
3.95% 4/1/15 #	10,000	10,070
Burlington Northern Santa Fe
3.40% 9/1/24	30,000	30,609
ERAC USA Finance 144A
5.25% 10/1/20 #	25,000	28,181
Norfolk Southern
3.85% 1/15/24	65,000	68,472
United Parcel Service
5.125% 4/1/19	20,000	22,492
		186,303
Utilities – 1.01%
AES 5.50% 3/15/24	17,000	17,337
Ameren Illinois
3.25% 3/1/25	15,000	15,244
9.75% 11/15/18	45,000	57,564
American Electric Power
2.95% 12/15/22	5,000	4,913
American Transmission
Systems 144A
5.25% 1/15/22 #	55,000	61,680
American Water Capital
3.40% 3/1/25	15,000	15,127
Berkshire Hathaway Energy
3.75% 11/15/23	50,000	52,228
144A 4.50% 2/1/45 #	10,000	10,507
Calpine 5.375% 1/15/23	10,000	10,113
CMS Energy 6.25% 2/1/20	15,000	17,388
ComEd Financing III
6.35% 3/15/33	20,000	20,657
Dominion Gas Holdings
3.60% 12/15/24	45,000	45,871
Dominion Resources
3.625% 12/1/24	10,000	10,151
DTE Energy 2.40% 12/1/19	20,000	20,026
Dynegy Finance I
144A 6.75% 11/1/19 #	5,000	5,094
144A 7.375% 11/1/22 #	5,000	5,094
144A 7.625% 11/1/24 #	15,000	15,319
Electricite de France 144A
4.60% 1/27/20 #	40,000	44,089
Entergy Arkansas
3.70% 6/1/24	5,000	5,250
Entergy Louisiana
4.05% 9/1/23	30,000	32,221
Great Plains Energy
4.85% 6/1/21	15,000	16,446
5.292% 6/15/22	15,000	17,225
Integrys Energy Group
6.11% 12/1/66 ●	30,000	30,066
IPALCO Enterprises
5.00% 5/1/18	15,000	15,900
ITC Holdings 3.65% 6/15/24	20,000	20,322
LG&E & KU Energy
3.75% 11/15/20	20,000	20,887
4.375% 10/1/21	30,000	31,978

(continues)     NQ-452 [12/14] 2/15 (13991) 19

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Metropolitan Edison 144A
4.00% 4/15/25 #	5,000	$5,110
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 ●	20,000	19,870
NextEra Energy Capital
Holdings
2.40% 9/15/19	20,000	20,003
3.625% 6/15/23	10,000	10,165
NiSource Finance
6.125% 3/1/22	15,000	17,807
NV Energy 6.25% 11/15/20	25,000	29,409
Pennsylvania Electric
5.20% 4/1/20	20,000	22,075
Public Service of Oklahoma
5.15% 12/1/19	70,000	78,330
Puget Energy 6.00% 9/1/21	10,000	11,715
SCANA 4.125% 2/1/22	15,000	15,574
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	10,000	10,190
Wisconsin Energy
6.25% 5/15/67 ●	20,000	20,116
		879,061
Total Corporate Bonds
(cost $8,207,189)		8,328,366

Municipal Bonds – 0.07%
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	5,000	3,811
5.75% 6/1/47	10,000	8,341
New Jersey State
Transportation Trust Fund
Series AA 5.00% 6/15/44	10,000	10,730
New York City, New York
Series I 5.00% 8/1/22	5,000	6,001
New York State Thruway
Authority
Series A 5.00% 5/1/19	10,000	11,491
State of Maryland Local
Facilities
Series A 5.00% 8/1/21	10,000	12,109
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue Bond
(NTE Mobility)
6.75% 6/30/43 (AMT)	5,000	6,093
Total Municipal Bonds
(cost $54,586)		58,576

Non-Agency Asset-Backed Securities – 0.41%
BA Credit Card Trust
Series 2014-A3 A
0.451% 1/15/20 ●	15,000	14,997
Chase Issuance Trust
Series 2012-A10 A10
0.421% 12/16/19 ●	100,000	99,828
Series 2013-A9 A
0.581% 11/16/20 ●	100,000	100,194
Series 2014-A8 A
0.411% 11/15/18 ●	15,000	15,001
Ford Credit Auto Owner Trust
Series 2014-C A3
1.06% 5/15/19	10,000	9,971
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.561% 10/15/15 # ●	120,000	120,286
Total Non-Agency
Asset-Backed Securities
(cost $362,214)		360,277

Non-Agency Collateralized Mortgage Obligations – 0.08%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	699	722
Series 2005-6 7A1
5.50% 7/25/20	803	810
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	11,141	11,162
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	30,148	30,440
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ♦	6,238	6,367

20 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		5,004	$5,084
Series 2006-AR5 2A1
2.615% 4/25/36 ●		12,554	12,000
Total Non-Agency
Collateralized Mortgage
Obligations (cost $61,042)			66,585

Regional Bonds – 0.02%Δ
Australia – 0.01%
New South Wales Treasury
4.00% 5/20/26	AUD	8,400	7,342
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	3,000	2,781
			10,123
Canada – 0.01%
Province of Ontario Canada
3.45% 6/2/45	CAD	12,000	10,683
			10,683
Total Regional Bonds
(cost $21,173)			20,806

Senior Secured Loans – 1.50%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		46,613	46,589
Aramark Tranche E
3.25% 9/7/19		24,250	23,942
Azure Midstream Tranche B
6.50% 11/15/18		17,918	16,216
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		49,438	48,676
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21		14,925	13,855
Charter Communications
Tranche B 1st Lien
4.25% 9/12/21		25,000	25,158
Chrysler Group Tranche B 1st
Lien 3.50% 5/24/17		4,911	4,905
Clear Channel
Communications Tranche B
3.81% 1/29/16		85,243	84,364
Community Health Systems
Tranche D 4.25% 1/27/21		30,147	30,126
Community Health Systems
Tranche E 3.49% 1/25/17		9,453	9,414
Drillships Financing Holdings
Tranche B1
6.00% 3/31/21		14,813	11,813
First Data Tranche B 1st Lien
4.16% 3/24/21		37,510	37,076
HCA Tranche B5 1st Lien
2.91% 3/31/17		53,325	53,018
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20		80,741	79,913
Houghton International 1st
Lien 4.00% 12/20/19		88,200	86,877
Hunstman International
Tranche B 1st Lien
3.75% 10/1/21		75,000	73,922
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		24,314	24,132
Immucor Tranche B2
5.00% 8/19/18		38,931	38,590
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19		62,438	61,684
KIK Custom Products 1st Lien
5.50% 4/29/19		58,450	57,646
Landry’s Tranche B
4.00% 4/24/18		17,733	17,650
Level 3 Financing Tranche B
4.00% 1/15/20		35,000	34,854
Moxie Liberty Tranche B
7.50% 8/21/20		5,000	4,950
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20		19,850	19,586
Novelis Tranche B
3.75% 3/10/17		21,552	21,383
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19		13,500	13,373
Patheon 4.25% 3/11/21		9,950	9,686
Republic of Angola
(Unsecured)
6.57% 12/16/23		31,000	31,077
Scientific Games International
6.00% 10/18/20		29,700	29,347
Sensus USA 2nd Lien
8.50% 5/9/18		25,000	23,937
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19		9,899	9,800
Sprouts Farmers
4.00% 4/23/20		18,109	18,098
Univision Communications
Tranche C4 4.00% 3/1/20		80,100	78,498

(continues)     NQ-452 [12/14] 2/15 (13991) 21

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
USI Insurance Services
Tranche B 1st Lien
4.25% 12/27/19		24,502	$24,089
Wide Open West Finance
4.75% 4/1/19		63,863	63,583
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		80,795	80,210
Total Senior Secured Loans
(cost $1,316,088)			1,308,037

Sovereign Bonds – 0.35%Δ
Brazil – 0.04%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	14,000	4,764
10.00% 1/1/21	BRL	93,000	29,916
			34,680
Chile – 0.10%
Chile Government
International Bond
5.50% 8/5/20	CLP	50,000,000	86,802
			86,802
Colombia – 0.02%
Colombia Government
International Bond
4.375% 3/21/23	COP	39,000,000	14,388
9.85% 6/28/27	COP	14,000,000	7,382
			21,770
Hungary – 0.02%
Hungary Government
International Bond
5.375% 3/25/24		20,000	21,700
			21,700
Indonesia – 0.01%
Indonesia Government
7.875% 4/15/19	IDR	154,000,000	12,543
			12,543
Mexico – 0.01%
Mexican Bonos
6.50% 6/10/21	MXN	38,000	2,718
10.00% 12/5/24	MXN	74,000	6,582
			9,300
Norway – 0.02%
Norway Government Bond
2.00% 5/24/23	NOK	100,000	14,007
			14,007
Peru – 0.02%
Republic of Peru 144A
5.70% 8/12/24 #	PEN	44,000	14,744
			14,744
Poland – 0.01%
Poland Government Bond
2.242% 7/25/16 ^	PLN	9,000	2,473
5.25% 10/25/17	PLN	10,000	3,080
			5,553
Republic of Korea – 0.02%
Korea Treasury
Inflation-Linked Bond
1.125% 6/10/23	KRW	21,311,626	18,818
			18,818
South Africa – 0.05%
Republic of South Africa
6.75% 3/31/21	ZAR	200,000	16,571
8.00% 1/31/30	ZAR	304,000	25,539
			42,110
Sweden – 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	35,000	4,760
2.50% 5/12/25	SEK	45,000	6,664
			11,424
United Kingdom – 0.02%
United Kingdom Gilt
Inflation-Linked Bond
0.125% 3/22/24	GBP	8,504	14,589
			14,589
Total Sovereign Bonds
(cost $331,620)			308,040

Supranational Banks – 0.08%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	800,000	12,639
Inter-American Development
Bank 7.25% 7/17/17	IDR	120,000,000	9,650
International Bank for
Reconstruction &
Development
2.985% 9/24/18 ●	AUD	36,000	29,420
4.625% 10/6/21	NZD	17,000	13,609
Total Supranational Banks
(cost $70,404)			65,318

22 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
U.S. Treasury Obligations – 1.01%
U.S. Treasury Bonds
3.00% 11/15/44	10,000	$10,513
3.125% 8/15/44 ∞	485,000	522,247
U.S. Treasury Notes
1.50% 11/30/19	5,000	4,969
2.25% 11/15/24	260,000	261,787
2.375% 8/15/24	85,000	86,580
Total U.S. Treasury
Obligations (cost $837,212)		886,096

	Number of
	shares
Preferred Stock – 0.10%
Alabama Power 5.625%	620	15,531
Integrys Energy Group
6.00% ●	600	16,020
National Retail Properties
5.70%	395	9,579
Public Storage 5.20%	450	10,327
Regions Financial 6.375% ●	500	12,700
U.S. Bancorp 3.50% ●	25	20,437
Total Preferred Stock
(cost $81,347)		84,594

	Principal
	amount°
Short-Term Investments – 6.22%
Discount Notes – 3.52%≠
Federal Home Loan Bank
0.065% 1/14/15	778,156	778,154
0.065% 1/21/15	464,318	464,315
0.065% 2/25/15	281,449	281,442
0.065% 3/5/15	315,117	315,107
0.067% 1/16/15	181,654	181,653
0.08% 2/20/15	251,532	251,527
0.08% 3/18/15	334,276	334,262
0.085% 3/27/15	469,708	469,686
		3,076,146
Repurchase Agreements – 2.70%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$1,468,375 (collateralized
by U.S. government
obligations
0.875%–4.625%
10/15/17–2/15/40
market value $1,497,741)	1,468,373	1,468,373
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price $489,460
(collateralized by U.S.
government obligations
1.25%–3.875%
8/31/15–8/15/44
market value $499,247)	489,458	489,457
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price $407,171
(collateralized by U.S.
government obligations
0.875%–1.75%
8/15/17–5/15/23
market value $415,313)	407,170	407,170
		2,365,000

Total Short-Term
Investments
(cost $5,440,925)		5,441,146

Total Value of
Securities – 103.86%
(cost $71,339,470)		90,864,152
Liabilities Net of
Receivables and Other
Assets – (3.86%)		(3,374,340)
Net Assets – 100.00%		$87,489,812
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2014, the aggregate value of Rule 144A securities was $2,944,635, which represents 3.37% of the Fund’s net assets.
@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $1,207,683, which represents 1.38% of the Fund’s net assets.

(continues)     NQ-452 [12/14] 2/15 (13991) 23

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2014, the aggregate value of fair valued securities was $58,581, which represents 0.07% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at Dec. 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(24,143)	USD	20,970	1/9/15	$1,271
BAML	CAD	(16,989)	USD	14,939	1/9/15	321
BAML	EUR	(5,571)	USD	6,923	1/9/15	181
BAML	NZD	(33,066)	USD	26,073	1/9/15	304
BNP	AUD	(32,975)	USD	28,630	1/9/15	1,724
BNP	NOK	(21,538)	USD	3,000	1/9/15	114
BNYM	AUD	43,046	USD	(35,022)	1/2/15	120
BNYM	CAD	6,121	USD	(5,262)	1/2/15	6
BNYM	CAD	(13,498)	USD	11,623	1/5/15	7
BNYM	DKK	153,148	USD	(25,036)	1/2/15	(152)
BNYM	GBP	7,331	USD	(11,410)	1/2/15	14
BNYM	HKD	161,581	USD	(20,838)	1/2/15	1
BNYM	JPY	24,749,223	USD	(205,180)	1/6/15	1,473
BNYM	SEK	260,342	USD	(33,277)	1/2/15	120
DB	MXN	(186,253)	USD	12,862	1/9/15	245
DB	NZD	(23,456)	USD	18,264	1/9/15	(16)
HSBC	EUR	5,784	USD	(7,000)	1/9/15	(1)
HSBC	GBP	(7,388)	USD	11,551	1/9/15	38
JPMC	KRW	(9,864,400)	USD	8,958	1/9/15	(57)
JPMC	SEK	(51,379)	USD	6,924	1/9/15	333
TD	BRL	(32,086)	USD	12,207	1/9/15	164
TD	JPY	(613,300)	USD	5,275	1/9/15	154
TD	ZAR	(504,655)	USD	43,250	1/9/15	(323)
UBS	COP	(35,607,015)	USD	15,381	1/9/15	473
						$6,514

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
	E-mini MSCI EAFE
(4)	Index	$(348,309)	$(351,580)	3/24/15	$(3,271)
	E-mini MSCI Emerging
(7)	Markets Index	(322,190)	(335,195)	3/24/15	(13,005)
(4)	E-mini S&P 500 Index	(403,879)	(410,480)	3/24/15	(6,601)
(4)	U.S. Treasury 5 yr Notes	(475,895)	(475,719)	4/1/15	176
	U.S. Treasury 10 yr
3	Notes	380,819	380,390	3/24/15	(429)
	U.S. Treasury Long
3	Bonds	426,184	433,688	3/24/15	7,504
		$(743,270)			$(15,626)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

24 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

NQ-452 [12/14] 2/15 (13991) 25

Notes

Delaware Foundation® Growth Allocation Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

26 NQ-452 [12/14] 2/15 (13991)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-& Mortgage-
Backed Securities	$—	$4,781,579	$—	$4,781,579
Corporate Debt	—	8,588,271	—	8,588,271
Foreign Debt	—	394,164	—	394,164
Municipal Bonds	—	58,576	—	58,576
Senior Secured Loans[1]	—	1,276,960	31,077	1,308,037
Common Stock
Consumer Discretionary	5,041,113	3,174,590	—	8,215,703
Consumer Staples	3,626,117	2,663,616	—	6,289,733
Energy	4,718,247	729,732	—	5,447,979
Financials	8,344,096	4,000,468	—	12,344,564
Healthcare	7,242,523	2,564,976	—	9,807,499
Industrials	3,817,081	3,259,913	—	7,076,994
Information Technology	10,527,738	2,164,631	—	12,692,369
Materials	1,712,766	1,549,683	—	3,262,449
Telecommunication Services	1,833,739	1,136,951	—	2,970,690
Utilities	712,712	221,044	—	933,756
Convertible Preferred Stock[1]	61,978	34,124	—	96,102
Exchange-Traded Funds	183,851	—	—	183,851
Preferred Stock	84,594	—	—	84,594
U.S. Treasury Obligations	—	886,096	—	886,096
Short-Term Investments	—	5,441,146	—	5,441,146
Total	$47,906,555	$42,926,520	$31,077	$90,864,152
Foreign Currency Exchange
Contracts	$—	$6,514	$—	$6,514
Futures Contracts	(15,626)	—	—	(15,626)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	97.62%	2.38%	100.00%
Convertible Preferred Stock	64.49%	35.51%	—	100.00%

As a result of utilizing international fair value pricing as of Dec. 31, 2014, a portion of the portfolio was categorized as Level 2.

NQ-452 [12/14] 2/15 (13991) 27

Notes

December 31, 2014 (Unaudited)

2. Investments (continued)
During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

28 NQ-452 [12/14] 2/15 (13991)

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
December 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 60.35%
U.S. Markets – 34.66%
Consumer Discretionary – 3.89%
BorgWarner	2,390	$131,331
Buffalo Wild Wings †	965	174,067
Century Communications =†	25,000	0
Cheesecake Factory	3,625	182,374
Cinemark Holdings	1,580	56,216
Comcast Special Class A	4,520	260,194
Del Frisco’s Restaurant Group †	6,305	149,681
Discovery Communications Class A †	4,248	146,344
Discovery Communications Class C †	20,840	702,725
Disney (Walt)	1,170	110,202
DSW Class A	3,900	145,470
Express †	6,520	95,779
Ford Motor	13,990	216,845
G-III Apparel Group †	2,005	202,525
Iconix Brand Group †	4,415	149,183
Jack in the Box	2,560	204,698
Johnson Controls	20,800	1,005,472
L Brands	13,108	1,134,497
Liberty Interactive Class A †	44,967	1,322,929
Lowe’s	14,800	1,018,240
Macy’s	3,800	249,850
Madden (Steven) †	6,235	198,460
McDonald’s	550	51,535
National CineMedia	6,080	87,370
NIKE Class B	8,396	807,275
Nordstrom	2,480	196,887
Popeyes Louisiana Kitchen †	3,415	192,162
Priceline Group †	1,065	1,214,324
Regal Entertainment Group Class A	1,480	31,613
Sally Beauty Holdings †	15,163	466,111
Shutterfly †	2,865	119,456
Starbucks	3,020	247,791
Tenneco †	3,400	192,474
Tractor Supply	2,580	203,356
Urban Outfitters †	5,770	202,700
Viacom Class B	1,190	89,547
		11,959,683
Consumer Staples – 2.51%
Archer-Daniels-Midland	18,800	977,600
Casey’s General Stores	3,900	352,248
Coca-Cola	2,360	99,639
CVS Health	14,010	1,349,303
General Mills	3,760	200,521
J&J Snack Foods	1,480	160,980
Kimberly-Clark	1,440	166,378
Kraft Foods Group	15,667	981,673
Mondelez International Class A	26,800	973,510
PepsiCo	3,750	354,600
Procter & Gamble	5,250	478,223
Walgreens Boots Alliance	21,139	1,610,792
		7,705,467
Energy – 3.04%
Bonanza Creek Energy †	1,115	26,760
Bristow Group	1,135	74,672
Carrizo Oil & Gas †	2,785	115,856
Chevron	11,580	1,299,044
ConocoPhillips	13,440	928,166
Core Laboratories	1,030	123,950
Diamondback Energy †	1,535	91,762
EOG Resources	15,357	1,413,919
Exxon Mobil	4,170	385,517
Halliburton	20,800	818,064
Kinder Morgan	16,163	683,857
Marathon Oil	34,650	980,249
Occidental Petroleum	12,290	990,697
Parsley Energy Class A †	2,875	45,885
Pioneer Energy Services †	3,405	18,864
RigNet †	3,350	137,451
Rosetta Resources †	3,300	73,623
RSP Permian †	2,115	53,171
Schlumberger	3,040	259,646
Williams	18,352	824,739
		9,345,892
Financials – 6.94%
AFLAC	3,390	207,095
Allstate	14,100	990,525
American Campus Communities	1,450	59,972
American Equity Investment Life Holding	6,630	193,530
American Realty Capital Properties	4,975	45,024
American Tower	2,480	245,148
Ameriprise Financial	1,350	178,537
AMERISAFE	2,140	90,650
Apartment Investment & Management	2,375	88,231
(continues)     NQ-448 [12/14] 2/15 (13990) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
AvalonBay Communities	1,700	$277,763
Bank of New York Mellon	24,100	977,737
BB&T	25,500	991,695
BBCN Bancorp	7,875	113,243
BlackRock	470	168,053
Boston Properties	2,175	279,901
Brandywine Realty Trust	7,175	114,657
Bryn Mawr Bank	1,460	45,698
Camden Property Trust	1,025	75,686
Capital One Financial	2,860	236,093
Cardinal Financial	7,745	153,583
Citigroup	6,040	326,824
City Holding	2,970	138,194
Corporate Office Properties Trust	1,900	53,903
Cousins Properties	4,575	52,247
Crown Castle International	17,703	1,393,226
DCT Industrial Trust	5,563	198,377
DDR	8,225	151,011
Douglas Emmett	4,525	128,510
Duke Realty	8,875	179,275
DuPont Fabros Technology	5,145	171,020
EastGroup Properties	1,930	122,208
EPR Properties	4,465	257,318
Equity Lifestyle Properties	1,250	64,437
Equity One	2,325	58,962
Equity Residential	4,325	310,708
Essex Property Trust	900	185,940
Evercore Partners Class A	4,925	257,922
Extra Space Storage	1,225	71,834
Federal Realty Investment Trust	475	63,393
Fidelity & Guaranty Life	5,445	132,150
First Industrial Realty Trust	5,100	104,856
First NBC Bank Holding †	3,570	125,664
First Potomac Realty Trust	2,700	33,372
Flushing Financial	5,110	103,580
General Growth Properties	9,550	268,641
Greenhill & Co	1,890	82,404
Health Care REIT	1,325	100,263
Healthcare Realty Trust	2,525	68,983
Healthcare Trust of America Class A	2,338	62,972
Highwoods Properties	2,500	110,700
Host Hotels & Resorts	15,130	359,640
Independent Bank @	3,410	145,982
Infinity Property & Casualty @	1,635	126,320
IntercontinentalExchange	4,906	1,075,837
Invesco	3,460	136,739
JPMorgan Chase	6,810	426,170
KeyCorp	11,290	156,931
Kilroy Realty	1,525	105,332
Kimco Realty	4,650	116,901
Kite Realty Group Trust	6,692	192,328
LaSalle Hotel Properties	6,360	257,389
Lexington Realty Trust	5,425	59,567
Liberty Property Trust	1,300	48,919
LTC Properties	475	20,506
Macerich	1,375	114,689
Marsh & McLennan	17,100	978,804
National Retail Properties	5,575	219,488
Pebblebrook Hotel Trust	1,825	83,275
Post Properties	1,600	94,032
Primerica	2,815	152,742
Prologis	6,275	270,013
Prosperity Bancshares	2,815	155,838
Prudential Financial	1,570	142,022
PS Business Parks	750	59,655
Public Storage	1,225	226,441
Ramco-Gershenson Properties Trust	11,040	206,890
Raymond James Financial	2,880	164,995
Regency Centers	2,000	127,560
RLJ Lodging Trust	2,675	89,693
Sabra Health Care REIT	1,425	43,277
Selective Insurance Group @	5,040	136,937
Simon Property Group	3,725	678,360
SL Green Realty	1,725	205,309
Sovran Self Storage	1,650	143,913
Spirit Realty Capital	6,850	81,447
State Street	2,500	196,250
Sterling Bancorp	12,160	174,861
Stifel Financial †	3,225	164,539
Strategic Hotels & Resorts †	7,350	97,241
Susquehanna Bancshares	9,240	124,093
Tanger Factory Outlet Centers	2,650	97,944
Taubman Centers	675	51,583
Texas Capital Bancshares †	2,495	135,553
Travelers	2,340	247,689
UDR	4,050	124,821
United Fire Group	3,445	102,420
Ventas	3,750	268,875
Vornado Realty Trust	2,500	294,275
Webster Financial	4,640	150,939

2 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Wells Fargo	7,370	$404,023
Western Alliance Bancorp †	6,420	178,476
		21,329,238
Healthcare – 5.25%
AbbVie	4,580	299,715
Acorda Therapeutics †	4,290	175,332
Actavis †	800	205,928
Air Methods †	3,695	162,691
Akorn †	4,535	164,167
Alkermes †	2,550	149,328
Allergan	8,735	1,856,974
Auxilium Pharmaceuticals †	2,450	84,243
Baxter International	13,200	967,428
Cardinal Health	12,200	984,906
Celgene †	18,710	2,092,901
Cepheid †	4,175	226,035
Conmed	3,920	176,243
Cross Country Healthcare †	9,560	119,309
CryoLife	9,335	105,766
DexCom †	3,950	217,447
Express Scripts Holding †	3,370	285,338
Gilead Sciences †	3,580	337,451
Halyard Health †	183	8,321
Isis Pharmaceuticals †	2,580	159,289
Johnson & Johnson	10,230	1,069,751
Ligand Pharmaceuticals Class B †	1,565	83,274
Medicines †	2,530	70,005
Merck	22,650	1,286,293
Merit Medical Systems †	5,365	92,975
NPS Pharmaceuticals †	6,025	215,514
Perrigo	3,725	622,671
Pfizer	44,702	1,392,467
Prestige Brands Holdings †	3,090	107,285
Quest Diagnostics	14,700	985,782
Quidel †	5,925	171,351
Spectrum Pharmaceuticals †	9,760	67,637
Thermo Fisher Scientific	2,330	291,926
UnitedHealth Group	3,270	330,564
Vertex Pharmaceuticals †	1,280	152,064
WellCare Health Plans †	2,005	164,530
West Pharmaceutical Services	4,595	244,638
		16,127,539
Industrials – 2.91%
AAON	7,731	173,097
Applied Industrial Technologies	3,705	168,911
Barnes Group	4,740	175,427
Boeing	1,290	167,674
Caterpillar	800	73,224
Chart Industries †	805	27,531
Columbus McKinnon	5,480	153,659
Continental Building Products †	5,760	102,125
Cummins	850	122,545
Deere	1,050	92,893
Eaton	2,200	149,512
ESCO Technologies	2,695	99,445
Esterline Technologies †	1,805	197,972
FedEx	1,500	260,490
General Electric	15,770	398,508
Granite Construction	4,213	160,178
Honeywell International	2,240	223,821
Hunt (J.B.) Transport Services	1,390	117,107
Kadant	4,200	179,298
KEYW Holding †	11,755	122,017
Kforce	8,655	208,845
Lockheed Martin	1,130	217,604
MasTec †	2,395	54,151
McGrath RentCorp	4,630	166,032
MYR Group †	3,445	94,393
Nielsen Holdings	2,940	131,506
Northrop Grumman	6,600	972,774
Parker Hannifin	1,280	165,056
Raytheon	9,000	973,530
Republic Services	3,130	125,983
Roadrunner Transportation Systems †	3,395	79,273
Rockwell Collins	950	80,256
Swift Transportation †	3,540	101,350
Tetra Tech	4,420	118,014
Union Pacific	2,800	333,564
United Stationers	4,355	183,607
United Technologies	2,190	251,850
US Ecology	3,120	125,174
WageWorks †	2,600	167,882
Waste Management	19,700	1,011,004
XPO Logistics †	5,355	218,912
		8,946,194
Information Technology – 7.70%
Accenture Class A	3,000	267,930

(continues)     NQ-448 [12/14] 2/15 (13990) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Adobe Systems †	8,693	$631,981
Anixter International †	1,820	160,997
Apple	5,775	637,445
Applied Micro Circuits †	17,640	115,013
Avago Technologies	1,620	162,956
Broadcom Class A	23,000	996,590
Callidus Software †	4,690	76,588
Cisco Systems	41,660	1,158,773
Convergys	6,670	135,868
Coupons.com †	4,300	76,325
eBay †	26,683	1,497,450
Electronic Arts †	14,655	689,005
EMC	10,900	324,166
Equinix	5,742	1,301,884
ExlService Holdings †	2,275	65,315
Facebook Class A †	3,370	262,927
FARO Technologies †	3,390	212,485
Google Class A †	1,738	922,287
Google Class C †	1,169	615,362
GrubHub †	3,960	143,827
Guidewire Software †	2,925	148,093
Intel	33,020	1,198,296
International Business Machines	370	59,363
InterXion Holding †	4,615	126,174
Intuit	10,644	981,270
j2 Global @	3,370	208,940
MasterCard Class A	17,689	1,524,084
Maxim Integrated Products	5,910	188,352
Microsoft	41,162	1,911,975
NETGEAR †	3,725	132,535
Plantronics	2,535	134,406
Proofpoint †	4,135	199,431
QUALCOMM	25,048	1,861,818
Rally Software Development †	6,125	69,641
Rofin-Sinar Technologies †	5,575	160,393
salesforce.com †	2,610	154,799
SciQuest †	7,545	109,025
Semtech †	5,955	164,179
SS&C Technologies Holdings	3,260	190,677
Synaptics †	2,295	157,988
TeleTech Holdings †	4,910	116,269
Tyler Technologies †	1,170	128,045
Visa Class A	6,683	1,752,283
Xerox	70,800	981,288
Yahoo †	4,900	247,499
Yelp †	5,063	277,098
		23,639,095
Materials – 0.97%
Axiall	3,315	140,788
Boise Cascade †	4,765	177,020
Chemtura †	4,250	105,103
duPont (E.I.) deNemours	13,300	983,402
Eastman Chemical	2,920	221,511
Huntsman	6,210	141,464
Innophos Holdings	1,960	114,562
International Paper	2,170	116,269
Kaiser Aluminum	1,820	130,003
LyondellBasell Industries	1,140	90,505
MeadWestvaco	4,670	207,301
Minerals Technologies	1,890	131,261
Neenah Paper	2,700	162,729
Quaker Chemical	1,670	153,707
Worthington Industries	3,050	91,775
		2,967,400
Telecommunication Services – 0.82%
AT&T	38,330	1,287,505
Atlantic Tele-Network	1,710	115,579
inContact †	14,830	130,356
Verizon Communications	20,800	973,024
		2,506,464
Utilities – 0.63%
Cleco	3,090	168,529
Edison International	16,790	1,099,409
MDU Resources Group	4,860	114,210
NorthWestern	2,920	165,214
OGE Energy	4,380	155,402
Sempra Energy	1,570	174,835
South Jersey Industries	940	55,394
		1,932,993
Total U.S. Markets (cost $61,102,878)		106,459,965
Developed Markets – 18.53%§
Consumer Discretionary – 2.89%
Adidas	2,820	195,836
Bayerische Motoren Werke	2,867	309,402
Cie Financiere Richemont Class A	1,670	148,060
Compass Group	7,900	135,016
Denso	4,400	205,092

4 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Fiat Chrysler Automobiles †	16,000	$185,916
Hennes & Mauritz Class B	3,350	139,175
Hermes International	40	14,243
Husqvarna Class B	19,200	141,128
Kering	2,439	468,704
LVMH Moet Hennessy Louis Vuitton	825	130,681
Nitori Holdings	17,148	921,414
Publicis Groupe	7,810	560,097
Reed Elsevier	8,150	194,627
Sekisui Chemical	16,000	192,512
Shimamura	2,000	172,608
Singapore Press Holdings	37,000	117,451
Sodexo	1,600	156,615
Sumitomo Electric Industries	14,700	183,608
Sumitomo Rubber Industries	43,400	645,241
Swatch Group	420	186,588
Techtronic Industries	170,500	547,028
Toyota Motor	24,989	1,557,379
USS	10,100	155,196
Volkswagen	730	158,267
William Hill	25,000	140,459
WPP	6,650	138,247
Yue Yuen Industrial Holdings	217,500	782,158
		8,882,748
Consumer Staples – 2.07%
Anheuser-Busch InBev	3,340	375,888
Aryzta †	14,457	1,111,014
British American Tobacco	8,510	461,106
Carlsberg Class B	8,282	636,072
Coca-Cola Amatil	66,379	501,227
Diageo	7,480	214,253
Heineken	2,770	196,691
Henkel	1,870	181,144
Jeronimo Martins	11,800	118,241
Kao	6,200	244,515
Kerry Group Class A	2,430	167,879
Koninklijke Ahold	8,940	158,889
L’Oreal	840	140,592
Meiji Holdings	2,000	181,974
Nestle	7,280	530,719
Reckitt Benckiser Group	2,040	165,206
SABMiller	3,060	159,501
Unilever	5,650	229,520
Unilever CVA	5,260	205,759
Wesfarmers	3,586	121,428
Woolworths	9,700	241,071
		6,342,689
Energy – 0.65%
AMEC	10,100	133,371
BG Group	12,100	161,898
CGG †	15,300	90,168
Neste Oil	6,550	158,992
Saipem †	31,460	329,784
Subsea 7	5,865	59,944
Suncor Energy	17,000	539,868
Total	9,958	510,168
		1,984,193
Financials – 2.91%
AIA Group	28,600	157,757
AXA	45,853	1,056,592
Banco Espirito Santo Class R =†	285,000	0
Bank Leumi Le-Israel BM †	47,300	161,765
City Developments	16,000	123,436
Commonwealth Bank of Australia	4,930	342,572
Daito Trust Construction	1,700	192,860
Daiwa Securities Group	28,000	219,262
ING Groep CVA †	51,485	665,169
Intesa Sanpaolo	61,500	178,405
Investor Class B	5,650	205,420
KBC Groep †	3,620	202,032
Mitsubishi UFJ Financial Group	188,173	1,033,952
Nordea Bank	91,051	1,053,980
Prudential	13,500	312,073
QBE Insurance Group	19,900	180,722
Schroders	4,800	199,473
Seven Bank	45,400	190,582
Societe Generale	4,350	182,048
Sony Financial Holdings	11,100	163,463
Standard Chartered	63,167	944,598
Swire Properties	39,800	117,119
UBS Group †	10,600	182,211
UniCredit	138,354	886,242
		8,951,733
Healthcare – 3.26%
Actelion †	1,330	153,111
Bayer	2,490	339,408
CSL	3,254	228,608

(continues)     NQ-448 [12/14] 2/15 (13990) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Dainippon Sumitomo Pharma	15,300	$148,176
GlaxoSmithKline	15,250	327,125
ICON †	3,065	156,284
Indivior †	2,040	4,750
Merck	1,660	156,220
Miraca Holdings	3,700	159,183
Novartis	24,068	2,232,150
Novo Nordisk ADR	18,422	779,619
Novo Nordisk Class B	8,830	373,516
QIAGEN †	6,950	161,887
Roche Holding	2,500	677,356
Sanofi	11,015	1,004,243
Smith & Nephew	15,500	279,468
Sonic Healthcare	9,000	135,418
Stada Arzneimittel	15,281	463,668
Teva Pharmaceutical Industries ADR	39,000	2,242,890
		10,023,080
Industrials – 3.01%
ABB †	11,430	241,838
Adecco	2,480	170,473
Aggreko	6,660	155,291
AP Moeller - Maersk	85	169,065
Cathay Pacific Airways	102,000	222,313
Cie de Saint-Gobain	5,100	216,040
Cobham	38,850	195,004
Deutsche Lufthansa	7,673	127,149
Deutsche Post	28,766	933,799
East Japan Railway	9,741	734,249
Elbit Systems	3,370	205,623
Ferrovial	8,502	168,069
Fuji Electric	36,000	143,540
ITOCHU	84,449	901,577
JTEKT	8,900	149,798
Koninklijke Boskalis Westminster	3,000	164,115
Koninklijke Philips	36,333	1,053,148
Meggitt	81,759	657,605
Mitsubishi Heavy Industries	29,000	160,052
Rexel	19,040	341,123
Schneider Electric	2,670	194,454
Singapore Airlines	25,000	218,078
THK	6,700	161,027
Travis Perkins	7,170	206,355
Vinci	14,177	774,100
WestJet Airlines @	14,414	417,801
Yamato Holdings	7,800	154,466
		9,236,152
Information Technology – 1.60%
Amadeus IT Holding	2,950	117,491
Cap Gemini	2,930	209,545
CGI Group Class A †	37,604	1,433,350
Computershare	15,250	145,894
Ericsson LM Class B	23,300	282,117
Hitachi	30,000	221,441
Infineon Technologies	19,500	206,346
NICE Systems	3,980	201,504
Playtech	30,475	325,150
SAP	3,980	277,917
Seiko Epson	4,900	205,054
Teleperformance	17,008	1,157,736
Trend Micro	4,900	135,414
		4,918,959
Materials – 1.27%
Air Liquide	2,040	252,429
Anglo American ADR	9,000	81,990
Arkema	2,330	154,099
AuRico Gold	55,822	184,960
BASF	1,450	121,627
BHP Billiton Limited	11,700	276,653
EMS-Chemie Holding	430	174,074
Fletcher Building	20,200	130,153
Johnson Matthey	3,200	168,333
Lafarge	8,241	578,519
Rexam	87,419	615,350
Rio Tinto	13,219	609,279
Shin-Etsu Chemical	2,800	182,295
Toray Industries	28,000	223,738
Yamana Gold	38,483	155,330
		3,908,829
Telecommunication Services – 0.68%
BT Group	41,500	258,099
KDDI	2,900	182,205
Nippon Telegraph & Telephone	15,943	814,478
Softbank	2,900	172,632
Tele2 Class B	54,370	658,835
		2,086,249
Utilities – 0.19%
National Grid	27,414	388,935

6 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Utilities (continued)
Tokyo Gas	36,000	$194,260
		583,195
Total Developed Markets (cost $47,658,848)		56,917,827
Emerging Markets X – 7.16%
Consumer Discretionary – 0.43%
Arcos Dorados Holdings @	17,300	93,593
Grupo Televisa ADR	17,550	597,753
Hyundai Motor	878	134,787
LG Electronics	2,700	145,348
Mahindra & Mahindra	10,420	203,146
Woolworths Holdings	23,755	157,581
		1,332,208
Consumer Staples – 0.94%
Anadolu Efes Biracilik Ve Malt Sanayii †	23,396	226,999
Brasil Foods ADR	12,160	283,936
China Mengniu Dairy	50,000	205,900
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,200	191,516
Cia Cervecerias Unidas ADR	5,600	103,880
Fomento Economico Mexicano ADR †	2,925	257,488
Hypermarcas †	47,600	298,228
Lotte Chilsung Beverage @	215	293,531
Lotte Confectionery @	143	232,838
Tingyi Cayman Islands Holding	71,816	163,219
Tsingtao Brewery	24,162	162,988
Uni-President China Holdings @	341,000	314,000
Wal-Mart de Mexico Class V	72,372	155,594
		2,890,117
Energy – 0.96%
Cairn India	32,608	124,427
China Petroleum & Chemical	162,850	131,894
CNOOC ADR	1,240	167,946
Gazprom ADR @	48,475	223,162
LUKOIL ADR	5,100	195,585
PetroChina ADR	1,600	177,536
Petroleo Brasileiro ADR	38,600	281,780
Polski Koncern Naftowy Orlen	9,561	130,749
PTT	22,291	219,589
Reliance Industries GDR 144A #	26,806	748,114
Rosneft GDR @	32,178	112,181
Sasol ADR	4,700	178,459
Tambang Batubara Bukit
Asam Persero	119,300	119,494
YPF ADR	5,700	150,879
		2,961,795
Financials – 1.03%
Banco Santander Brasil ADR	29,350	147,337
Bangkok Bank	33,061	194,246
China Construction Bank	310,449	253,592
Etalon Group GDR 144A #@=	16,400	32,800
ICICI Bank ADR	30,000	346,500
Industrial & Commercial Bank of China	375,800	274,431
Itau Unibanco Holding ADR	21,284	276,905
KB Financial Group ADR	8,889	289,973
Powszechna Kasa Oszczednosci Bank Polski	9,947	99,851
Remgro	9,010	197,164
Samsung Life Insurance	2,444	260,080
Sberbank @=	129,764	122,727
Shinhan Financial Group	6,202	250,530
Standard Bank Group	22,927	282,650
UEM Sunrise @	343,919	137,835
		3,166,621
Industrials – 0.24%
America Latina Logistica	20,419	38,879
Empresas ICA ADR †	18,300	90,036
Gol Linhas Aereas Inteligentes ADR †	24,100	138,575
KCC @	868	411,257
Santos Brasil Participacoes	8,600	45,306
		724,053
Information Technology – 1.77%
Baidu ADR †	8,814	2,009,328
Hon Hai Precision Industry	123,735	341,167
LG Display ADR †	14,200	215,130
MediaTek	19,000	275,784
Samsung Electronics	1,082	1,307,299
SINA †	3,200	119,712
Sohu.com @†	6,700	356,306
Taiwan Semiconductor Manufacturing	61,069	268,621
Taiwan Semiconductor Manufacturing ADR	11,200	250,656

(continues)     NQ-448 [12/14] 2/15 (13990) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Information Technology (continued)
United Microelectronics	359,000	$166,380
WNS Holdings ADR †	6,225	128,609
		5,438,992
Materials – 0.64%
Anglo American Platinum †	3,037	89,187
Braskem ADR	13,175	170,089
Cemex ADR †	35,766	364,456
Cemex Latam Holdings †	13,323	89,248
Fibria Celulose ADR †	24,490	297,064
Gerdau @	11,700	35,397
Gerdau ADR	15,100	53,605
Impala Platinum Holdings †	6,208	40,582
Nine Dragons Paper Holdings	147,000	128,018
Siam Cement	8,500	116,015
Siam Cement NVDR	6,700	90,971
Sociedad Quimica y Minera de Chile ADR	4,600	109,848
Ultratech Cement	5,135	217,173
Vale ADR	19,925	162,987
		1,964,640
Telecommunication Services – 1.15%
America Movil ADR	9,000	199,620
China Mobile	37,921	444,199
China Mobile ADR	4,925	289,689
KT ADR	10,650	150,378
MegaFon GDR	9,852	134,257
Mobile TeleSystems ADR	7,700	55,286
MTN Group	10,960	208,546
Reliance Communications †	53,127	67,085
SK Telecom ADR	34,500	931,845
Telefonica Brasil ADR	10,105	178,656
Tim Participacoes ADR	23,400	519,714
Turkcell Iletisim Hizmetleri ADR †	11,350	171,612
Vodacom Group	16,755	185,452
		3,536,339
Total Emerging Markets
(cost $20,709,908)		22,014,765

Total Common Stock
(cost $129,471,634)		185,392,557

Convertible Preferred Stock – 0.27%
Alcoa 5.375% exercise price
$19.39, expiration date
10/1/17	900	45,405
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	2,525	44,898
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	38	43,781
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	43	44,129
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16	1,215	72,912
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @	540	55,080
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	850	44,625
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	59	23,600
HealthSouth 6.50% exercise
price $29.70, expiration
date 12/31/49	55	74,814
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	49	65,170
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	2,235	105,045
Maiden Holdings 7.25%
exercise price $15.39,
expiration date 9/15/16	2,250	108,720
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	626	26,253
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	252	13,353
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	50	60,763
Total Convertible Preferred
Stock (cost $893,763)		828,548

Exchange-Traded Funds – 0.03%
iShares MSCI EAFE Growth
Index ETF	600	39,480

8 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Exchange-Traded Funds (continued)
iShares MSCI EAFE Index ETF	180	$10,951
Vanguard FTSE Developed
Markets ETF	1,505	57,009
Total Exchange-Traded
Funds (cost $106,918)		107,440

	Principal
	amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	63,113	68,718
Fannie Mae Whole Loan
REMIC Trust
Series 2002-W11 AV1
0.51% 11/25/32 ●	5,718	5,242
Total Agency Asset-Backed
Securities (cost $68,323)		73,960

Agency Collateralized Mortgage Obligations – 0.31%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	25,296	28,631
Series 2003-26 AT
5.00% 11/25/32	41,436	42,751
Series 2010-41 PN
4.50% 4/25/40	120,000	129,580
Series 2010-96 DC
4.00% 9/25/25	5,000	5,262
Series 2012-122 SD
5.931% 11/25/42 ●Σ	184,693	45,060
Series 2013-38 AI
3.00% 4/25/33 Σ	501,064	72,345
Series 2013-44 DI
3.00% 5/25/33 Σ	760,940	114,771
Series 2014-36 ZE
3.00% 6/25/44	96,675	86,262
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	19,155	21,655
Series 4065 DE
3.00% 6/15/32	30,000	30,026
Series 4185 LI
3.00% 3/15/33 Σ	188,849	30,237
Series 4191 CI
3.00% 4/15/33 Σ	88,720	12,493
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	325,676
Total Agency Collateralized
Mortgage Obligations
(cost $924,314)		944,749

Agency Mortgage-Backed Securities – 7.94%
Fannie Mae
6.50% 8/1/17	7,940	8,274
Fannie Mae ARM
2.421% 5/1/43 ●	78,574	78,661
2.546% 6/1/43 ●	27,920	28,170
3.203% 4/1/44 ●	119,929	124,482
3.268% 3/1/44 ●	106,633	111,307
3.302% 9/1/43 ●	87,532	90,843
Fannie Mae Relocation 30 yr
5.00% 1/1/36	4,316	4,722
Fannie Mae S.F. 15 yr
2.50% 10/1/27	81,560	83,263
2.50% 2/1/28	276,763	282,555
3.50% 7/1/26	81,928	86,848
4.00% 4/1/24	24,139	25,706
4.00% 5/1/25	41,568	44,410
4.00% 6/1/25	143,604	152,936
4.00% 11/1/25	195,297	209,377
4.00% 12/1/26	69,923	74,487
4.00% 5/1/27	150,930	161,681
4.00% 8/1/27	84,280	90,026
4.50% 4/1/18	7,110	7,469
5.00% 9/1/18	11,995	12,655
5.50% 6/1/22	2,293	2,423
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/29	30,000	30,544
Fannie Mae S.F. 20 yr
3.00% 2/1/33	9,528	9,853
3.00% 8/1/33	72,339	74,715
3.50% 4/1/33	13,440	14,183
3.50% 9/1/33	52,855	56,019
4.00% 1/1/31	18,544	19,993
4.00% 2/1/31	55,692	60,049
5.00% 11/1/23	5,918	6,534
5.50% 8/1/28	12,388	13,880
5.50% 12/1/29	8,331	9,327
6.00% 9/1/29	43,803	49,593
Fannie Mae S.F. 30 yr
3.00% 7/1/42	70,732	71,699
3.00% 10/1/42	1,096,007	1,110,974
3.00% 12/1/42	182,468	184,953

(continues)     NQ-448 [12/14] 2/15 (13990) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 2/1/43	45,426	$46,042
3.00% 4/1/43	275,592	279,253
3.00% 5/1/43	174,652	176,942
4.00% 8/1/43	31,500	33,793
4.50% 4/1/39	140,644	152,788
4.50% 7/1/41	46,587	50,629
4.50% 11/1/41	87,699	95,299
4.50% 1/1/42	1,523,775	1,657,566
4.50% 12/1/43	14,729	15,996
4.50% 5/1/44	64,368	70,104
4.50% 6/1/44	110,266	119,736
5.00% 2/1/35	5,207	5,767
5.00% 4/1/35	24,106	26,698
5.00% 7/1/35	30,122	33,370
5.00% 10/1/35	16,824	18,634
5.00% 11/1/35	22,331	24,738
5.00% 2/1/37	66,029	73,118
5.00% 4/1/37	19,012	21,006
5.50% 12/1/32	3,894	4,389
5.50% 2/1/33	55,828	62,833
5.50% 4/1/34	20,250	22,834
5.50% 11/1/34	21,591	24,300
5.50% 12/1/34	131,902	148,176
5.50% 3/1/35	41,523	46,577
5.50% 5/1/35	34,389	38,626
5.50% 6/1/35	17,691	19,867
5.50% 1/1/36	12,120	13,610
5.50% 5/1/36	9,985	11,193
5.50% 7/1/36	5,908	6,640
5.50% 1/1/37	1,178	1,327
5.50% 2/1/37	15,320	17,135
5.50% 4/1/37	122,272	136,676
5.50% 8/1/37	55,447	62,272
5.50% 1/1/38	1,562	1,747
5.50% 2/1/38	37,935	42,583
5.50% 3/1/38	40,140	45,107
5.50% 6/1/38	147,274	164,568
5.50% 9/1/38	151,068	169,409
5.50% 10/1/39	191,383	213,857
5.50% 7/1/40	56,457	63,109
5.50% 9/1/41	609,616	681,217
6.00% 5/1/36	60,320	68,563
6.00% 6/1/36	6,899	7,845
6.00% 12/1/36	7,954	9,036
6.00% 2/1/37	23,287	26,464
6.00% 5/1/37	63,215	71,735
6.00% 6/1/37	4,272	4,910
6.00% 7/1/37	4,295	4,875
Fannie Mae S.F. 30 yr
6.00% 8/1/37	94,760	108,026
6.00% 9/1/37	8,258	9,383
6.00% 11/1/37	10,836	12,368
6.00% 5/1/38	104,276	118,344
6.00% 7/1/38	2,904	3,290
6.00% 9/1/38	20,587	23,340
6.00% 10/1/38	90,768	103,046
6.00% 11/1/38	19,141	21,814
6.00% 1/1/39	38,827	44,074
6.00% 9/1/39	327,956	372,153
6.00% 3/1/40	32,417	36,704
6.00% 7/1/40	133,534	151,502
6.00% 9/1/40	28,876	32,791
6.00% 11/1/40	11,791	13,542
6.00% 5/1/41	43,899	49,814
6.50% 2/1/36	25,050	29,944
7.50% 6/1/31	16,939	20,517
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/45	1,844,000	1,865,321
3.00% 2/1/45	2,066,000	2,084,683
3.50% 2/1/45	682,000	709,094
4.00% 1/1/45	2,345,000	2,502,710
4.00% 2/1/45	2,762,000	2,940,203
4.50% 1/1/45	1,776,000	1,927,793
4.50% 2/1/45	628,000	680,497
Freddie Mac ARM
2.249% 7/1/36 ●	19,191	20,641
2.307% 4/1/34 ●	6,515	6,925
2.534% 1/1/44 ●	229,936	235,788
Freddie Mac S.F. 15 yr
2.50% 3/1/28	41,457	42,280
4.00% 12/1/24	31,950	34,007
4.00% 5/1/25	12,016	12,827
4.00% 8/1/25	27,864	29,747
4.50% 8/1/24	69,580	75,167
4.50% 7/1/25	13,266	14,330
4.50% 6/1/26	31,810	34,374
5.00% 6/1/18	13,365	14,044
Freddie Mac S.F. 20 yr
3.50% 1/1/34	96,556	101,457
Freddie Mac S.F. 30 yr
3.00% 10/1/42	82,409	83,420
3.00% 11/1/42	90,425	91,645
4.50% 10/1/39	44,414	48,156
4.50% 4/1/41	210,315	228,481
4.50% 3/1/42	382,276	414,868
5.50% 3/1/34	8,242	9,281
5.50% 12/1/34	7,830	8,848

10 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/36	5,427	$6,088
5.50% 11/1/36	12,188	13,627
5.50% 12/1/36	2,770	3,100
5.50% 4/1/38	34,317	38,403
5.50% 6/1/38	6,829	7,636
5.50% 6/1/39	38,013	42,539
5.50% 3/1/40	29,262	32,722
5.50% 8/1/40	33,300	37,230
5.50% 1/1/41	32,115	35,914
5.50% 6/1/41	30,456	34,049
6.00% 2/1/36	17,477	19,948
6.00% 1/1/38	11,651	13,170
6.00% 6/1/38	31,602	35,781
6.00% 8/1/38	64,099	72,754
6.00% 5/1/40	13,323	15,078
6.50% 4/1/39	51,449	58,454
7.00% 11/1/33	16,760	19,972
GNMA I S.F. 30 yr
5.00% 6/15/40	17,008	18,808
7.50% 9/15/31	16,883	18,336
Total Agency
Mortgage-Backed
Securities
(cost $24,151,560)		24,376,418

Agency Obligation – 0.05%
Tennessee Valley Authority
2.875% 9/15/24	145,000	147,163
Total Agency Obligation
(cost $143,463)		147,163

Commercial Mortgage-Backed Securities – 2.04%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	30,000	31,167
Series 2006-4 A4
5.634% 7/10/46	125,147	130,938
Series 2007-4 AM
5.821% 2/10/51 ●	80,000	86,994
Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41 ●	1,769	1,769
CD Commercial Mortgage
Trust
Series 2005-CD1 AM
5.226% 7/15/44 ●	100,000	102,659
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.226% 7/15/44 ●	35,000	35,777
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	170,000	176,881
Commercial Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	65,000	68,616
Series 2014-CR20 A4
3.59% 11/10/47	150,000	156,013
Series 2014-CR20 AM
3.938% 11/10/47	55,000	56,847
Series 2014-CR21 A3
3.528% 12/10/47	100,000	103,466
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.467% 2/15/39 ●	138	138
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	515,000	580,736
Series 2011-LC1A C 144A
5.557% 11/10/46 #●	130,000	145,864
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.615% 11/25/49 #●	70,000	75,180
Series 2011-K15 B 144A
4.931% 8/25/44 #●	10,000	10,920
Series 2011-K702 B 144A
4.77% 4/25/44 #●	30,000	31,900
Series 2011-K703 B 144A
4.884% 7/25/44 #●	95,000	101,418
Series 2012-K19 B 144A
4.036% 5/25/45 #●	25,000	25,902
Series 2012-K22 B 144A
3.686% 8/25/45 #●	95,000	95,921
Series 2012-K22 C 144A
3.686% 8/25/45 #●	70,000	69,382
Series 2012-K707 B 144A
3.883% 1/25/47 #●	35,000	36,218
Series 2012-K708 B 144A
3.759% 2/25/45 #●	275,000	283,170
Series 2012-K708 C 144A
3.759% 2/25/45 #●	25,000	25,457
Series 2012-K711 B 144A
3.562% 8/25/45 #●	15,000	15,328
Series 2013-K26 C 144A
3.60% 12/25/45 #●	45,000	43,375

(continues)     NQ-448 [12/14] 2/15 (13990) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K33 B 144A
3.503% 8/25/46 #●	80,000	$78,843
Series 2013-K33 C 144A
3.503% 8/25/46 #●	50,000	47,971
Series 2013-K712 B 144A
3.368% 5/25/45 #●	345,000	346,142
Series 2013-K713 B 144A
3.165% 4/25/46 #●	190,000	188,468
Series 2013-K713 C 144A
3.165% 4/25/46 #●	115,000	111,875
Series 2014-K716 B 144A
3.954% 8/25/47 #●	60,000	61,177
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	10,589	10,599
Goldman Sachs Mortgage
Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	615,000	677,694
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	103,467
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	525,000	525,662
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	250,000	253,097
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	148,624	148,050
Series 2014-C21 AS
3.997% 8/15/47	50,000	52,249
Series 2014-C22 B
4.562% 9/15/47 ●	65,000	69,328
Series 2014-C26 AS
3.80% 1/15/48	30,000	30,756
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.489% 8/12/37 ●	40,000	43,037
Series 2005-LDP5 D
5.391% 12/15/44 ●	65,000	66,768
Series 2006-LDP8 AM
5.44% 5/15/45	125,000	132,355
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	10,002	10,143
Series 2006-C6 AJ
5.452% 9/15/39 ●	133,000	139,817
Series 2006-C6 AM
5.413% 9/15/39	90,000	95,574
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C18 A4
3.923% 10/15/47	90,000	95,979
Series 2014-C19 AS
3.832% 12/15/47	60,000	61,886
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.206% 11/14/42 ●	105,000	107,408
Series 2005-HQ7 C
5.206% 11/14/42 ●	125,000	126,077
Series 2006-T21 AM
5.204% 10/12/52 ●	95,000	98,177
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	80,000	85,414
Total Commercial
Mortgage-Backed
Securities (cost $6,258,333)		6,260,049

Convertible Bonds – 0.71%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	106,000	100,833
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	28,000	29,890
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	51,000	62,762
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	90,000	94,950
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	49,000	46,305

12 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #		57,000	$54,079
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20		92,000	91,483
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #		81,000	100,693
Energy XXI 3.00% exercise
price $40.40, expiration
date 12/13/18		92,000	27,830
General Cable 4.50% exercise
price $34.88, expiration
date 11/15/29 ϕ		73,000	52,971
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16		25,000	103,516
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16		21,000	46,436
Intel 3.25% exercise price
$21.71, expiration date
8/1/39		22,000	38,294
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29		87,000	96,244
Lexington Realty Trust 144A
6.00% exercise price
$6.68, expiration date
1/11/30 #		27,000	43,706
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43		82,000	116,953
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #		62,000	68,587
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15		41,000	48,483
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15		19,000	80,394
Novellus Systems 2.625%
exercise price $34.93,
expiration date 5/14/41		48,000	110,280
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		97,000	123,796
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #		24,000	24,705
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41		155,000	82,150
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		40,000	41,450
RTI International Metals
1.625% exercise price
$40.72, expiration date
10/10/19		59,000	57,636
SanDisk 1.50% exercise price
$51.36, expiration date
8/11/17		37,000	71,225
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21		62,000	60,528
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19		63,000	45,321
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #		65,000	63,537
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		77,000	69,107
Vector Group 1.75% exercise
price $25.87, expiration
date 4/15/20		60,000	63,863
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●		26,000	36,712
VeriSign 4.086% exercise
price $34.37, expiration
date 8/15/37		24,000	41,235
Total Convertible Bonds
(cost $2,011,133)			2,195,954

Corporate Bonds – 20.17%
Banking – 2.80%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	51,000	44,951
3.625% 11/6/18 ●	AUD	22,000	18,106

(continues)     NQ-448 [12/14] 2/15 (13990) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Banco Santander Mexico
Institucion de Banca
Multiple Grupo Financiero
Santand 144A
5.95% 1/30/24 #●		200,000	$208,500
Bank of America
4.25% 10/22/26		330,000	329,714
Barclays 2.75% 11/8/19		290,000	288,496
BB&T
2.45% 1/15/20		145,000	144,579
5.25% 11/1/19		169,000	188,469
BBVA Banco Continental
144A 5.00% 8/26/22 #		70,000	73,108
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	163,185
Branch Banking & Trust
3.80% 10/30/26		250,000	255,485
City National 5.25% 9/15/20		115,000	128,216
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	80,000	11,188
Credit Suisse 144A
6.50% 8/8/23 #		250,000	275,055
Export-Import Bank of China
144A 2.50% 7/31/19 #		200,000	200,151
144A 3.625% 7/31/24 #		200,000	202,358
Goldman Sachs Group
5.20% 12/17/19	NZD	106,000	83,233
6.15% 4/1/18		315,000	353,719
HBOS 144A 6.75% 5/21/18 #		100,000	111,700
HSBC Holdings
5.625% 12/29/49 ●		200,000	200,950
JPMorgan Chase
0.863% 1/28/19 ●		45,000	45,044
3.825% 5/17/18 ●	AUD	190,000	156,299
4.125% 12/15/26		360,000	361,208
4.25% 11/2/18	NZD	110,000	85,381
6.75% 8/29/49 ●		105,000	111,300
KeyBank 5.45% 3/3/16		290,000	304,826
Lloyds Banking Group
7.50% 4/30/49 ●		200,000	204,000
Morgan Stanley
4.35% 9/8/26		205,000	206,506
5.00% 9/30/21	AUD	24,000	20,633
National City Bank
0.605% 6/7/17 ●		250,000	248,971
Northern Trust
3.95% 10/30/25		90,000	93,874
Oversea-Chinese Banking
144A 4.00% 10/15/24 #●		200,000	205,036
PNC Bank 3.30% 10/30/24		250,000	254,933
PNC Preferred Funding Trust II
144A 1.463% 3/31/49 #●		300,000	283,500
Santander Holdings USA
3.45% 8/27/18		105,000	109,114
Siam Commercial Bank 144A
3.50% 4/7/19 #		200,000	205,938
State Street 3.10% 5/15/23		220,000	217,297
SunTrust Bank
0.523% 8/24/15 ●		125,000	124,769
2.35% 11/1/18		50,000	50,353
SVB Financial Group
5.375% 9/15/20		200,000	225,450
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		200,000	204,000
USB Capital IX
3.50% 10/29/49 ●		235,000	190,350
USB Realty 144A
1.378% 12/22/49 #●		100,000	90,500
Wells Fargo
4.10% 6/3/26		505,000	516,842
4.65% 11/4/44		50,000	51,804
Woori Bank
144A 2.875% 10/2/18 #		200,000	204,038
144A 4.75% 4/30/24 #		400,000	414,189
Zions Bancorp
4.50% 6/13/23		115,000	121,622
			8,588,940
Basic Industry – 1.77%
AK Steel 7.625% 5/15/20		55,000	51,425
ArcelorMittal 10.35% 6/1/19		145,000	175,631
BHP Billiton Finance USA
3.25% 11/21/21		115,000	118,951
Builders FirstSource 144A
7.625% 6/1/21 #		150,000	154,125
Celanese U.S. Holdings
4.625% 11/15/22		125,000	124,375
Cemex 144A
7.25% 1/15/21 #		200,000	210,000
CF Industries
5.15% 3/15/34		95,000	99,676
5.375% 3/15/44		160,000	173,281
6.875% 5/1/18		230,000	261,668
7.125% 5/1/20		81,000	96,610
Dow Chemical
3.50% 10/1/24		55,000	54,554

14 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical
8.55% 5/15/19	721,000	$897,222
Eastman Chemical
2.70% 1/15/20	115,000	115,786
FMG Resources August 2006
144A 6.875% 4/1/22 #	324,000	270,945
Freeport-McMoRan
4.00% 11/14/21	30,000	29,768
4.55% 11/14/24	90,000	87,564
Freeport-McMoRan Oil & Gas
6.50% 11/15/20	61,000	66,183
Georgia-Pacific
144A 3.60% 3/1/25 #	40,000	40,254
8.00% 1/15/24	315,000	419,442
Gerdau Holdings 144A
7.00% 1/20/20 #	100,000	108,625
Immucor 11.125% 8/15/19	100,000	108,500
LSB Industries 7.75% 8/1/19	30,000	31,350
Lundin Mining 144A
7.50% 11/1/20 #	65,000	64,513
Methanex 4.25% 12/1/24	110,000	109,739
Monsanto 4.40% 7/15/44	110,000	114,603
Mosaic 5.625% 11/15/43	160,000	184,059
Nortek 8.50% 4/15/21	100,000	107,500
Novelis 8.75% 12/15/20	80,000	85,200
OCP 144A 5.625% 4/25/24 #	400,000	421,500
PolyOne 5.25% 3/15/23	60,000	60,260
PPG Industries
2.30% 11/15/19	95,000	94,690
Rockwood Specialties Group
4.625% 10/15/20	85,000	88,081
Ryerson
9.00% 10/15/17	55,000	56,650
11.25% 10/15/18	14,000	14,980
TPC Group 144A
8.75% 12/15/20 #	60,000	58,650
Tupy Overseas 144A
6.625% 7/17/24 #	200,000	193,000
Yamana Gold
4.95% 7/15/24	100,000	97,781
		5,447,141
Brokerage – 0.16%
Jefferies Group
5.125% 1/20/23	45,000	45,818
6.45% 6/8/27	50,000	52,127
6.50% 1/20/43	30,000	30,702
Lazard Group
4.25% 11/14/20	120,000	126,638
Lazard Group
6.85% 6/15/17	220,000	245,043
		500,328
Capital Goods – 0.56%
Accudyne Industries 144A
7.75% 12/15/20 #	150,000	142,500
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #	340,000	329,800
Berry Plastics 5.50% 5/15/22	55,000	55,894
BWAY Holding 144A
9.125% 8/15/21 #	125,000	125,625
Consolidated Container 144A
10.125% 7/15/20 #	45,000	42,075
Crane
2.75% 12/15/18	30,000	30,352
4.45% 12/15/23	155,000	163,708
Gates Global 144A
6.00% 7/15/22 #	125,000	120,337
KLX 144A 5.875% 12/1/22 #	70,000	70,875
Milacron 144A
7.75% 2/15/21 #	70,000	71,750
OAS Finance 144A
8.00% 7/2/21 #	200,000	69,000
Parker-Hannifin
3.30% 11/21/24	10,000	10,227
Plastipak Holdings 144A
6.50% 10/1/21 #	95,000	95,475
Reynolds Group Issuer
8.25% 2/15/21	110,000	113,300
TransDigm
6.00% 7/15/22	85,000	85,213
6.50% 7/15/24	60,000	60,600
Trinity Industries
4.55% 10/1/24	130,000	126,512
		1,713,243
Consumer Cyclical – 1.85%
Alibaba Group Holding
144A 3.125% 11/28/21 #	200,000	197,899
144A 3.60% 11/28/24 #	200,000	198,779
Amazon.com
3.80% 12/5/24	75,000	76,994
4.80% 12/5/34	70,000	73,716
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	60,000	60,300

(continues)     NQ-448 [12/14] 2/15 (13990) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
American Axle &
Manufacturing
6.25% 3/15/21		90,000	$94,950
Bed Bath & Beyond
4.915% 8/1/34		135,000	139,563
5.165% 8/1/44		105,000	110,112
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #❆		105,000	93,187
Daimler 2.75% 12/10/18	NOK	210,000	29,635
Ford Motor 7.45% 7/16/31		108,000	147,007
Ford Motor Credit
3.664% 9/8/24		250,000	251,007
General Motors
3.50% 10/2/18		120,000	123,000
5.00% 4/1/35		95,000	99,236
General Motors Financial
3.00% 9/25/17		70,000	70,877
4.375% 9/25/21		95,000	99,275
HD Supply
7.50% 7/15/20		47,000	49,467
11.50% 7/15/20		60,000	69,000
Historic TW 6.875% 6/15/18		290,000	335,554
Host Hotels & Resorts
3.75% 10/15/23		180,000	179,874
4.75% 3/1/23		135,000	143,695
5.875% 6/15/19		40,000	42,019
Hyundai Capital America
144A 2.55% 2/6/19 #		50,000	50,055
Ingram Micro
4.95% 12/15/24		90,000	90,145
International Game
Technology
5.35% 10/15/23		190,000	191,692
INVISTA Finance 144A
4.25% 10/15/19 #		135,000	135,675
Landry’s 144A
9.375% 5/1/20 #		50,000	53,250
Lear 5.25% 1/15/25		135,000	137,363
Levi Strauss 6.875% 5/1/22		115,000	124,200
Magna International
3.625% 6/15/24		185,000	185,738
Marriott International
3.375% 10/15/20		105,000	107,632
Meritor 6.75% 6/15/21		55,000	57,750
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		45,000	45,113
QVC
4.375% 3/15/23		230,000	231,186
QVC
5.45% 8/15/34		140,000	137,014
Sally Holdings 5.75% 6/1/22		75,000	78,937
Signet UK Finance
4.70% 6/15/24		260,000	251,352
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25		95,000	95,794
4.50% 10/1/34		55,000	56,276
Suburban Propane Partners
7.375% 8/1/21		32,000	33,680
Tenedora Nemak 144A
5.50% 2/28/23 #		200,000	204,500
Toyota Finance Australia
2.25% 8/31/16	NOK	130,000	17,699
TRW Automotive
144A 4.45% 12/1/23 #		195,000	196,463
144A 4.50% 3/1/21 #		100,000	100,750
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫		45,000	45,675
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫		115,000	115,863
Walgreens Boots Alliance
3.80% 11/18/24		140,000	143,073
Wyndham Worldwide
5.625% 3/1/21		85,000	95,172
			5,667,193
Consumer Non-Cyclical – 1.53%
Becton Dickinson
3.734% 12/15/24		150,000	154,750
Boston Scientific
2.65% 10/1/18		50,000	50,103
BRF 144A 3.95% 5/22/23 #		200,000	185,400
CareFusion 6.375% 8/1/19		195,000	225,842
CDK Global 144A
4.50% 10/15/24 #		90,000	91,471
Celgene
3.25% 8/15/22		15,000	15,122
3.95% 10/15/20		225,000	238,324
4.625% 5/15/44		55,000	57,280
Community Health Systems
6.875% 2/1/22		60,000	63,863
Crimson Merger Sub 144A
6.625% 5/15/22 #		120,000	108,000
DaVita HealthCare Partners
5.125% 7/15/24		125,000	127,734

16 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
ENA Norte Trust 144A
4.95% 4/25/23 #		226,928	$233,736
Express Scripts Holding
2.25% 6/15/19		95,000	94,081
3.50% 6/15/24		225,000	224,658
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #		75,000	81,750
Gilead Sciences
3.50% 2/1/25		120,000	123,423
4.50% 2/1/45		25,000	26,832
HCA 5.00% 3/15/24		425,000	437,750
JBS Investments 144A
7.75% 10/28/20 #		200,000	208,100
Kinetic Concepts
10.50% 11/1/18		80,000	87,200
Medtronic
144A 3.15% 3/15/22 #		140,000	142,002
144A 3.50% 3/15/25 #		120,000	123,019
144A 4.375% 3/15/35 #		85,000	90,479
Omnicare
4.75% 12/1/22		5,000	5,087
5.00% 12/1/24		70,000	72,100
Pernod-Ricard 144A
4.25% 7/15/22 #		150,000	158,822
Perrigo
4.00% 11/15/23		200,000	206,642
5.30% 11/15/43		200,000	221,704
Prestige Brands 144A
5.375% 12/15/21 #		150,000	148,125
Quest Diagnostics
2.70% 4/1/19		75,000	75,715
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	132,707
Salix Pharmaceuticals 144A
6.00% 1/15/21 #		70,000	71,575
Smithfield Foods
6.625% 8/15/22		65,000	68,250
Spectrum Brands
6.375% 11/15/20		85,000	89,037
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #		30,000	30,300
Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20 #		60,000	62,925
Zimmer Holdings
3.375% 11/30/21		155,000	157,702
			4,691,610
Energy – 2.38%
AmeriGas Finance
7.00% 5/20/22		60,000	62,400
Anadarko Petroleum
3.45% 7/15/24		105,000	102,711
Bristow Group
6.25% 10/15/22		80,000	80,000
California Resources
144A 5.50% 9/15/21 #		60,000	51,600
144A 6.00% 11/15/24 #		80,000	68,000
Canadian Natural Resources
3.90% 2/1/25		90,000	88,902
Chaparral Energy
7.625% 11/15/22		25,000	16,625
Chesapeake Energy
5.75% 3/15/23		25,000	25,875
Cimarex Energy
4.375% 6/1/24		65,000	62,237
CNOOC Nexen Finance 2014
4.25% 4/30/24		200,000	207,333
ConocoPhillips
3.35% 11/15/24		145,000	146,800
4.30% 11/15/44		60,000	63,031
Continental Resources
4.50% 4/15/23		340,000	323,940
Drill Rigs Holdings 144A
6.50% 10/1/17 #		215,000	179,525
El Paso Pipeline Partners
Operating 4.30% 5/1/24		155,000	155,590
Enbridge Energy Partners
8.05% 10/1/37 ●		300,000	326,250
Energy Transfer Partners
5.95% 10/1/43		225,000	247,661
9.70% 3/15/19		110,000	138,186
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #		90,000	48,825
EnLink Midstream Partners
5.05% 4/1/45		90,000	87,279
Enterprise Products Operating
7.034% 1/15/68 ●		360,000	395,146
Exterran Partners
6.00% 4/1/21		40,000	35,200
Halcon Resources
8.875% 5/15/21		84,000	63,630
Key Energy Services
6.75% 3/1/21		90,000	56,700

(continues)     NQ-448 [12/14] 2/15 (13990) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Kinder Morgan
144A 5.00% 2/15/21 #		65,000	$67,711
5.30% 12/1/34		140,000	142,538
5.55% 6/1/45		55,000	56,540
Kinder Morgan Energy
Partners 9.00% 2/1/19		205,000	248,730
Laredo Petroleum
7.375% 5/1/22		130,000	122,200
Marathon Petroleum
4.75% 9/15/44		110,000	104,286
Midstates Petroleum
9.25% 6/1/21		115,000	58,650
Murphy Oil USA
6.00% 8/15/23		160,000	168,000
Newfield Exploration
5.625% 7/1/24		100,000	99,438
Noble Energy
3.90% 11/15/24		80,000	79,228
5.05% 11/15/44		100,000	99,221
Oasis Petroleum
6.875% 3/15/22		100,000	91,500
ONGC Videsh
3.25% 7/15/19		200,000	200,244
Pacific Rubiales Energy
144A 5.375% 1/26/19 #		100,000	86,400
144A 5.625% 1/19/25 #		126,000	97,020
PDC Energy 7.75% 10/15/22		40,000	38,200
Petrobras Global Finance
3.00% 1/15/19		5,000	4,433
4.875% 3/17/20		100,000	93,801
Petrobras International
Finance 5.375% 1/27/21		172,000	160,230
Petroleos de Venezuela
9.00% 11/17/21		40,000	17,700
Petroleos Mexicanos
144A 4.25% 1/15/25 #		80,000	79,680
6.50% 6/2/41		25,000	28,813
Plains All American Pipeline
8.75% 5/1/19		205,000	255,490
Pride International
6.875% 8/15/20		425,000	477,399
SandRidge Energy
8.125% 10/15/22		95,000	60,325
Statoil
2.90% 11/8/20		100,000	102,427
3.25% 11/10/24		70,000	70,377
Sunoco Logistics Partners
Operations
3.45% 1/15/23		260,000	249,765
Talisman Energy
3.75% 2/1/21		70,000	67,783
5.50% 5/15/42		255,000	241,526
TransCanada PipeLines
6.35% 5/15/67 ●		335,000	325,787
Williams 4.55% 6/24/24		100,000	93,173
Williams Partners
7.25% 2/1/17		170,000	187,468
			7,309,529
Financials – 0.72%
Consolidated Energy Finance
144A 6.75% 10/15/19 #		200,000	196,500
Corp Financiera de Desarrollo
144A 5.25% 7/15/29 #●		200,000	203,540
General Electric Capital
2.10% 12/11/19		25,000	24,987
3.45% 5/15/24		135,000	139,657
4.25% 1/17/18	NZD	55,000	42,890
5.55% 5/4/20		75,000	86,398
6.00% 8/7/19		145,000	168,832
7.125% 12/15/49 ●		400,000	467,000
Hutchison Whampoa
International 14 144A
3.625% 10/31/24 #		200,000	201,328
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	80,443
SUAM Finance 144A
4.875% 4/17/24 #		200,000	200,500
Trust F 144A
5.25% 12/15/24 #		200,000	206,520
Woodside Finance 144A
8.75% 3/1/19 #		160,000	198,397
			2,216,992
Insurance – 0.79%
Allstate 5.75% 8/15/53 ●		140,000	147,787
Berkshire Hathaway Finance
2.90% 10/15/20		145,000	148,878
Chubb 6.375% 3/29/67 ●		205,000	220,795
Five Corners Funding Trust
144A 4.419% 11/15/23 #		100,000	105,936
Highmark
144A 4.75% 5/15/21 #		75,000	77,673
144A 6.125% 5/15/41 #		30,000	31,766
Hockey Merger 144A
7.875% 10/1/21 #		110,000	109,725
MetLife 6.40% 12/15/36		20,000	22,400
MetLife Capital Trust X 144A
9.25% 4/8/38 #		400,000	574,000

18 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Onex USI Acquisition 144A
7.75% 1/15/21 #	20,000	$19,600
Prudential Financial
4.50% 11/15/20	5,000	5,433
5.625% 6/15/43 ●	75,000	77,047
5.875% 9/15/42 ●	265,000	280,900
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	100,000	100,305
144A 4.125% 11/1/24 #	200,000	205,296
Voya Financial
5.65% 5/15/53 ●	160,000	159,200
XL Group 6.50% 12/29/49 ●	140,000	134,050
		2,420,791
Media – 1.22%
Altice 144A 7.75% 5/15/22 #	200,000	200,875
British Sky Broadcasting
Group 144A
3.75% 9/16/24 #	400,000	403,263
CCO Holdings
5.25% 9/30/22	55,000	55,069
CCOH Safari 5.75% 12/1/24	40,000	40,550
Columbus International 144A
7.375% 3/30/21 #	200,000	208,750
Comcast
3.375% 2/15/25	405,000	414,633
4.75% 3/1/44	40,000	44,759
Cox Communications
144A 3.85% 2/1/25 #	200,000	202,294
144A 4.80% 2/1/35 #	15,000	15,678
CSC Holdings 144A
5.25% 6/1/24 #	70,000	70,525
DIRECTV Holdings
3.95% 1/15/25	295,000	297,933
5.15% 3/15/42	30,000	31,115
DISH DBS 5.00% 3/15/23	85,000	82,450
Expedia 4.50% 8/15/24	60,000	60,704
Gray Television
7.50% 10/1/20	80,000	82,800
Netflix 144A 5.75% 3/1/24 #	55,000	57,475
Nielsen Luxembourg 144A
5.50% 10/1/21 #	60,000	61,500
Sinclair Television Group
5.375% 4/1/21	70,000	69,825
144A 5.625% 8/1/24 #	35,000	34,037
6.125% 10/1/22	60,000	61,350
Time Warner Cable
4.00% 9/1/21	95,000	101,256
Time Warner Cable
8.25% 4/1/19	285,000	349,202
Unitymedia Hessen 144A
5.00% 1/15/25 #	210,000	211,050
Viacom 4.85% 12/15/34	375,000	384,972
VTR Finance 144A
6.875% 1/15/24 #	200,000	204,500
		3,746,565
Real Estate – 0.81%
Alexandria Real Estate
Equities
3.90% 6/15/23	40,000	40,199
4.50% 7/30/29	65,000	66,738
4.60% 4/1/22	160,000	170,440
American Tower Trust I
144A 1.551% 3/15/43 #	55,000	54,399
144A 3.07% 3/15/23 #	140,000	139,680
AvalonBay Communities
3.50% 11/15/24	85,000	85,147
CBL & Associates
4.60% 10/15/24	205,000	208,015
5.25% 12/1/23	25,000	26,834
Corporate Office Properties
3.60% 5/15/23	95,000	91,443
5.25% 2/15/24	125,000	134,493
DDR
4.75% 4/15/18	70,000	74,831
7.50% 4/1/17	35,000	39,234
7.875% 9/1/20	107,000	132,115
Education Realty Operating
Partnership
4.60% 12/1/24	115,000	117,986
Excel Trust 4.625% 5/15/24	65,000	67,578
Geo Group
5.875% 10/15/24	85,000	86,487
Healthcare Trust of America
Holdings 3.375% 7/15/21	60,000	59,979
Hospitality Properties Trust
4.50% 3/15/25	110,000	110,950
Regency Centers
4.80% 4/15/21	85,000	92,678
5.875% 6/15/17	105,000	115,561
WEA Finance 144A
3.75% 9/17/24 #	475,000	482,990
WP Carey 4.60% 4/1/24	95,000	99,934
		2,497,711
(continues)     NQ-448 [12/14] 2/15 (13990) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Services – 0.17%
Ameristar Casinos
7.50% 4/15/21	95,000	$99,512
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	85,000	75,225
MGM Resorts International
6.00% 3/15/23	150,000	151,500
Service Corp. International
5.375% 5/15/24	80,000	82,000
United Rentals North America
5.75% 11/15/24	70,000	72,275
Wynn Las Vegas
5.375% 3/15/22	40,000	40,800
		521,312
Technology – 0.70%
Activision Blizzard 144A
6.125% 9/15/23 #	130,000	140,400
BMC Software Finance 144A
8.125% 7/15/21 #	35,000	33,075
Equinix
4.875% 4/1/20	53,000	53,000
5.375% 4/1/23	137,000	137,685
First Data
11.25% 1/15/21	123,000	139,913
11.75% 8/15/21	55,000	63,387
Jabil Circuit 7.75% 7/15/16	28,000	30,135
National Semiconductor
6.60% 6/15/17	220,000	247,684
NCR 6.375% 12/15/23	95,000	99,275
NetApp 3.25% 12/15/22	160,000	158,078
Oracle
3.40% 7/8/24	110,000	112,561
4.50% 7/8/44	85,000	92,556
Samsung Electronics America
144A 1.75% 4/10/17 #	200,000	200,717
Seagate HDD Cayman
144A 4.75% 1/1/25 #	105,000	108,382
144A 5.75% 12/1/34 #	140,000	148,087
Thermo Fisher Scientific
2.40% 2/1/19	145,000	145,356
4.15% 2/1/24	205,000	216,600
Xerox 6.35% 5/15/18	15,000	16,974
		2,143,865
Telecommunications – 2.08%
AT&T 4.80% 6/15/44	125,000	127,875
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	200,000	217,384
CC Holdings GS V
3.849% 4/15/23	95,000	94,530
CenturyLink
5.80% 3/15/22	315,000	328,387
6.75% 12/1/23	100,000	109,875
Crown Castle Towers 144A
4.883% 8/15/20 #	535,000	589,610
Digicel Group 144A
8.25% 9/30/20 #	400,000	390,000
Hughes Satellite Systems
7.625% 6/15/21	40,000	44,200
Intelsat Luxembourg
8.125% 6/1/23	285,000	292,125
Lamar Media 5.00% 5/1/23	90,000	89,550
Level 3 Escrow II 144A
5.375% 8/15/22 #	70,000	70,525
MDC Partners 144A
6.75% 4/1/20 #	95,000	98,206
MetroPCS Wireless
6.625% 11/15/20	45,000	45,956
Motorola Solutions
4.00% 9/1/24	165,000	166,324
MTN Mauritius Investments
144A 4.755% 11/11/24 #	200,000	197,000
MTS International Funding
144A 8.625% 6/22/20 #	100,000	98,500
Omnicom Group
3.65% 11/1/24	345,000	345,868
Orange 5.50% 2/6/44	145,000	170,740
SBA Tower Trust
144A 2.24% 4/16/18 #	100,000	99,253
144A 2.898% 10/15/19 #	70,000	70,184
SES 144A 3.60% 4/4/23 #	225,000	227,863
SES Global Americas Holdings
144A 5.30% 3/25/44 #	250,000	280,973
Sprint 7.125% 6/15/24	180,000	168,300
Telefonica Emisiones SAU
4.57% 4/27/23	450,000	482,626
Telemar Norte Leste 144A
5.50% 10/23/20 #	116,000	108,460
T-Mobile USA
6.125% 1/15/22	95,000	96,781
Turk Telekomunikasyon 144A
3.75% 6/19/19 #	200,000	201,225
Verizon Communications
3.00% 11/1/21	405,000	400,036
4.40% 11/1/34	190,000	189,477
5.15% 9/15/23	120,000	132,602

20 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	$189,260
Windstream
7.50% 4/1/23	30,000	30,000
7.75% 10/1/21	60,000	61,500
WPP Finance 2010
5.625% 11/15/43	110,000	126,157
Zayo Group 10.125% 7/1/20	38,000	42,961
		6,384,313
Transportation – 0.34%
Air Medical Group Holdings
9.25% 11/1/18	15,000	15,694
Aviation Capital Group 144A
6.75% 4/6/21 #	100,000	113,750
Brambles USA 144A
3.95% 4/1/15 #	5,000	5,035
Burlington Northern Santa Fe
3.40% 9/1/24	95,000	96,928
4.90% 4/1/44	160,000	180,623
DP World 144A
6.85% 7/2/37 #	100,000	113,278
ERAC USA Finance
144A 4.50% 8/16/21 #	20,000	21,416
144A 5.25% 10/1/20 #	165,000	185,997
Norfolk Southern
3.85% 1/15/24	100,000	105,341
United Parcel Service
5.125% 4/1/19	190,000	213,671
		1,051,733
Utilities – 2.29%
AES 5.50% 3/15/24	120,000	122,376
AES Gener 144A
8.375% 12/18/73 #●	200,000	218,000
Ameren Illinois
3.25% 3/1/25	110,000	111,789
9.75% 11/15/18	340,000	434,926
American Electric Power
2.95% 12/15/22	50,000	49,133
American Transmission
Systems 144A
5.25% 1/15/22 #	320,000	358,863
Berkshire Hathaway Energy
3.75% 11/15/23	200,000	208,910
144A 4.50% 2/1/45 #	75,000	78,805
Calpine 5.375% 1/15/23	65,000	65,731
CenterPoint Energy
5.95% 2/1/17	5,000	5,454
Cleveland Electric Illuminating
5.50% 8/15/24	90,000	106,767
CMS Energy 6.25% 2/1/20	100,000	115,919
ComEd Financing III
6.35% 3/15/33	160,000	165,257
Dominion Gas Holdings
3.60% 12/15/24	165,000	168,195
Dominion Resources
3.625% 12/1/24	50,000	50,753
DTE Energy 2.40% 12/1/19	120,000	120,158
Dynegy Finance I
144A 6.75% 11/1/19 #	30,000	30,563
144A 7.375% 11/1/22 #	50,000	50,937
144A 7.625% 11/1/24 #	115,000	117,444
Electricite de France
144A 4.60% 1/27/20 #	35,000	38,578
144A 5.25% 12/29/49 #●	300,000	308,250
Enel 144A
8.75% 9/24/73 #●	400,000	466,500
Entergy Arkansas
3.70% 6/1/24	50,000	52,497
Entergy Louisiana
4.05% 9/1/23	260,000	279,249
Great Plains Energy
4.85% 6/1/21	85,000	93,194
5.292% 6/15/22	95,000	109,091
Indiana Michigan Power
3.20% 3/15/23	175,000	176,267
Integrys Energy Group
6.11% 12/1/66 ●	220,000	220,483
IPALCO Enterprises
5.00% 5/1/18	95,000	100,700
ITC Holdings 3.65% 6/15/24	165,000	167,653
LG&E & KU Energy
3.75% 11/15/20	95,000	99,211
4.375% 10/1/21	265,000	282,475
Metropolitan Edison 144A
4.00% 4/15/25 #	70,000	71,543
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 ●	180,000	178,830
NextEra Energy Capital
Holdings
2.40% 9/15/19	160,000	160,024
3.625% 6/15/23	70,000	71,152
NiSource Finance
6.125% 3/1/22	115,000	136,519
NV Energy 6.25% 11/15/20	210,000	247,032

(continues)     NQ-448 [12/14] 2/15 (13990) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Pennsylvania Electric
5.20% 4/1/20	135,000	$149,010
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	200,000	209,500
Public Service of New
Hampshire
3.50% 11/1/23	95,000	98,290
Public Service of Oklahoma
5.15% 12/1/19	200,000	223,800
Puget Energy 6.00% 9/1/21	80,000	93,719
State Grid Overseas
Investment 2014 144A
4.125% 5/7/24 #	200,000	210,679
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	60,000	61,141
Wisconsin Energy
6.25% 5/15/67 ●	160,000	160,929
		7,046,296
Total Corporate Bonds
(cost $60,986,818)		61,947,562

Municipal Bonds – 0.23%
Golden State, California
Tobacco Securitization
Asset-Backed Senior Notes
Series A-1
5.125% 6/1/47	60,000	45,733
5.75% 6/1/47	65,000	54,214
New Jersey State
Transportation Trust Fund
Series AA 5.00% 6/15/44	70,000	75,109
New York City, New York
Series I 5.00% 8/1/22	50,000	60,009
New York State Thruway
Authority
Series A 5.00% 5/1/19	65,000	74,692
Oregon State Taxable Pension
5.892% 6/1/27	200,000	248,932
State of Maryland Local
Facilities
Series A 5.00% 8/1/21	65,000	78,712
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue Bond
(NTE Mobility)
6.75% 6/30/43 (AMT)	50,000	60,925
Total Municipal Bonds
(cost $618,896)		698,326

Non-Agency Asset-Backed Securities – 0.82%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	100,000	107,014
Ally Master Owner Trust
Series 2013-2 A
0.611% 4/15/18 ●	185,000	184,880
Applebee’s/IHOP Funding
Series 2014-1 A2 144A
4.277% 9/5/44 #	145,000	145,475
ARL Second
Series 2014-1A A1 144A
2.92% 6/15/44 #	113,813	113,062
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	103,569
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	118,749
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	200,624
BA Credit Card Trust
Series 2014-A3 A
0.451% 1/15/20 ●	100,000	99,982
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	55,318	55,570
Chase Issuance Trust
Series 2014-A8 A
0.411% 11/15/18 ●	105,000	105,010
Discover Card Execution Note
Trust
Series 2012-A6 A6
1.67% 1/18/22	400,000	392,683
Ford Credit Auto Owner Trust
Series 2014-C A3
1.06% 5/15/19	90,000	89,740
Golden Credit Card Trust
Series 2014-2A A 144A
0.612% 3/15/21 #●	100,000	99,748
Great America Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	100,586
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	149,250	146,324
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #●	5,016	5,009

22 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38		66,564	$70,762
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #		125,000	123,641
Synchrony Credit Card Master
Note Trust
Series 2014-1 A
1.61% 11/15/20		110,000	109,599
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.561% 10/15/15 #●		135,000	135,322
Total Non-Agency
Asset-Backed Securities
(cost $2,509,635)			2,507,349

Non-Agency Collateralized Mortgage Obligations – 0.17%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35 ●		15,343	15,152
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		43,350	44,734
Series 2005-6 7A1
5.50% 7/25/20		5,619	5,668
ChaseFlex Trust
Series 2006-1 A4
5.002% 6/25/36 ●		110,000	95,740
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35		84,670	84,833
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●		19,809	20,754
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36		85,922	86,753
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.712% 9/25/43 #●		97,221	94,659
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫		46,341	47,300
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.615% 4/25/36 ●		23,854	22,800
Total Non-Agency
Collateralized Mortgage
Obligations (cost $468,943)			518,393

Regional Bonds – 0.11%Δ
Australia – 0.06%
New South Wales Treasury
4.00% 5/20/26	AUD	169,000	147,724
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	21,000	19,467
			167,191
Canada – 0.05%
Province of Ontario Canada
3.45% 6/2/45	CAD	54,000	48,074
Province of Quebec Canada
6.00% 10/1/29	CAD	102,000	118,192
			166,266
Total Regional Bonds
(cost $336,088)			333,457

Senior Secured Loans – 3.42%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		326,288	326,123
Aramark Tranche E
3.25% 9/7/19		179,450	177,168
Azure Midstream Tranche B
6.50% 11/15/18		138,772	125,589
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		355,940	350,452
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21		129,350	120,080
Calpine Construction Finance
Tranche B 3.00% 5/3/20		298,385	289,247
Charter Communications
Tranche B 1st Lien
4.25% 9/12/21		155,000	155,979
Chrysler Group Tranche B 1st
Lien 3.50% 5/24/17		19,644	19,619
Clear Channel Communications
Tranche B
3.81% 1/29/16		130,000	128,659
Community Health Systems
Tranche D 4.25% 1/27/21		250,626	250,452

(continues)     NQ-448 [12/14] 2/15 (13990) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Community Health Systems
Tranche E 3.49% 1/25/17		66,174	$65,896
Drillships Financing Holdings
Tranche B1
6.00% 3/31/21		128,375	102,379
Emdeon 1st Lien
3.75% 11/2/18		198,311	195,254
First Data Tranche B 1st Lien
4.16% 3/24/21		389,313	384,812
HCA Tranche B4
2.98% 5/1/18		395,000	392,470
HCA Tranche B5 1st Lien
2.91% 3/31/17		418,700	416,292
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20		656,667	649,936
Houghton International 1st
Lien 4.00% 12/20/19		641,900	632,271
Hunstman International
Tranche B 1st Lien
3.75% 10/1/21		520,000	512,525
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		165,338	164,098
Immucor Tranche B2
5.00% 8/19/18		305,778	303,103
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19		480,278	474,475
Landry’s Tranche B
4.00% 4/24/18		146,297	145,612
Level 3 Financing Tranche B
4.00% 1/15/20		245,000	243,979
Moxie Liberty Tranche B
7.50% 8/21/20		10,000	9,900
National Vision
4.00% 3/13/21		158,626	153,868
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20		129,027	127,306
Novelis Tranche B
3.75% 3/10/17		162,618	161,348
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19		94,500	93,614
Patheon 4.25% 3/11/21		213,925	208,243
Republic of Angola
(Unsecured)
6.57% 12/16/23		255,000	255,637
Scientific Games International
6.00% 10/18/20		247,500	244,561
Sensus USA 2nd Lien
8.50% 5/9/18		165,000	157,987
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19		69,291	68,598
Sprouts Farmers
4.00% 4/23/20		134,006	133,922
Stena 1st Lien 4.00% 3/3/21		327,525	289,860
Univision Communications
Tranche C4 4.00% 3/1/20		597,232	585,287
USI Insurance Services
Tranche B 1st Lien
4.25% 12/27/19		161,715	158,987
Valeant Pharmaceuticals
International Tranche BE
3.50% 8/5/20		151,277	150,174
Wide Open West Finance
4.75% 4/1/19		520,725	518,447
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		581,253	577,045
Total Senior Secured Loans
(cost $10,656,710)			10,521,254

Sovereign Bonds – 0.90%Δ
Brazil – 0.08%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	108,000	36,748
10.00% 1/1/21	BRL	646,000	207,807
			244,555
Chile – 0.06%
Chile Government
International Bond
5.50% 8/5/20	CLP	110,000,000	190,964
			190,964
Colombia – 0.12%
Colombia Government
International Bond
4.375% 3/21/23	COP	247,000,000	91,127
5.625% 2/26/44		200,000	226,000
9.85% 6/28/27	COP	101,000,000	53,255
			370,382
Hungary – 0.04%
Hungary Government
International Bond
5.375% 3/25/24		120,000	130,200
			130,200
Iceland – 0.07%
Republic of Iceland 144A
5.875% 5/11/22 #		200,000	224,482
			224,482

24 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Indonesia – 0.03%
Indonesia Government
7.875% 4/15/19	IDR	1,150,000,000	$93,667
			93,667
Mexico – 0.02%
Mexican Bonos
6.50% 6/10/21	MXN	129,200	9,240
10.00% 12/5/24	MXN	554,000	49,276
			58,516
Norway – 0.03%
Kommunalbanken
5.00% 3/28/19	NZD	30,000	24,095
Norway Government Bond
2.00% 5/24/23	NOK	119,000	16,668
3.75% 5/25/21	NOK	246,000	38,073
			78,836
Peru – 0.04%
Republic of Peru 144A
5.70% 8/12/24 #	PEN	326,000	109,241
			109,241
Poland – 0.01%
Poland Government Bond
2.242% 7/25/16 ^	PLN	45,000	12,365
5.25% 10/25/17	PLN	50,000	15,401
			27,766
Portugal – 0.01%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		29,000	30,494
			30,494
Republic of Korea – 0.04%
Korea Treasury
Inflation-Linked Bond
1.125% 6/10/23	KRW	136,408,590	120,447
			120,447
Senegal – 0.06%
Senegal Government
International Bond 144A
6.25% 7/30/24 #		200,000	191,540
			191,540
Slovenia – 0.07%
Slovenia Government
International Bond 144A
5.25% 2/18/24 #		200,000	220,750
			220,750
South Africa – 0.09%
Republic of South Africa
6.75% 3/31/21	ZAR	1,190,000	98,595
8.00% 1/31/30	ZAR	2,013,000	169,110
			267,705
Sweden – 0.02%
Sweden Government Bond
1.50% 11/13/23	SEK	270,000	36,717
2.50% 5/12/25	SEK	230,000	34,061
			70,778
United Kingdom – 0.04%
United Kingdom Gilt
Inflation-Linked Bond
0.125% 3/22/24	GBP	71,223	122,180
			122,180
Zambia – 0.07%
Zambia Government
International Bond 144A
8.50% 4/14/24 #		200,000	219,415
			219,415
Total Sovereign Bonds
(cost $2,910,133)			2,771,918

Supranational Banks – 0.08%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	5,800,000	91,631
Inter-American Development
Bank 7.25% 7/17/17	IDR	720,000,000	57,899
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	103,000	82,454
Total Supranational Banks
(cost $236,793)			231,984

U.S. Treasury Obligations – 0.70%
U.S. Treasury Bonds
3.00% 11/15/44		75,000	78,844
3.125% 8/15/44 ∞		1,880,000	2,024,378
U.S. Treasury Notes
1.50% 11/30/19		20,000	19,875
2.25% 11/15/24		25,000	25,172
Total U.S. Treasury
Obligations
(cost $1,940,782)			2,148,269

(continues)     NQ-448 [12/14] 2/15 (13990) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock – 0.29%
Alabama Power 5.625%	3,445	$86,297
Integrys Energy Group
6.00% ●	3,550	94,785
National Retail Properties
5.70%	2,795	67,779
Public Storage 5.20%	2,780	63,801
Regions Financial 6.375% ●	3,600	91,440
U.S. Bancorp 3.50% ●	600	490,500
Total Preferred Stock
(cost $825,011)		894,602

	Principal
	amount°
Short-Term Investments – 6.23%
Discount Notes – 4.44%≠
Federal Home Loan Bank
0.065% 1/14/15	3,728,946	3,728,935
0.065% 1/21/15	2,251,471	2,251,460
0.065% 2/25/15	1,766,891	1,766,850
0.065% 3/5/15	2,043,060	2,042,991
0.067% 1/16/15	1,058,587	1,058,583
0.08% 2/20/15	1,739,976	1,739,942
0.08% 3/18/15	366,444	366,428
0.085% 3/27/15	682,549	682,517
		13,637,706
Repurchase Agreements – 1.79%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$3,409,238 (collateralized
by U.S. government
obligations
0.875%-4.625%
10/15/17-2/15/40
market value $3,477,417)	3,409,232	3,409,232
Bank of Montreal
0.06%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price
$1,136,415 (collateralized
by U.S. government
obligations
1.25%-3.875%
8/31/15-8/15/44
market value $1,159,139)	1,136,411	1,136,411
BNP Paribas
0.05%, dated 12/31/14, to
be repurchased on 1/2/15,
repurchase price $945,360
(collateralized by U.S.
government obligations
0.875%-1.75%
8/15/17-5/15/23
market value $964,264)	945,357	945,357
		5,491,000
Total Short-Term
Investments
(cost $19,127,911)		19,128,706
Total Value of
Securities – 104.84%
(cost $264,647,161)		322,028,658

Liabilities Net of
Receivables and Other
Assets – (4.84%)		(14,857,134)
Net Assets – 100.00%		$307,171,524
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2014, the aggregate value of Rule 144A securities was $28,020,858, which represents 9.12% of the Fund’s net assets.

@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $3,456,687, which represents 1.13% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy.At Dec. 31, 2014,the aggregate value of fair valued securities was $155,527, which represents 0.05% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security.The rate shown is the rate as of Dec. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.

26 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income,often with above-average economic growth potential but with more risk.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2014.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at Dec. 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(143,711)	USD	124,824	1/9/15	$7,564
BAML	CAD	(255,068)	USD	224,533	1/9/15	5,059
BAML	EUR	(19,328)	USD	24,000	1/9/15	610
BAML	NZD	(239,641)	USD	188,962	1/9/15	2,205
BNP	AUD	(273,813)	USD	237,736	1/9/15	14,319
BNP	NOK	(439,024)	USD	63,163	1/9/15	4,344
BNYM	CAD	(81,150)	USD	69,763	1/2/15	(74)
BNYM	CAD	(85,490)	USD	73,609	1/5/15	43
BNYM	GBP	14,924	USD	(23,228)	1/2/15	28
DB	MXN	(3,288,004)	USD	228,331	1/9/15	5,603
DB	NZD	(152,471)	USD	118,722	1/9/15	(101)
HSBC	GBP	(38,788)	USD	60,645	1/9/15	202
JPMC	KRW	(67,676,780)	USD	61,459	1/9/15	(389)
JPMC	SEK	(322,955)	USD	43,522	1/9/15	2,093
TD	BRL	(234,423)	USD	89,185	1/9/15	1,195
TD	JPY	(4,088,664)	USD	35,168	1/9/15	1,028
TD	ZAR	(3,215,494)	USD	275,771	1/9/15	(1,865)
UBS	COP	(256,548,300)	USD	110,820	1/9/15	3,410
						$45,274

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
	E-mini MSCI EAFE
(11)	Index	$(957,849)	$(966,845)	3/24/15	$(8,996)
	E-mini MSCI Emerging
(21)	Markets Index	(966,571)	(1,005,585)	3/24/15	(39,014)
(10)	E-mini S&P 500 Index	(1,009,697)	(1,026,200)	3/24/15	(16,503)
(14)	U.S. Treasury 5 yr Notes	(1,665,632)	(1,665,016)	4/1/15	616
	U.S. Treasury Long
33	Bonds	4,714,194	4,770,563	3/24/15	56,369
		$114,445			$(7,528)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt

(continues)     NQ-448 [12/14] 2/15 (13990) 27

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

28 NQ-448 [12/14] 2/15 (13990)

Notes

Delaware Foundation® Moderate Allocation Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-448 [12/14] 2/15 (13990) 29

Notes

December 31, 2014 (Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$34,728,333	$99,748	$34,828,081
Corporate Debt	—	64,143,516	—	64,143,516
Foreign Debt	—	3,337,359	—	3,337,359
Municipal Bonds	—	698,326	—	698,326
Senior Secured Loans[1]	—	10,265,617	255,637	10,521,254
Common Stock
Consumer Discretionary	13,433,187	8,600,324	—	22,033,511
Consumer Staples	9,710,826	7,227,447	—	16,938,273
Energy	12,276,821	2,015,059	—	14,291,880
Financials	22,689,283	10,758,309	—	33,447,592
Healthcare	19,311,082	6,839,537	—	26,150,619
Industrials	10,310,361	8,737,166	—	19,047,527
Information Technology	28,152,186	5,844,860	—	33,997,046
Materials	4,672,374	4,168,495	—	8,840,869
Telecommunication Services	5,003,264	3,125,788	—	8,129,052
Utilities	1,932,993	583,195	—	2,516,188
Convertible Preferred Stock[1]	571,073	257,475	—	828,548
Exchange-Traded Funds	107,440	—	—	107,440
Preferred Stock	894,602	—	—	894,602
U.S. Treasury Obligations	—	2,148,269	—	2,148,269
Short-Term Investments	—	19,128,706	—	19,128,706
Total	$129,065,492	$192,607,781	$355,385	$322,028,658
Foreign Currency Exchange
Contracts	$—	$45,274	$—	$45,274
Futures Contracts	(7,528)	—	—	(7,528)

30 NQ-448 [12/14] 2/15 (13990)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed
Securities	—	99.71%	0.29%	100.00%
Senior Secured Loans	—	97.57%	2.43%	100.00%
Convertible Preferred Stock	68.92%	31.08%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Dec. 31, 2014, a portion of the portfolio was categorized as Level 2.

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-448 [12/14] 2/15 (13990) 31

Item 2. Controls and Procedures.

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

       File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: